UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY





Investment Company Act File number 811-5149
                                   811-10631

Name of Fund: Merrill Lynch Funds for Institutions Series
                      Merrill Lynch Premier Institutional Fund
                      Merrill Lynch Institutional Fund
                      Merrill Lynch Institutional Tax-Exempt Fund
                      Merrill Lynch Government Fund
                      Merrill Lynch Treasury Fund
              Master Institutional Money Market Trust
                      Master Premier Institutional Fund
                      Master Institutional Fund
                      Master Institutional Tax-Exempt Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 04/30/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


--------------------------------------------------------------------------------
MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
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

---------------------------------------------------------------------------------------------------------------
                                                                          INTEREST    MATURITY
                   FACE AMOUNT                                               RATE*       DATE          VALUE
---------------------------------------------------------------------------------------------------------------
U.S.              $ 61,500,000    U.S. Treasury Notes......................  1.50%      03/31/06  $  61,484,241
Government &        80,000,000    U.S. Treasury Notes......................  2.50       09/30/06     78,912,480
Agency              32,000,000    U.S. Treasury Notes......................  4.38       01/31/08     31,907,488
Issues -- 13.1%     69,400,000    Fannie Mae...............................  2.25       02/28/06     69,400,000
                   162,000,000    Fannie Mae...............................  3.00       09/20/06    160,216,056
                    25,000,000    Fannie Mae...............................  3.55       01/30/07     24,668,425
                    44,900,000    Fannie Mae...............................  4.10       04/18/07     44,455,400
                    26,751,000    Fannie Mae...............................  4.38       09/07/07     26,541,727
                   168,400,000    Fannie Mae...............................  4.88       01/11/08    168,122,813
                    49,000,000    Fannie Mae...............................  4.96       02/08/08     48,982,654
                    30,000,000    Federal Home Loan Banks..................  2.00       07/07/06     29,659,200
                    75,000,000    Federal Home Loan Banks..................  3.50       09/08/06     74,452,575
                   100,000,000    Federal Home Loan Banks..................  3.13       09/15/06     99,020,800
                    25,000,000    Federal Home Loan Banks..................  4.13       11/15/06     24,870,550
                   155,000,000    Federal Home Loan Banks..................  3.25       11/29/06    153,056,610
                    33,000,000    Federal Home Loan Banks..................  3.75       11/30/06     32,717,223
                   110,000,000    Federal Home Loan Banks..................  3.80       12/29/06    108,999,990
                   127,000,000    Federal Home Loan Banks..................  3.45       01/10/07    125,392,307
                    50,000,000    Federal Home Loan Banks..................  3.75       01/16/07     49,492,450
                    20,000,000    Federal Home Loan Banks..................  5.38       02/15/07     20,103,320
                    75,000,000    Federal Home Loan Banks..................  3.75       03/07/07     74,121,300
                    25,000,000    Federal Home Loan Banks..................  3.65       03/28/07     24,665,425
                    53,000,000    Federal Home Loan Banks..................  4.00       06/13/07     52,368,187
                   102,040,000    Federal Home Loan Banks..................  4.00       06/22/07    100,883,377
                    50,000,000    Federal Home Loan Banks..................  4.21       09/14/07     49,492,000
                    39,155,000    Federal Home Loan Banks..................  4.25       09/26/07     38,786,238
                    13,205,000    Federal Home Loan Banks..................  4.56       10/18/07     13,144,363
                    31,890,000    Federal Home Loan Banks..................  3.85       01/04/08     31,336,804
                    27,280,000    Federal Home Loan Banks..................  3.90       01/25/08     26,817,249
                    34,050,000    Federal Home Loan Banks..................  3.94       02/01/08     33,467,404
                    37,200,000    Freddie Mac..............................  2.63       08/17/06     36,785,406
                   200,000,000    Freddie Mac..............................  3.01       11/09/06    197,326,600
                    50,000,000    Freddie Mac..............................  3.75       11/15/06     49,599,250
                    70,000,000    Freddie Mac..............................  4.25       02/28/07     69,558,020
                    57,000,000    Freddie Mac..............................  4.45       09/28/07     56,656,746
                    50,000,000    Freddie Mac..............................  4.60       10/05/07     49,799,400
                    55,200,000    Freddie Mac..............................  4.63       10/05/07     54,990,952
                    72,300,000    Freddie Mac..............................  4.71       10/11/07     72,121,997
                    51,000,000    Freddie Mac..............................  4.75       10/24/07     50,848,581
---------------------------------------------------------------------------------------------------------------
                                  TOTAL U.S. GOVERNMENT
                                  & AGENCY ISSUES
                                  (COST $2,532,961,923)....................                       2,515,225,608
---------------------------------------------------------------------------------------------------------------
Euro               228,000,000    BNP Paribas..............................  4.51       04/10/06    227,961,240
Certificates of    125,000,000    Caylon...................................  4.39       03/28/06    125,000,000
Deposit -- 6.1%     50,000,000    Deutsche Bank AG.........................  4.50       04/10/06     49,991,000
                   200,000,000    Deutsche Bank AG.........................  4.52       04/12/06    199,972,000
                   150,000,000    HBOS Treasury Services Plc...............  4.56       04/18/06    149,991,000
                   120,000,000    Northern Rock Plc........................  4.32       02/28/06    120,000,000
                   300,000,000    Societe Generale ........................  4.50       04/10/06    299,946,000
---------------------------------------------------------------------------------------------------------------
                                  TOTAL EURO CERTIFICATES OF DEPOSIT
                                  COST $1,173,005,079).....................                       1,172,861,240
---------------------------------------------------------------------------------------------------------------


MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                          INTEREST    MATURITY
                   FACE AMOUNT                                               RATE*       DATE          VALUE
---------------------------------------------------------------------------------------------------------------

Yankee            $ 60,000,000    Caylon...................................  4.25%      08/31/06  $  59,792,400
Certificates of    200,000,000    Royal Bank Canada........................  4.32       02/06/06    200,000,000
Deposit -- 3.7%    400,000,000    Svenska Handelsbanken AB.................  4.33       02/09/06    400,000,000
                    50,000,000    Toronto-Dominion Bank, NY................  3.82       06/26/06     49,804,000
---------------------------------------------------------------------------------------------------------------
                                  TOTAL YANKEE CERTIFICATES OF DEPOSIT
                                  (COST $710,000,969)......................                         709,596,400
---------------------------------------------------------------------------------------------------------------
Yankee             137,000,000    Barclays Bank Plc........................  4.46       02/22/06    136,978,913
Certificates of
Deposit --
Variable
Rate -- 0.7%
---------------------------------------------------------------------------------------------------------------
                                  TOTAL YANKEE CERTIFICATES OF DEPOSIT --
                                  VARIABLE RATE
                                  (COST $136,978,913)......................                         136,978,913
---------------------------------------------------------------------------------------------------------------
Bank Notes --       25,000,000    American Express Centurion Bank..........  4.54       11/22/06     25,013,067
Variable            50,000,000    American Express Centurion Bank..........  4.40       12/01/06     50,017,027
Rate -- 5.5%       250,000,000    Bank of America, N.A.....................  4.31       08/10/06    250,000,000
                   482,000,000    Bank of America, N.A.....................  4.32       01/16/07    482,000,000
                   240,000,000    Bank of America, N.A.....................  4.55       02/23/07    240,000,000
---------------------------------------------------------------------------------------------------------------
                                  TOTAL BANK NOTES -- VARIABLE RATE
                                  (COST $1,047,030,094)....................                       1,047,030,094
---------------------------------------------------------------------------------------------------------------
Corporate Notes    215,000,000    Arlo III Limited, Series 2004 Notes......  4.72       01/29/07    215,000,000
--Variable         118,000,000    ASIF Global Financing XXX................  4.52       02/23/07    117,997,522
Rate--28.1%         53,800,000    Bank of Ireland..........................  4.46       02/19/07     53,797,687
                   150,000,000    CC (USA) Inc., (Centauri)................  4.32       05/15/06    150,006,000
                   100,000,000    Cullinan Finance Corp....................  4.50       07/25/06     99,998,000
                    50,000,000    Cullinan Finance Corp....................  4.50       09/25/06     50,003,250
                    50,000,000    Cullinan Finance Corp....................  4.44       12/19/06     49,995,900
                    47,000,000    Dorada Finance Inc.......................  4.32       05/18/06     47,000,470
                   300,000,000    Fifth Third Bank.........................  4.47       02/23/07    300,004,800
                   100,000,000    Harwood Street Funding I, LLC............  4.58       06/25/06    100,000,000
                   247,000,000    HSBC Finance Inc.........................  4.51       02/23/07    246,997,530
                    80,000,000    K2 (USA) LLC.............................  4.32       05/15/06     80,001,360
                    50,000,000    K2 (USA) LLC.............................  4.32       05/17/06     50,000,800
                    50,000,000    K2 (USA) LLC.............................  4.32       11/15/06     49,997,250
                    35,000,000    K2 (USA) LLC.............................  4.32       11/20/06     34,997,760
                    50,000,000    K2 (USA) LLC.............................  4.32       12/08/06     49,997,650
                   116,000,000    K2 (USA) LLC.............................  4.32       12/12/06    115,993,968
                   150,000,000    Lehman Brothers Holdings Inc.............  4.54       02/22/07    150,006,900
                   200,000,000    Links Finance LLC........................  4.33       05/02/06    200,007,200
                    85,000,000    Links Finance LLC........................  4.32       05/22/06     85,002,465
                    80,000,000    Links Finance LLC........................  4.52       11/27/06     79,999,520
                   125,500,000    Metropolitan Life Global Funding I.......  4.39       02/06/07    125,501,004
                   108,000,000    Metropolitan Life Global Funding I.......  4.53       02/15/07    108,025,596
                   140,000,000    Nationwide Building Society..............  4.58       01/26/07    140,013,440
                   215,000,000    Northern Rock Plc........................  4.53       01/09/07    215,014,620
                    50,000,000    Premier Asset Collateralized
                                   Entity LLC..............................  4.45       02/15/06     49,999,712
                    23,000,000    Premier Asset Collateralized
                                   Entity LLC..............................  4.33       03/24/06     22,999,628
                    50,000,000    Premier Asset Collateralized
                                   Entity LLC..............................  4.45       09/15/06     49,999,800

MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                          INTEREST     MATURITY
                   FACE AMOUNT                                              RATE*         DATE        VALUE
---------------------------------------------------------------------------------------------------------------
Corporate Notes-- $ 50,000,000    Premier Asset Collateralized
Variable Rate                      Entity LLC..............................  4.33%      12/15/06  $  49,999,350
(continued)         50,000,000    Premier Asset Collateralized
                                   Entity LLC..............................  4.43       12/15/06     49,996,200
                   150,000,000    Premium Asset Trust, Series 2004 - I.....  4.45       01/15/07    150,031,950
                   292,600,000    Procter & Gamble Co......................  4.45       01/10/07    292,633,649
                   140,000,000    Racers Series 2004-1-MM Trust
                                   Certificates..........................    4.57       02/27/06    140,000,000
                   250,000,000    Sigma Finance Inc........................  4.33       05/16/06    250,004,250
                   200,000,000    Sigma Finance Inc........................  4.43       09/12/06    199,987,600
                    50,000,000    Sigma Finance Inc........................  4.31       11/10/06     50,000,150
                   200,000,000    Skandinaviska Enskilda Banken............  4.48       02/09/07    200,000,000
                    51,200,000    Stanfield Victoria Funding LLC...........  4.31       05/09/06     51,201,075
                    38,500,000    Stanfield Victoria Funding LLC...........  4.55       05/10/06     38,502,195
                    13,500,000    Stanfield Victoria Funding LLC...........  4.32       05/15/06     13,500,230
                    97,135,000    Stanfield Victoria Funding LLC...........  4.32       12/15/06     97,125,578
                   105,000,000    Tango Finance Corporation................  4.45       09/20/06    104,999,895
                    63,000,000    Tango Finance Corporation................  4.32       10/25/06     62,997,795
                   207,000,000    Tango Finance Corporation................  4.33       12/11/06    206,982,274
                   124,000,000    Westpac Banking Corp.....................  4.49       01/11/07    124,005,952
                   114,349,000    White Pine Corporation LLC...............  4.53       06/26/06    114,349,000
                    79,500,000    White Pine Corporation LLC...............  4.40       09/12/06     79,497,536
                    79,000,000    White Pine Corporation LLC...............  4.32       11/20/06     78,961,053
---------------------------------------------------------------------------------------------------------------
                                  TOTAL CORPORATE NOTES -- VARIABLE RATE
                                  (COST $5,392,906,311)....................                       5,393,135,564
---------------------------------------------------------------------------------------------------------------
Extendable         150,000,000    Buckingham II CDO LLC....................  4.38       03/01/06    149,489,000
Commercial          20,000,000    Capital One Multi Asset Execution
Notes -- 5.9%                      Trust, (NOVA)...........................  4.32       02/01/06     20,000,000
                    50,000,000    Capital One Multi Asset Execution
                                   Trust, (NOVA)...........................  4.29       02/16/06     49,910,625
                    28,000,000    Capital One Multi Asset Execution
                                   Trust, (NOVA)...........................  4.36       03/01/06     27,905,049
                    70,000,000    Capital One Multi Asset Execution
                                   Trust, (NOVA)...........................  4.37       03/06/06     69,719,592
                   199,400,000    MNBA Master Credit Card Trust II.........  4.29       02/15/06    199,067,334
                   181,500,000    Motown Notes Program, Series 2002-1......  4.43       03/06/06    180,762,959
                   125,000,000    Motown Notes Program, Series 2002-2......  4.50       03/20/06    124,265,625
                    56,523,000    Park Granada LLC.........................  4.33       02/03/06     56,509,403
                    69,000,000    Strand Capital LLC.......................  4.30       02/01/06     69,000,000
                   125,000,000    Strand Capital LLC.......................  4.32       02/07/06    124,910,000
                    50,000,000    Strand Capital LLC.......................  4.29       02/15/06     49,916,583
---------------------------------------------------------------------------------------------------------------
                                  TOTAL EXTENDABLE COMMERCIAL NOTES
                                  (COST $1,121,456,170)....................                       1,121,456,170
---------------------------------------------------------------------------------------------------------------
Master Notes --     50,000,000    GE Life and Annuity
Variable                           Assurance Co. (a).......................  4.48       10/02/06     50,000,000
Rate -- 8.4%        50,000,000    GE Life and Annuity
                                   Assurance Co. (a).......................  4.48       11/01/06     50,000,000
                   150,000,000    Goldman Sachs Group, Inc. (a)............  4.61       10/10/06    150,000,000
                    50,000,000    Hartford Life Insurance Co. (a)..........  4.46       12/01/06     50,000,000
                   100,000,000    ING USA Annuity and Life
                                   Insurance Co. (a).......................  4.59       01/23/07    100,000,000


MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                           INTEREST    MATURITY
                   FACE AMOUNT                                               RATE*       DATE         VALUE
---------------------------------------------------------------------------------------------------------------
Master Notes --  $ 360,000,000    JP Morgan Chase & Co. (a)................  4.40%      05/16/06  $ 360,000,000
Variable Rate      210,000,000    Metropolitan Life Insurance
(continued)                        Company (a).............................  4.46       09/01/06    210,000,000
                    90,000,000    Monumental Life Insurance Co. (a)........  4.53       11/16/06     90,000,000
                   136,000,000    New York Life Insurance Company (a)......  4.67       10/18/06    136,000,000
                   140,000,000    New York Life Insurance Company (a)......  4.66       11/16/06    140,000,000
                   250,000,000    New York Life Insurance Company (a)......  4.66       12/06/06    250,000,000
                    35,000,000    Travelers Insurance Company (The) (a)....  4.45       03/01/06     35,000,000
---------------------------------------------------------------------------------------------------------------
                                  TOTAL MASTER NOTES -- VARIABLE RATE
                                  (COST $1,621,000,000)....................                       1,621,000,000
---------------------------------------------------------------------------------------------------------------
Commercial         295,090,000    Amstel Funding Corporation...............  4.33       02/28/06    294,131,695
Paper -- 9.3%      205,000,000    Amstel Funding Corporation...............  4.38       03/08/06    204,127,042
                   251,482,000    Cancara Asset Securitization.............  4.38       02/15/06    251,053,642
                   195,712,000    Grendier Funding Ltd.....................  4.37       02/07/06    195,569,456
                   100,000,000    KKR Pac Funding Trust....................  4.40       02/10/06     99,890,000
                   100,000,000    KKR Pac Funding Trust....................  4.47       02/21/06     99,751,667
                    33,000,000    Lake Constance Funding LLC...............  4.29       02/21/06     32,921,350
                   100,000,000    Newport Funding Corporation..............  4.35       02/24/06     99,722,083
                   300,000,000    Spintab AB...............................  4.33       02/10/06    299,675,250
                   100,000,000    Surrey Funding Corp......................  4.49       04/13/06     99,095,000
                   100,000,000    Westpac Capital Corp.....................  4.43       04/18/06     99,040,000
---------------------------------------------------------------------------------------------------------------
                                  TOTAL COMMERCIAL PAPER
                                  (COST $1,775,022,421)....................                       1,774,977,185
---------------------------------------------------------------------------------------------------------------
Commercial         197,200,000    Morgan Stanley...........................  4.58       02/21/06    197,200,000
Paper --           234,000,000    Morgan Stanley...........................  4.58       03/03/06    234,000,000
Variable           227,300,000    Morgan Stanley...........................  4.58       03/07/06    227,300,000
Rate -- 4.1%       100,000,000    Skandinaviska Enskilda Banken............  4.53       11/28/06     99,995,879
                    30,000,000    White Pine Corporation LLC...............  4.42       03/15/06     29,999,226
---------------------------------------------------------------------------------------------------------------
                                  TOTAL COMMERCIAL PAPER --
                                  VARIABLE RATE
                                  (COST $788,495,105)......................                         788,495,105
---------------------------------------------------------------------------------------------------------------
Time               477,733,000    SunTrust Bank, Cayman....................  4.44       02/01/06    477,733,000
Deposits -- 2.5%
---------------------------------------------------------------------------------------------------------------
                                  TOTAL TIME DEPOSITS
                                  (COST $477,733,000)......................                         477,733,000
---------------------------------------------------------------------------------------------------------------
Collateralized     360,000,000    Blue Heron IX, Class A...................  4.56       02/22/06    360,000,000
Debt Obligation --
Variable Rate -- 1.9%
---------------------------------------------------------------------------------------------------------------
                                  TOTAL COLLATERALIZED DEBT OBLIGATION --
                                  VARIABLE RATE
                                  (COST $360,000,000)......................                         360,000,000
---------------------------------------------------------------------------------------------------------------
Collateralized     250,000,000    Barclays Capital Inc.,
Advancements                       purchased on 01/31/06...................  4.55       02/01/06    250,000,000
-- 10.6%           500,000,000    Deutsche Bank Securities Inc.,
                                   purchased on 01/31/06...................  4.56       02/01/06    500,000,000
                   435,000,000    Goldman Sachs & Company,
                                   purchased on 01/31/06...................  4.60       02/01/06    435,000,000
                   140,000,000    Goldman Sachs & Company,
                                   purchased on 01/31/06...................  4.62       02/01/06    140,000,000
                   200,000,000    HSBC Securities (USA) Inc.,
                                   purchased on 01/31/06...................  4.56       02/01/06    200,000,000

MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                        INTEREST    MATURITY
                 FACE AMOUNT                                               RATE*       DATE          VALUE
---------------------------------------------------------------------------------------------------------------

Collateralized     100,000,000    JP Morgan Securities Inc.,
Advancements                       purchased on 01/31/06...................  4.55%      02/01/06  $ 100,000,000
(continued)        400,000,000    JP Morgan Securities Inc.,
                                   purchased on 01/31/06...................  4.62       02/01/06    400,000,000
---------------------------------------------------------------------------------------------------------------
                                  TOTAL COLLATERALIZED ADVANCEMENTS
                                  (COST $2,025,000,000)....................                       2,025,000,000
---------------------------------------------------------------------------------------------------------------
Money Market       113,046,250    Merrill Lynch Liquidity Series, LLC
Fund -- 0.6%                       Money Market Series (b)(c)..............                         113,046,250
---------------------------------------------------------------------------------------------------------------
                                  TOTAL MONEY MARKET FUND
                                  (COST $113,046,250)......................                         113,046,250
---------------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS -- 100.5%
                                  (COST $19,274,636,235)...................                      19,256,535,529
---------------------------------------------------------------------------------------------------------------
                                  LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                  (93,422,987)
---------------------------------------------------------------------------------------------------------------
                                  NET ASSETS...............................                     $19,163,112,542
===============================================================================================================
Note--Costs for federal income tax purposes are the same as those shown above. At January 31, 2006, net unrealized depreciation amounted to $18,100,706 and is comprised of $273,478 in appreciation and $18,374,184 in depreciation.

*   Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2006. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a) Restricted securities--Investment in securities not registered under the Securities Act of 1933. Additional information on each holding is as follows:

                 SECURITY                                                           ACQUISITION DATE         COST

   GE LIFE AND ANNUITY ASSURANCE CO.
      4.48%, 10/02/06...........................................................        10/03/05         $ 50,000,000
      4.48%, 11/01/06...........................................................        11/01/05         $ 50,000,000
   GOLDMAN SACHS GROUP
      4.61%, 10/10/06...........................................................        01/17/06         $150,000,000
   HARTFORD LIFE INSURANCE CO.
      4.46%, 12/01/06...........................................................        12/01/05         $ 50,000,000
   ING USA ANNUITY AND LIFE INSURANCE CO.
      4.59%, 01/23/07...........................................................        12/23/05         $100,000,000
   J.P. MORGAN CHASE & CO.
      4.40%, 05/16/06...........................................................        08/19/05         $360,000,000
   METROPOLITAN LIFE INSURANCE CO.
      4.46%, 09/01/06...........................................................        09/01/05         $210,000,000
   MONUMENTAL LIFE INSURANCE CO.
      4.53%, 11/16/06...........................................................        11/17/05         $ 90,000,000
   NEW YORK LIFE INSURANCE CO.
      4.67%, 10/18/06...........................................................        10/19/05         $136,000,000
      4.66%, 11/16/06...........................................................        11/17/05         $140,000,000
      4.66%, 12/06/06...........................................................        12/07/05         $250,000,000
   TRAVELERS INSURANCE CO. (THE)
      4.45%, 03/01/06...........................................................        03/01/05         $ 35,000,000

    The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,621,000,000 or 8.5% of net assets.

(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                                           DIVIDEND/
                                                                                                            INTEREST
                                    AFFILIATE                                          NET ACTIVITY         INCOME

Merrill Lynch Liquidity Series, LLC Money Market Series.........................       $113,046,250         $60,517
(c) Security was purchased with the cash proceeds from securities loans.

MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY
                       FACE AMOUNT                                              RATE*      DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
U.S.                  $ 20,000,000   U.S. Treasury Notes.......................  2.50%    09/30/06   $ 19,728,120
Government &            18,000,000   U.S. Treasury Notes.......................  4.38     01/31/08     17,947,962
Agency                  15,000,000   Fannie Mae................................  3.55     01/30/07     14,801,055
Issues -- 7.1%          10,000,000   Fannie Mae................................  3.18     03/28/07      9,813,650
                        15,881,000   Fannie Mae................................  3.13     05/04/07     15,551,676
                        14,965,000   Fannie Mae................................  3.38     09/07/07     14,637,551
                        14,000,000   Fannie Mae................................  4.38     09/07/07     13,890,478
                        55,000,000   Fannie Mae................................  4.88     01/11/08     54,909,470
                        14,200,000   Fannie Mae................................  4.96     02/08/08     14,194,973
                        25,000,000   Federal Home Loan Banks...................  3.50     09/08/06     24,817,525
                        38,400,000   Federal Home Loan Banks...................  3.13     09/15/06     38,021,952
                        50,000,000   Federal Home Loan Banks...................  3.25     11/29/06     49,373,100
                        15,000,000   Federal Home Loan Banks...................  3.75     11/30/06     14,871,465
                        55,000,000   Federal Home Loan Banks...................  3.80     12/29/06     54,499,995
                        35,000,000   Federal Home Loan Banks...................  3.45     01/10/07     34,556,935
                        25,000,000   Federal Home Loan Banks...................  3.75     01/16/07     24,746,225
                        11,130,000   Federal Home Loan Banks...................  5.38     02/15/07     11,187,498
                        25,000,000   Federal Home Loan Banks...................  3.75     03/07/07     24,707,100
                        12,870,000   Federal Home Loan Banks...................  3.00     04/26/07     12,588,044
                        10,000,000   Federal Home Loan Banks...................  4.00     06/22/07      9,886,650
                        15,000,000   Federal Home Loan Banks...................  4.00     07/13/07     14,821,185
                        21,000,000   Federal Home Loan Banks...................  4.25     09/26/07     20,802,222
                         7,000,000   Federal Home Loan Banks...................  4.56     10/18/07      6,967,856
                         8,250,000   Federal Home Loan Banks...................  3.50     11/27/07      8,066,066
                        11,865,000   Federal Home Loan Banks...................  3.40     02/06/08     11,554,968
                        45,000,000   Freddie Mac...............................  2.40     07/28/06     44,502,885
                        25,000,000   Freddie Mac...............................  3.75     11/15/06     24,799,625
                        30,000,000   Freddie Mac...............................  4.25     02/28/07     29,810,580
                        19,000,000   Freddie Mac...............................  2.50     05/24/07     18,438,550
                        10,000,000   Freddie Mac...............................  3.00     09/18/07      9,717,730
                        25,750,000   Freddie Mac...............................  4.45     09/28/07     25,594,933
                        25,000,000   Freddie Mac...............................  4.60     10/05/07     24,899,700
                        24,445,000   Freddie Mac...............................  4.63     10/05/07     24,351,198
                        25,000,000   Freddie Mac...............................  4.73     10/19/07     24,945,775
                        35,300,000   Freddie Mac...............................  4.75     10/24/07     35,195,194
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL U.S. GOVERNMENT & AGENCY ISSUES
                                     (COST $804,137,152).......................                       799,199,891
-----------------------------------------------------------------------------------------------------------------
Euro                    50,000,000   Barclays Bank Plc.........................  4.06     07/25/06     49,815,000
Certificates of        228,500,000   BNP Paribas...............................  4.51     04/10/06    228,461,155
Deposit -- 7.2%         50,000,000   Deutsche Bank AG..........................  4.50     04/10/06     49,991,000
                       142,500,000   Deutsche Bank AG..........................  4.52     04/12/06    142,500,000
                       100,000,000   HBOS Treasury Services Plc................  4.56     04/18/06     99,994,000
                        25,000,000   HBOS Treasury Services Plc................  3.75     07/11/06     24,879,750
                       225,000,000   Societe Generale..........................  4.50     04/10/06    224,959,500
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL EURO CERTIFICATES OF DEPOSIT
                                     (COST $821,001,886).......................                       820,600,405
---------------------------------------------------------------------------------- -------------------------------
Yankee                  35,000,000   Banco Bilbao Vizcaya, Argentaria S.A......  3.26     02/08/06     34,999,866
Certificates of        125,000,000   Canadian Imperial Bank of
Deposit -- 3.3%                       Commerce, NY.............................  3.72     04/21/06    124,725,000
                        50,000,000   Caylon....................................  4.25     08/31/06     49,827,000
                        50,000,000   HBOS Treasury Services, Plc...............  3.83     04/24/06     49,898,500

MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY
                       FACE AMOUNT                                              RATE*      DATE        VALUE
-----------------------------------------------------------------------------------------------------------------

Yankee                $ 25,000,000   HBOS Treasury Services, Plc...............  3.85%    06/30/06   $ 24,901,750
Certificates of         25,000,000   Toronto-Dominion Bank, NY.................  3.66     06/06/06     24,901,250
Deposit -- (continued)  65,000,000   Toronto-Dominion Bank, NY.................  3.82     06/20/06     64,753,650
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL YANKEE CERTIFICATES OF DEPOSIT
                                     (COST $375,001,572).......................                       374,007,016
-----------------------------------------------------------------------------------------------------------------
Yankee                 125,000,000   ANZ National International................  4.40     12/29/06    124,979,875
Certificates of         75,000,000   Banco Bilbao Vizcaya Argentaria S.A.......  4.53     07/17/06     75,001,500
Deposit --             250,000,000   Barclays Bank Plc.........................  4.46     12/22/06    249,961,519
Variable                42,000,000   BNP Paribas...............................  4.38     12/11/06     41,995,463
Rate -- 15.5%          225,000,000   Credit Suisse.............................  4.43     04/13/06    225,000,000
                       155,000,000   Dexia Credit Locale.......................  4.33     10/03/06    154,981,548
                       200,000,000   Nordea Bank Finland.......................  4.31     12/22/06    199,974,204
                        29,000,000   Northern Rock Plc.........................  4.63     04/21/06     29,001,566
                       250,000,000   Royal Bank Canada.........................  4.31     12/27/06    249,972,138
                       136,000,000   Royal Bank Scotland.......................  4.44     11/20/06    135,983,698
                       165,000,000   Royal Bank Scotland.......................  4.46     12/27/06    164,975,402
                       100,000,000   Svenska Handelsbanken AB..................  4.41     12/14/06     99,975,299
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL YANKEE CERTIFICATES OF DEPOSIT --
                                     VARIABLE RATE
                                     (COST $1,751,806,507).....................                     1,751,802,212
-----------------------------------------------------------------------------------------------------------------
Bank Notes --           87,000,000   Bank of America, N.A......................  4.31    08/10/06      87,000,000
Variable               413,000,000   Bank of America, N.A......................  4.32    01/16/07     413,000,000
Rate -- 4.9%            50,000,000   National City Bank-Ohio, N.A..............  4.53    07/26/06      50,006,412
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL BANK NOTES -- VARIABLE RATE
                                     (COST $550,006,412).......................                       550,006,412
-----------------------------------------------------------------------------------------------------------------
Corporate Notes --      35,000,000   ASIF Global Financing XXX.................  4.52     02/23/07     34,999,265
Variable                30,200,000   Bank of Ireland...........................  4.46     02/20/07     30,200,000
Rate -- 7.7%           100,000,000   Canadian Imperial Bank of Commerce........  4.53     02/15/07    100,000,000
                       100,000,000   General Electric Capital Corp.............  4.57     02/16/07    100,115,900
                       122,500,000   Goldman Sachs Group, Inc..................  4.49     02/15/07    122,511,393
                        25,000,000   Goldman Sachs Group, Inc..................  4.61     10/10/06     25,000,000
                        91,000,000   HSBC Finance Inc..........................  4.51     02/23/07     90,999,090
                        37,500,000   Metropolitan Life Global Funding I........  4.39     02/06/07     37,500,300
                        28,000,000   Metropolitan Life Global Funding I........  4.53     02/15/07     28,006,636
                        31,500,000   Nationwide Building Society...............  4.58     01/26/07     31,503,024
                        56,000,000   Northern Rock Plc.........................  4.50     01/09/07     56,003,808
                        77,000,000   Procter & Gamble Company..................  4.45     01/10/07     77,008,855
                       110,000,000   Skandinaviska Enskilda Banken.............  4.48     02/09/07    110,000,000
                        25,000,000   Westpac Capital Corp......................  4.49     01/11/07     25,001,200
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL CORPORATE NOTES -- VARIABLE RATE
                                     (COST $868,700,000).......................                       868,849,471
-----------------------------------------------------------------------------------------------------------------
Medium Term             22,695,000   America Honda Finance Corp................  4.65     09/11/06     22,726,433
Notes -- Variable       75,000,000   American Express Credit Corp..............  4.38     01/09/07     74,999,175
Rate -- 7.8%            50,000,000   Beta Finance Inc..........................  4.32     05/17/06     50,001,950
                        50,000,000   Beta Finance Inc..........................  4.49     10/11/06     49,993,200
                       112,000,000   Beta Finance Inc..........................  4.54     10/17/06    111,993,280
                       150,000,000   CC (USA) Inc. (Centauri)..................  4.54     10/18/06    149,990,100
                        50,000,000   Dorada Finance Inc........................  4.54     10/17/06     49,996,850
                        40,000,000   HSBC Finance Inc..........................  4.69     10/27/06     40,038,440
                       100,000,000   Sigma Finance Inc.........................  4.43     09/12/06     99,993,800
                        75,000,000   Sigma Finance Inc.........................  4.55     10/19/06     74,983,275


MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY
                       FACE AMOUNT                                              RATE*      DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
Medium Term           $ 34,000,000   Stanfield Victoria Finance LLC............  4.31%    05/09/06   $ 34,000,714
Notes -- Variable       20,000,000   Stanfield Victoria Finance LLC............  4.55     05/10/06     20,001,140
Rate -- (continued)     59,000,000   Stanfield Victoria Finance LLC............  4.32     12/15/06     58,994,277
                        39,500,000   White Pine Corporation LLC................  4.35     09/05/06     39,501,896
                        10,500,000   White Pine Corporation LLC................  4.40     09/12/06     10,499,675
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL MEDIUM TERM NOTES -- VARIABLE RATE
                                     (COST $887,683,987)........................                      887,714,205
-----------------------------------------------------------------------------------------------------------------
Master Notes --         45,000,000   GE Life and Annuity Assurance Co. (a).....  4.48     10/02/06     45,000,000
Variable                80,000,000   Hartford Life Insurance Co. (a)...........  4.46     05/01/06     80,000,000
Rate -- 4.4%            30,000,000   ING USA Annuity and Life
                                      Insurance Co. (a)........................  4.55     08/18/06     30,000,000
                        40,000,000   Monumental Life Insurance Co. (a).........  4.53     11/16/06     40,000,000
                       130,000,000   Monumental Life Insurance Co. (a).........  4.55     11/22/06    130,000,000
                        45,000,000   New York Life Insurance Company (a).......  4.63     05/26/06     45,000,000
                        35,000,000   New York Life Insurance Company (a).......  4.67     10/18/06     35,000,000
                        40,000,000   New York Life Insurance Company (a).......  4.66     11/16/06     40,000,000
                        50,000,000   United of Omaha Life
                                      Insurance Company (a)....................  4.64     04/27/06     50,000,000
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL MASTER NOTES -- VARIABLE RATE
                                     (COST $495,000,000).......................                       495,000,000
-----------------------------------------------------------------------------------------------------------------
Commercial             150,000,000   Amstel Funding Corporation................  4.32     02/28/06    149,514,000
Paper -- 21.8%          25,000,000   Amstel Funding Corporation................  4.38     03/08/06     24,893,542
                        38,700,000   Amsterdam Funding Corp....................  4.42     02/16/06     38,628,727
                        50,000,000   Aspen Funding Corporation.................  4.30     02/06/06     49,970,139
                        49,700,000   CAFCO, LLC................................  4.31     02/16/06     49,610,747
                       100,000,000   CAFCO, LLC................................  4.32     02/23/06     99,736,000
                        50,000,000   CBA (Delaware) Finance Inc................  4.44     04/27/06     49,461,500
                        28,000,000   CC (USA) Inc. (Centauri)..................  4.51     03/20/06     27,835,134
                        70,000,000   Chariot Funding LLC.......................  4.36     02/14/06     69,889,789
                        51,217,000   Chariot Funding LLC.......................  4.46     02/23/06     51,077,405
                       101,706,000   Falcon Asset Securitization...............  4.33     02/09/06    101,608,136
                       188,256,000   Falcon Asset Securitization...............  4.46     02/21/06    187,789,544
                       149,000,000   FCAR Owner Trust (FCAR)...................  4.46     03/06/06    148,390,838
                        44,000,000   Grampian Funding Limited..................  4.27     02/21/06     43,895,622
                        46,000,000   Greyhawk Funding, LLC.....................  4.38     02/13/06     45,932,840
                        51,211,000   Jupiter Securitization Corp...............  4.46     02/22/06     51,077,766
                        35,000,000   Newport Funding Corporation...............  4.30     02/06/06     34,979,097
                        95,000,000   Old Line Funding LLC......................  4.38     02/21/06     94,768,833
                        51,045,000   Old Line Funding LLC .....................  4.39     02/22/06     50,914,282
                        75,000,000   Park Avenue Receivables Corp..............  4.35     02/09/06     74,927,500
                        77,796,000   Ranger Funding Co., LLC...................  4.41     02/16/06     77,653,050
                       161,750,000   Sheffield Receivables Corp................  4.33     02/08/06    161,613,815
                       138,000,000   Sheffield Receivables Corp................  4.46     02/21/06    137,658,067
                        64,164,000   Solitaire Funding LLC.....................  4.41     02/13/06     64,069,679
                        75,000,000   Solitaire Funding LLC.....................  4.29     02/23/06     74,803,375
                        60,000,000   Solitaire Funding LLC.....................  4.46     02/23/06     59,836,467
                       100,000,000   Surrey Funding Corp.......................  4.29     02/02/06      9,988,097
                        75,000,000   Surrey Funding Corp.......................  4.29     02/03/06     74,982,146
                        30,703,000   Thunder Bay Funding, LLC..................  4.30     02/06/06     30,684,663
                        44,000,000   Thunder Bay Funding, LLC..................  4.43     03/22/06     43,734,692
                        50,000,000   Westpac Capital Corp......................  4.43     04/18/06     49,520,000


MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY
                       FACE AMOUNT                                              RATE*      DATE        VALUE
-----------------------------------------------------------------------------------------------------------------

Commercial            $103,000,000   Windmill Funding Corp.....................  4.29%    02/02/06  $ 102,987,726
Paper -- (continued)    50,000,000   Windmill Funding Corp.....................  4.30     02/07/06     49,964,167
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL COMMERCIAL PAPER
                                     (COST $2,472,424,697).....................                     2,472,397,385
-----------------------------------------------------------------------------------------------------------------
Commercial              45,500,000   Morgan Stanley............................  4.58     02/21/06     45,500,000
Paper                   52,000,000   Morgan Stanley............................  4.58     03/03/06     52,000,000
Variable                24,400,000   Morgan Stanley............................  4.58     03/07/06     24,400,000
Rate -- 2.0%           100,000,000   Skandinaviska Enskilda Banken.............  4.53     11/28/06     99,995,879
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL COMMERCIAL PAPER -- VARIABLE RATE
                                     (COST $221,895,879).......................                       221,895,879
-----------------------------------------------------------------------------------------------------------------
Time                   369,540,000   SunTrust Bank, Cayman.....................  4.44     02/01/06    369,540,000
Deposits -- 3.3%
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL TIME DEPOSITS
                                     (COST $369,540,000).......................                       369,540,000
-----------------------------------------------------------------------------------------------------------------
Collateralized Debt     91,000,000   Blue Heron IX, Class A....................  4.53     02/22/06     91,000,000
Obligation              73,000,000   Permanent Financing (No. 7) Plc...........  4.38     03/10/06     73,000,000
Variable Rate -- 1.4%
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL COLLATERALIZED DEBT OBLIGATION --
                                     VARIABLE RATE
                                     (COST $164,000,000).......................                       164,000,000
-----------------------------------------------------------------------------------------------------------------
Collateralized         100,000,000   Barclays Capital Inc.,
Advancements -- 5.5%                  purchased on 01/31/06....................  4.55     02/01/06    100,000,000
                       175,000,000   Citigroup Global Markets Inc.,
                                      purchased on 01/31/06....................  4.60     02/01/06    175,000,000
                       100,000,000   Goldman Sachs & Company,
                                      purchased on 01/31/06....................  4.57     02/01/06    100,000,000
                       150,000,000   Goldman Sachs & Company,
                                      purchased on 01/31/06....................  4.60     02/01/06    150,000,000
                       100,000,000   Goldman Sachs & Company,
                                      purchased on 01/31/06....................  4.62     02/01/06    100,000,000
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL COLLATERALIZED ADVANCEMENTS
                                     (COST $625,000,000).......................                       625,000,000
-----------------------------------------------------------------------------------------------------------------
Repurchase             890,000,000   UBS Securities LLC,
Agreements -- 7.9%                    purchased on 01/31/06....................  4.46     02/01/06    890,000,000
-----------------------------------------------------------------------------------------------------------------
                                     TOTAL REPURCHASE AGREEMENTS
                                     (COST $890,000,000).......................                       890,000,000
-----------------------------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENTS -- 99.8%
                                     (COST $11,296,198,092) ...................                    11,290,012,876
-----------------------------------------------------------------------------------------------------------------
                                     OTHER ASSETS LESS LIABILITIES -- 0.2%.....                        20,708,186
-----------------------------------------------------------------------------------------------------------------
                                     NET ASSETS ...............................                   $11,310,721,062
=================================================================================================================



Note--Costs for federal income tax purposes are the same as those shown above. At January 31, 2006, net unrealized depreciation amounted to $6,185,216 and is comprised of $229,564 in appreciation and $6,414,780 in depreciation.

*   Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2006. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a) Restricted securities--Investment in securities not registered under the Securities Act of 1933.
    Additional information on each holding is as follows:

---------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                 SECURITY                                                           ACQUISITION DATE         COST
   GE LIFE AND ANNUITY ASSURANCE CO.
      4.48%, 10/02/06...........................................................        10/03/05         $ 45,000,000
   HARTFORD LIFE INSURANCE CO.
      4.46%, 05/01/06...........................................................        05/02/05         $ 80,000,000
   ING USA ANNUITY AND LIFE INSURANCE CO.
      4.55%, 08/18/06...........................................................        07/18/05         $ 30,000,000
   MONUMENTAL LIFE INSURANCE CO.
      4.53%, 11/16/06...........................................................        11/17/05         $ 40,000,000
      4.55%, 11/22/06...........................................................        10/25/05         $130,000,000
   NEW YORK LIFE INSURANCE CO.
      4.63%, 05/26/06...........................................................        05/27/05         $ 45,000,000
      4.67%, 10/18/06...........................................................        10/19/05         $ 35,000,000
      4.66%, 11/16/06...........................................................        11/17/05         $ 40,000,000
   UNITED OF OMAHA LIFE INSURANCE CO.
      4.64%, 04/27/06...........................................................        04/28/05         $ 50,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $495,000,000 or 4.4% of net assets.

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Alabama -- 2.3%           $  7,500,000       Athens-Limestone County Health Care Authority VRDN
                                               3.05% due 05/01/2015 (a)..............................................  $   7,500,000
                             1,620,000       Birmingham, Alabama Public Park & Recreation Board
                                               Revenue (YMCA Project) VRDN 3.07% due 06/01/2016 (a)..................      1,620,000
                             4,795,000       Birmingham, Alabama Waterworks & Sewer Board
                                               (Water & Sewer Revenue Floaters -- Series 947)
                                               VRDN 3.05% due 01/01/2033 (a)(b)......................................      4,795,000
                            21,540,000       Columbia, Alabama IDB PCR (Alabama Power Co. Project --
                                               Series A) DDN 3.07% due 05/01/2022 (a)................................     21,540,000
                            30,000,000       Columbia, Alabama IDB Revenue (Alabama Power Co.)
                                               VRDN 3.12% due 11/01/2021 (a).........................................     30,000,000
                            35,000,000       Decatur, Alabama IDB Revenue VRDN 3.10%
                                               due 08/01/2036 (a)....................................................     35,000,000
                            30,000,000       Health Care Authority (Alabama Baptist Health --
                                               ROCS RR II R 499 CE) VRDN 3.12% due 12/29/2006 (a)(b).................     30,000,000
                             7,040,000       Homewood, Alabama Medical Clinic Board Lease Revenue
                                               (Lakeshore Foundation Project) VRDN 3.12%
                                               due 11/01/2024 (a)....................................................      7,040,000
                                             Jefferson County, Alabama Sewer Revenue Warrants VRDN:
                            30,000,000         (Series C-3) 3.05% due 02/01/2040 (a).................................     30,000,000
                            20,000,000         (Series C-4) 3.05% due 02/01/2040 (a).................................     20,000,000
                            93,600,000         (Series C-6) 3.05% due 02/01/2040 (a).................................     93,600,000
                            21,750,000       Parrish, Alabama IDB PCR (Alabama Power Co. Project)
                                               DDN 3.07% due 06/01/2015 (a)..........................................     21,750,000
                             3,620,000       Tuscaloosa, Alabama Educational Building Authority Revenue
                                               (American Christian Education) VRDN 3.07%
                                               due 01/01/2023 (a)....................................................      3,620,000
                             6,700,000       Tuscaloosa County, Alabama IDA Solid Waste Disposal Revenue
                                               VRDN 3.10% due 09/01/2020 (a).........................................      6,700,000
                                             University of Alabama General Revenue VRDN:
                             4,775,000         (Putters -- Series 477) 3.06% due 07/01/2012 (a)(b)...................      4,775,000
                            15,915,000         (Series C) 3.03% due 07/01/2034 (a)...................................     15,915,000
                            19,490,000       West Jefferson, Alabama IDB PCR (Alabama Power Co. Project)
                                               DDN 3.15% due 06/01/2028 (a)..........................................     19,490,000
------------------------------------------------------------------------------------------------------------------------------------
Alaska -- 2.1%              44,000,000       Alaska IDA Revenue (ROCS RR II R 320)
                                               VRDN 3.06% due 04/01/2034 (a).........................................     44,000,000
                             3,985,000       Alaska Municipal Board Authority (ROCS RR II R 7525)
                                               VRDN 3.06% due 05/01/2024 (a)(b)......................................      3,985,000
                             4,135,000       Alaska State Housing Finance Corp. (Merlots -- A-08)
                                               VRDN 3.06% due 12/01/2025 (a)(b)......................................      4,135,000
                            20,000,000       Alaska State Housing Finance Corp. (Veterans Mortgage Program)
                                               CN 3.42% due 12/01/2006...............................................     20,000,000
                             4,985,000       Anchorage, Alaska (ROCS RR II R 6034) VRDN 3.06%
                                               due 12/01/2024 (a)(b).................................................      4,985,000
                                             Valdez, Alaska Marine Term Revenue (Philips Project) FXRDN:
                             1,000,000         (Series A) 3.00% due 06/01/2006.......................................      1,000,321
                            26,000,000         (Series A) 3.00% due 05/01/2031.......................................     26,000,000
                            18,375,000         (Series B) 3.00% due 05/01/2031.......................................     18,375,000
                             2,300,000       Valdez, Alaska Marine Term Revenue (Philips Transportation
                                               Project) FXRDN 3.03% due 05/01/2006...................................      2,300,000
                            11,085,000       Valdez, Alaska Marine Term Revenue (Pipelines Inc. Project)
                                               DDN 3.08% due 07/01/2037 (a)..........................................     11,085,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Alaska                                       Valdez, Alaska Marine Term Revenue (Pipelines Inc.
(continued)                                    Project) DDN:
                          $ 22,050,000         (Series A) 3.08% due 06/01/2037 (a)...................................  $  22,050,000
                           159,265,000         (Series B) 3.08% due 07/01/2037 (a)...................................    159,265,000
                            15,000,000         (Series C) 3.08% due 07/01/2037 (a)...................................     15,000,000
------------------------------------------------------------------------------------------------------------------------------------
Arizona -- 1.7%              2,990,000       Arizona School Facilities Board Certificate Partnership
                                               VRDN 3.06% due 09/01/2017 (a).........................................      2,990,000
                             2,395,000       Arizona School Facilities Board Certificate Partnership
                                               (Putters -- Series 940) VRDN 3.06% due 03/01/2011 (a)(b)..............      2,395,000
                             2,625,000       Arizona State University Certificate Partnership
                                               VRDN 3.06% due 09/01/2012 (a).........................................      2,625,000
                            23,000,000       Maricopa County, Arizona IDA Health Facilities Revenue
                                               (Putters -- Series 420) VRDN 3.08% due 01/01/2010 (a)(b)..............     23,000,000
                            36,498,000       Maricopa County, Arizona IDA S/F Mortgage Revenue
                                               (Floaters -- Series 1165) VRDN 3.09% due 08/01/2006 (a)(b)............     36,498,000
                             5,190,000       Mesa, Arizona Utility System Revenue (Putters -- Series 960)
                                               VRDN 3.06% due 01/01/2013 (a)(b)......................................      5,190,000
                            48,310,000       Morgan Keegan Municipal Products Inc. (Maricopa County,
                                               Arizona -- Series A) S/F Mortgage Revenue VRDN 3.12%
                                               due 02/02/2009 (a)....................................................     48,310,000
                             6,800,000       Phoenix, Arizona Civic Corp. Distribution Revenue (Series Z-11)
                                               VRDN 3.10% due 05/08/2034 (a)(b)......................................      6,800,000
                             4,675,000       Phoenix, Arizona Civic Corp. Excise Tax Revenue
                                               (Macon Trust -- Series L) VRDN 3.06% due 07/01/2041 (a)(b)............      4,675,000
                           105,992,913       Phoenix, Arizona IDA S/F Housing Notes (Series A)
                                               FXRDN 4.39% due 05/01/2006............................................    105,992,913
                            19,906,000       Salt River Project, Arizona Electric System Revenue
                                               CP 3.13% due 02/07/2006...............................................     19,906,000
------------------------------------------------------------------------------------------------------------------------------------
Arkansas -- 1.1%             7,000,000       Arkansas State Development Finance Authority Environmental
                                               Facilities Revenue (Teris LLC Project) VRDN 3.08%
                                               due 03/01/2021 (a)....................................................      7,000,000
                             3,750,000       Arkansas State Development Finance Authority M/F Housing
                                               Revenue (Chapel Ridge -- Series C) VRDN 3.12%
                                               due 05/01/2031 (a)....................................................      3,750,000
                            73,354,545       Arkansas State Development Finance Authority S/F Housing
                                               Revenue FXRDN 4.43% due 09/01/2006....................................     73,354,545
                            46,396,500       Arkansas State Development Finance Authority S/F Housing
                                               Revenue (Floaters -- Series 1139) VRDN 3.09%
                                               due 02/01/2008 (a)(b).................................................     46,396,500
                            17,370,000       Morgan Keegan Municipal Products Inc. (Arkansas Development
                                               Finance Authority S/F Mortgage Revenue) VRDN 3.12%
                                               due 09/01/2006 (a)....................................................     17,370,000
                            10,000,000       North Little Rock, Arkansas Health Facilities Board
                                               Revenue (Baptist Health -- Series B) VRDN 3.03%
                                               due 12/01/2021 (a)....................................................     10,000,000
                             6,650,000       Pulaski County, Arkansas Public Facilities Board M/F Revenue
                                               (Chapel Ridge -- South West) VRDN 3.10%
                                               due 10/01/2034 (a)....................................................      6,650,000
------------------------------------------------------------------------------------------------------------------------------------
California -- 2.1%          20,000,000       Access To Loans For Learning Student Loan Corp. California
                                               Revenue (Student Loan Program -- Series V-A-2) VRDN 3.07%
                                               due 07/01/2040 (a)....................................................     20,000,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
California                $ 15,090,000       California State (Eagle 20051000 CL-A) VRDN 3.05%
(continued)                                    due 12/01/2018 (a)(b).................................................  $  15,090,000
                            90,000,000       California State RAN 4.50% due 06/30/2006...............................     90,540,446
                                             California State VRDN:
                             9,660,000         (Merlots B-45) 3.05% due 10/01/2029 (a)(b)............................      9,660,000
                            14,855,000         (Merlots C-08) 3.05% due 02/01/2033 (a)(b)............................     14,855,000
                             9,820,000       California Statewide Community Development Authority
                                               Revenue (Floaters -- Series 909) VRDN 3.03%
                                               due 08/15/2023 (a)(b).................................................      9,820,000
                            14,400,000       California State University Revenue (Eagle TR 720050014)
                                               VRDN 3.05% due 11/01/2035 (a)(b)......................................     14,400,000
                                             California State Water Department Power Supply Revenue VRDN:
                            41,250,000              (Series G-6) 3.17% due 02/16/2006 (a)............................     41,250,000
                            50,000,000              (Series G-8) 3.17% due 02/16/2006 (a)............................     50,000,000
                             6,575,000       Desert, California Community College (Merlots -- Series D-02)
                                               VRDN 3.05% due 08/01/2023 (a)(b)......................................      6,575,000
                            40,280,000       Los Angeles, California S/F Home Mortgage Revenue FXRDN
                                               3.73% due 12/01/2006..................................................     40,280,000
                            10,370,000       Municipal Securities Trust Certificates -- California City &
                                               County Airports (Series 2001-136) DDN 3.05%
                                               due 12/06/2018 (a)....................................................     10,370,000
------------------------------------------------------------------------------------------------------------------------------------
Colorado -- 1.7%            13,200,000       Adams County, Colorado Revenue (Series T) VRDN 3.06%
                                               due 08/06/2013 (a)....................................................     13,200,000
                             3,800,000       Arvada, Colorado Water Enterprise Revenue VRDN 3.30%
                                               due 11/01/2020 (a)....................................................      3,800,000
                             5,050,000       Castle Pines North Metropolitan District VRDN 3.12%
                                               due 12/01/2028 (a)....................................................      5,050,000
                             7,305,000       Colorado Department of Transportation Revenue
                                               (Putters -- Series 318) VRDN 3.06% due 06/15/2015 (a)(b)..............      7,305,000
                            11,680,000       Colorado Educational & Cultural Facilities Authority
                                               Revenue (Charolette Jewish LLC Project -- Series A)
                                               VRDN 3.07% due 09/01/2035 (a).........................................     11,680,000
                            15,000,000       Colorado Educational & Cultural Facilities Authority Revenue
                                               (Student Housing -- Fuller Project) VRDN 3.12%
                                               due 08/01/2035 (a)....................................................     15,000,000
                             3,975,000       Colorado Health Facilities Authority Revenue (Christian Living
                                               Campus - Series C) VRDN 3.05% due 01/01/2037 (a)......................      3,975,000
                             5,310,000       Colorado State Board of Governors University Enterprise
                                               System Revenue (Putters -- Series 926) VRDN 3.06%
                                               due 03/01/2013 (a)(b).................................................      5,310,000
                             5,535,000       Denver, Colorado City & County Airport Revenue (Merlots --
                                               Series A-61) VRDN 3.11% due 11/15/2012 (a)(b).........................      5,535,000
                                               Denver, Colorado City & County Airport Revenue VRDN:
                            28,700,000         (Series B) 3.08% due 11/15/2024 (a)...................................     28,700,000
                            27,400,000         (Series C) 3.08% due 11/15/2025 (a)...................................     27,398,630
                            19,644,800       Denver, Colorado City & County S/F Mortgage Revenue
                                               (Series A) FXRDN 4.32% due 10/25/2006.................................     19,644,800
                                             E-470 Public Highway Authority Colorado Revenue VRDN:
                             2,000,000         (Floaters -- Series 997) 3.09% due 03/01/2036 (a)(b)..................      2,000,000
                             1,635,000         (Floaters -- Series 1064) 3.09% due 09/01/2029 (a)(b).................      1,635,000
                             9,115,000       El Paso County, Colorado Certificate Partnership
                                               (ROCS RR ll R 1050) VRDN 3.06% due 12/01/2020 (a)(b)..................      9,115,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Colorado                  $  7,925,000       El Paso County, Colorado Certificate Partnership
(continued)                                    (ROCS RR ll R 2002) VRDN 3.06% due 12/01/2019 (a)(b)..................  $   7,925,000
                             1,830,500       El Paso County, Colorado S/F Mortgage Revenue
                                               (Floaters -- Series 1136) VRDN 3.09% due 11/01/2008 (a)(b)............      1,830,500
                             4,365,000       Erie, Colorado Certificate Partnership VRDN 3.08%
                                               due 11/01/2035 (a)....................................................      4,365,000
                             5,300,000       Goldsmith Metropolitan District Colorado VRDN 3.22%
                                               due 12/01/2034 (a)....................................................      5,300,000
                             4,995,000       Jefferson County, Colorado School District (Putters -- Series 674)
                                               VRDN 3.06% due 12/15/2012 (a)(b)......................................      4,995,000
                            11,410,000       Jefferson County, Colorado School District (ROCS RR II R 6048)
                                               VRDN 3.06% due 12/15/2012 (a)(b)......................................     11,410,000
                             3,280,000       Lower Colorado, River Authority Transmission Contract
                                               Revenue (Putters -- Series 623) VRDN 3.06%
                                               due 11/15/2009 (a)....................................................      3,280,000
                            13,250,000       Park Creek Metropolitan District Colorado Revenue (Series S)
                                               VRDN 3.06% due 06/02/2008 (a).........................................     13,250,000
                             6,785,000       Regional Transportation District Sales Tax Revenue (Series 679)
                                               VRDN 3.05% due 05/01/2010 (a).........................................      6,785,000
                             4,220,000       Summit County, Colorado School District (Putters -- Series 646)
                                               VRDN 3.06% due 12/01/2012 (a)(b)......................................      4,220,000
                            15,940,000       Traer Creek, Colorado Metropolitan District Revenue
                                               VRDN 3.07% due 10/01/2021 (a).........................................     15,940,000
                             4,620,000       University of Colorado Enterprise Systems Revenue
                                               (Eagle 720050046 CL-A) VRDN 3.06% due 06/01/2030 (a)(b)...............      4,620,000
                             6,990,000       University of Colorado Enterprise Systems Revenue
                                               (Putters -- Series 862) VRDN 3.06% due 12/01/2012 (a)(b)..............      6,990,000
                            10,450,000       Westminster, Colorado EDA Revenue (North Huron Urban
                                               Renewal) VRDN 3.04% due 12/01/2028 (a)................................     10,450,000
------------------------------------------------------------------------------------------------------------------------------------
Delaware -- 0.4%             4,735,000       Delaware State (ROCS RR II R 4045) VRDN 3.06%
                                               due 07/01/2012 (a)(b).................................................      4,735,000
                            53,869,880       Goldman Sachs Pool Trust Delaware (Floaters -- Series 2005-1)
                                               VRDN 3.15% due 06/02/2012 (a)(b)......................................     53,869,880
------------------------------------------------------------------------------------------------------------------------------------
District of                                  District of Columbia VRDN:
Columbia -- 1.3%            34,870,000         (Merlots -- Series B-05) 3.06% due 06/01/2025 (a)(b)..................     34,870,000
                            31,775,000         (Merlots -- Series B-06) 3.06% due 06/01/2026 (a)(b)..................     31,775,000
                             5,390,000         (Merlots -- Series B-13) 3.06% due 06/01/2022 (a)(b)..................      5,390,000
                             5,780,000       District of Columbia Housing Finance Agency Revenue
                                               (Putters -- Series 895) VRDN 3.06% due 01/01/2013 (a)(b)..............      5,780,000
                             4,360,000       District of Columbia Revenue (Washington Very SPL Arts)
                                               VRDN 3.13% due 01/01/2027 (a).........................................      4,360,000
                                             District of Columbia Revenue Bond (American National
                                               Red Cross -- Series 00) CP:
                             40,100,00         3.21% due 05/04/2006..................................................     40,100,000
                            40,000,000         3.21% due 05/05/2006..................................................     40,000,000
                            22,600,000       Metropolitan Washington D.C. Airports Authority Systems
                                               Revenue (Eagle 20060009 CL-A) VRDN 3.10%
                                               due 10/01/2035 (a)(b).................................................     22,600,000
                            20,095,000       Washington D.C. Convention Center Authority Dedicated
                                               Tax Revenue (Floater Certificates -- Series 539)
                                               VRDN 3.05% due 10/01/2021 (a)(b)......................................     20,095,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Florida -- 6.3%                              Alachua County, Florida Health Facilities Authority Revenue
                                               (Shands Teaching Hospital -- Series A) DDN:
                          $ 25,550,000         3.08% due 12/01/2012 (a)..............................................  $  25,550,000
                             5,800,000         3.08% due 12/01/2032 (a)..............................................      5,800,000
                             7,240,000       Bay County, Florida Water System Revenue (ROCS RR II R 3037)
                                               VRDN 3.06% due 09/01/2022 (a)(b)......................................      7,240,000
                            12,155,000       Brevard County, Florida Health Facilities Authority Revenue
                                               (Health First Inc. Project) DDN 3.08% due 08/01/2014 (a)..............     12,155,000
                             5,000,000       Brevard County, Florida Health Facilities Authority Revenue
                                               (Wuesthoff Health System Project) VRDN 3.03%
                                               due 01/01/2034 (a)....................................................      5,000,000
                            24,650,000       Broward County, Florida Educational Facilities Authority
                                               Revenue (Nova Southeastern University -- Series C)
                                               DDN 3.08% due 04/01/2024 (a)..........................................     24,650,000
                            13,445,000       Broward County, Florida Health Facilities Authority Revenue
                                               (John Knox Village Florida Project) DDN 3.17%
                                               due 09/01/2032 (a)....................................................     13,445,000
                             6,145,000       Duval County, Florida School Board Certificate Partnership
                                               (Floaters -- Series 1246) VRDN 3.05% due 07/01/2025 (a)(b)............      6,145,000
                                             Escambia County, Florida Health Facilities Authority Revenue
                                               (Azalea Trace Inc.) DDN:
                            10,630,000              (Series A) 3.10% due 11/15/2015 (a)..............................     10,630,000
                            25,395,000              (Series B) 3.10% due 11/15/2029 (a)..............................     25,395,000
                            36,975,000       Florida State (Merlots -- Series A-22) VRDN 3.35%
                                               due 07/01/2027 (a)(b).................................................     36,975,000
                                             Florida State Board of Education VRDN:
                             4,900,000         3.06% due 06/01/2018 (a)..............................................      4,900,000
                            10,100,000         3.02% due 06/01/2032 (a)..............................................     10,100,000
                             7,420,000       Florida State Board of Education (Putters -- Series 473)
                                               VRDN 3.06% due 06/01/2011 (a)(b)......................................      7,420,000
                             4,500,000       Florida State Board of Education Capital Outlay
                                               (Eagle 720050057 CL-A) VRDN 3.06% due 06/01/2035 (a)(b)...............      4,500,000
                             7,595,000       Florida State Board of Education Lottery Revenue (Series LL)
                                               VRDN 3.06% due 07/06/2013 (a).........................................      7,595,000
                            32,180,000       Florida State Board of Education Municipal Securities Trust
                                               (Series SGA-102) DDN 3.07% due 06/01/2029 (a)(b)......................     32,180,000
                            10,900,000       Florida State Board of Education Public Education Municipal
                                               Securities Trust (Series SGB-63) VRDN 3.06%
                                               due 06/01/2035 (a)(b).................................................     10,900,000
                             7,000,000       Florida State Turnpike Authority Revenue (Putters -- Series 1074)
                                               VRDN 3.06% due 07/01/2011 (a)(b)......................................      7,000,000
                             2,920,000       FSU Final Assistance Inc., Florida Educational Athletic Facilities
                                               Revenue (MSTR SGB 44-A) VRDN 3.06%
                                               due 10/01/2031 (a)(b).................................................      2,920,000
                             5,000,000       Highlands County, Florida Health Facilities Authority Revenue
                                               (Adventist Health -- System C) VRDN 3.07%
                                               due 11/15/2021 (a)....................................................      5,000,000
                             6,600,000       Hillsborough County, Florida Housing Finance Authority M/F
                                               Revenue (Meridian Pointe Project) VRDN 3.07%
                                               due 08/15/2037 (a)....................................................      6,600,000
                             7,845,000       Hillsborough County, Florida School Board Certificate
                                               Partnership (Putters -- Series 741) VRDN 3.06%
                                               due 01/01/2013 (a)(b).................................................      7,845,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Florida                                      Jacksonville, Florida Economic Development Common Health
(continued)                                    Care Facilities Revenue VRDN:
                          $ 14,385,000         3.08% due 10/01/2015 (a)..............................................  $  14,385,000
                            20,300,000         3.08% due 10/01/2025 (a)..............................................     20,300,000
                            19,000,000       Jacksonville, Florida Electric Authority Revenue CP 2.90%
                                               due 02/10/2006........................................................     19,000,000
                            25,435,000       Jacksonville, Florida Health Facilities Authority Hospital
                                               Revenue (Series A) DDN 3.08% due 08/15/2033 (a).......................     25,435,000
                                             Jacksonville, Florida PCR (Florida Power & Light -- Series A) CP:
                            35,960,000         3.09% due 02/07/2006..................................................     35,960,000
                            14,600,000         3.07% due 02/08/2006..................................................     14,600,000
                             4,595,000       Jacksonville, Florida Sales Tax Revenue (Merlots B-26)
                                               VRDN 3.06% due 10/01/2027 (a)(b)......................................      4,595,000
                             9,300,000       JEA, Florida (Series 00-A) CP 3.15% due 03/08/2006......................      9,300,000
                             5,470,000       JEA, Florida Water & Sewer Systems Revenue (Putters --
                                               Series 805) VRDN 3.06% due 10/01/2012 (a)(b)..........................      5,470,000
                                             JEA, Florida Water & Sewer Systems Revenue CP:
                            45,000,000         (Series 00-F) 2.90% due 02/08/2006....................................     45,000,000
                            12,000,000         (Series 00-F) 3.12% due 02/10/2006....................................     12,000,000
                                             Lee County, Florida Hospital Board Directors Revenue
                                               (Member Health System) DDN:
                            32,500,000         (Series A) 3.10% due 04/01/2025 (a)...................................     32,500,000
                            55,605,000         (Series B) 3.10% due 04/01/2027 (a)...................................     55,605,000
                             6,435,000       Lee County, Florida Transportation Facilities Revenue
                                               (Floaters -- 1247) VRDN 3.05% due 10/01/2027 (a)(b)...................      6,435,000
                            12,000,000       Leesburg, Florida Hospital Revenue (The Villages Regional
                                               Hospital Project) VRDN 3.13% due 07/01/2036 (a).......................     12,000,000
                             3,100,000       Miami Dade County, Florida School Board Certificate Partnership
                                               (Putters -- Series 534) VRDN 3.06% due 08/01/2011 (a).................      3,100,000
                                             Miami Dade County, Florida Special Obligation VRDN:
                             7,960,000         (Series Z-9) 3.10% due 04/17/2015 (a)(b)..............................      7,960,000
                             1,640,000         (Series Z-12) 3.10% due 05/15/2015 (a)(b).............................      1,640,000
                            10,000,000       Miami Dade County, Florida Aviation Revenue (Floaters --
                                               Series B) VRDN 3.09% due 10/22/2013 (a)(b)............................     10,000,000
                             7,600,000       Miami Florida Health Facilities Authority Revenue (Jewish
                                               Home & Hospital Project) VRDN 3.03% due 08/01/2026 (a)................      7,600,000
                            20,955,000       Municipal Securities Trust Certificate (Class A -- Series
                                               2001-115) DDN 3.07% due 01/15/2015 (a)(b).............................     20,955,000
                                             Municipal Securities Trust Certificate (Class A) VRDN:
                            13,315,000         (Series 2001-160) 3.07% due 05/06/2010 (a)(b).........................     13,315,000
                             9,695,000         (Series 2001-161) 3.07% due 01/30/2019 (a)(b).........................      9,695,000
                            30,590,000       Orange County, Florida Health Facilities Authority Revenue
                                               (Floater Certificates -- Series 531) VRDN 3.06%
                                               due 11/15/2021 (a)(b).................................................     30,590,000
                            15,900,000       Orange County, Florida Health Facilities Authority Revenue
                                               (Floater Certificates -- Series 830) VRDN 3.05%
                                               due 11/15/2022 (a)(b).................................................     15,900,000
                            13,500,000       Orange County, Florida Health Facilities Authority Revenue
                                               (Presbyterian Retirement -- Series A) VRDN 3.13%
                                               due 11/01/2028 (a)....................................................     13,500,000
                                             Orange County, Florida School Board Certificate
                                               Partnership VRDN:
                             3,790,000         (Putters -- Series 560) 3.06% due 08/01/2012 (a)(b)...................      3,790,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Florida                   $  3,500,000         (Putters -- Series 738) 3.06% due 02/01/2013 (a)(b)...................  $   3,500,000
(continued)                  3,725,000       Palm Beach County, Florida School Board Certificate Partnership
                                               (ROCS RR II R 2105) VRDN 3.07% due 08/01/2015 (a)(b)..................      3,725,000
                            10,500,000       Pinellas County, Florida Health Facilities Authority Revenue
                                               (Bayfront Projects) DDN 3.08% due 07/01/2034 (a)......................     10,500,000
                             6,300,000       Polk County, Florida IDA IDR (Lifepath Hospice Project)
                                               VRDN 3.03% due 08/01/2028 (a).........................................      6,300,000
                           204,985,000       Saint Lucie County, Florida PCR (Florida Power & Light
                                               Company Project) DDN 3.10% due 09/01/2028 (a).........................    204,985,000
                             2,995,000       Volusia County, Florida Educational Facilities Authority
                                               Revenue (Putters -- Series 886) VRDN 3.06%
                                               due 12/01/2012 (a)(b).................................................      2,995,000
                             3,125,000       Volusia County, Florida Educational Facilities Authority Revenue
                                              (ROCS RR II R 440) VRDN 3.07% due 10/15/2035 (a)(b)....................      3,125,000
                             3,500,000       West Palm Beach Florida Utilities Systems Revenue (Floaters --
                                               Series 972) VRDN 3.05% due 10/01/2034 (a)(b)..........................      3,500,000
------------------------------------------------------------------------------------------------------------------------------------
Georgia -- 2.8%              4,620,000       Albany -- Dougherty County, Georgia Hospital Authority
                                               Revenue VRDN 3.08% due 09/01/2020 (a).................................      4,620,000
                            16,600,000       Appling County, Georgia Development Authority PCR (Power
                                               Co. Pilot Hatch Project) DDN 3.08% due 09/01/2029 (a).................     16,600,000
                            20,400,000       Athens-Clarke County, Georgia University Government
                                               Development Authority Revenue (University of Georgia
                                               Athletic Association Project) DDN 2.59% due 09/01/2031 (a)............     20,400,000
                            14,725,000       Atlanta, Georgia Development Authority Student Housing
                                               Revenue (Putters -- Series 1046) VRDN 3.06%
                                               due 09/01/2013 (a)....................................................     14,725,000
                             7,000,000       Atlanta, Georgia Urban Residential Finance Authority M/F
                                               Revenue (Lindberg City Center Apartments) VRDN 3.09%
                                               due 11/01/2044 (a)....................................................      7,000,000
                             7,000,000       Atlanta, Georgia Urban Residential Finance Authority M/F
                                               Revenue (M Street Apartments Project) VRDN 3.09%
                                               due 03/01/2043 (a)....................................................      7,000,000
                             3,000,000       Atlanta, Georgia Water & Wastewater Revenue VRDN 3.06%
                                               due 11/01/2033 (a)....................................................      3,000,000
                            11,660,000       Atlanta, Georgia Water & Wastewater Revenue (Eagle 72005009
                                               CL-A) VRDN 3.06% due 11/01/2043 (a)(b)................................     11,660,000
                             5,060,000       Atlanta, Georgia Water & Wastewater Revenue
                                               (ROCS RR II R 324) VRDN 3.06% due 11/01/2043 (a)(b)...................      5,060,000
                             5,260,000       Atlanta, Georgia Water & Wastewater Revenue (Series K-2)
                                               VRDN 3.08% due 11/01/2043 (a).........................................      5,260,000
                            10,000,000       Clayton County, Georgia Development Authority Facilities
                                               Revenue (Delta Airlines -- Series C) VRDN 3.18%
                                               due 05/01/2035 (a)....................................................     10,000,000
                             9,150,000       Cobb County, Georgia Housing M/F Housing Revenue
                                               (Walton Reserve Apartments Project) VRDN 3.07%
                                               due 10/01/2035 (a)....................................................      9,150,000
                            10,285,000       Colquitt County, Georgia Hospital Authority Revenue
                                               VRDN 3.12% due 03/01/2023 (a).........................................     10,285,000
                            16,425,000       Crisp County, Georgia Solid Waste Management Authority
                                               Revenue VRDN 3.45% due 01/01/2023 (a).................................     16,425,000
                            13,000,000       Dekalb County, Georgia Hospital Authority Revenue (Dekalb
                                               Medical Center Inc. Project) VRDN 3.03% due 09/01/2035 (a)............     13,000,000
                            22,955,000       Eagle Tax-Exempt Trust -- State of Georgia (Series 991001)
                                               VRDN 3.06% due 11/01/2017 (a)(b)......................................     22,955,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Georgia                   $ 36,200,000       Fayette County, Georgia Hospital Authority Revenue
(continued)                                    (Fayette Community Hospital Project) VRDN 3.03%
                                               due 06/01/2035 (a)....................................................  $  36,200,000
                            10,080,000       Floyd County, Georgia Development Authority PCR (Power Co.
                                               Hammond Project) DDN 3.08% due 09/01/2026 (a).........................     10,080,000
                             8,000,000       Fulton County, Georgia Development Authority Revenue
                                               (Shepherd Center Inc. Project) VRDN 3.03%
                                               due 09/01/2035 (a)....................................................      8,000,000
                             7,200,000       Fulton County, Georgia Development Authority Revenue
                                               (Siemens Energy Inc. Project) VRDN 3.03%
                                               due 12/15/2014 (a)....................................................      7,200,000
                             1,645,000       Fulton County, Georgia Water & Sewer Revenue (Eagle
                                               720050005 CL-A) VRDN 3.06% due 01/01/2035 (a)(b)......................      1,645,000
                             3,365,000       Gainesville & Hall County, Georgia Development Authority
                                               Revenue (Atex Inc. Project) VRDN 3.14% due 09/01/2023 (a).............      3,365,000
                                             Gainesville & Hall County, Georgia Development Authority
                                               Revenue (Senior Living Facilities -- Lanier) DDN:
                             8,490,000         (Series A) 3.11% due 11/15/2010 (a)...................................      8,490,000
                             4,150,000         (Series C) 3.11% due 11/15/2030 (a)...................................      4,150,000
                                             Georgia State Local Government Certificate Partnership
                                               (Macon Trust Series 2002-0) VRDN:
                             4,515,000         3.10% due 12/01/2022 (a)(b)...........................................      4,515,000
                             4,515,000         3.10% due 06/01/2028 (a)(b)...........................................      4,515,000
                             7,150,000       Georgia State (Putters -- Series 1235) VRDN 3.06%
                                               due 07/01/2013 (a)....................................................      7,150,000
                             3,680,000       Gwinnett County, Georgia Development Authority Revenue
                                               (Barcoview LLC Project) VRDN 3.18% due 07/01/2018 (a).................      3,680,000
                             3,965,000       Gwinnett County, Georgia Development Authority Revenue
                                               Certificate Partnership (ROCS RR II R 6009) VRDN 3.06%
                                               due 01/01/2021 (a)(b).................................................      3,965,000
                             5,000,000       Gwinnett County, Georgia Development Authority Revenue
                                               (Wesleyan School Inc. Project) VRDN 3.03%
                                               due 09/01/2025 (a)....................................................      5,000,000
                            40,705,000       Macon-Bibb County, Georgia Hospital Authority Revenue
                                               (Central Georgia Health) DDN 3.08% due 05/01/2030 (a).................     40,705,000
                            25,000,000       Macon-Bibb County, Georgia Hospital Authority Revenue
                                               (Medical Center Central Georgia) VRDN 3.02%
                                               due 08/01/2035 (a)....................................................     25,000,000
                            10,000,000       Metropolitan Area Rapid Transit Authority Georgia
                                               (Series 04-B) CP 3.06% due 02/07/2006.................................     10,000,000
                             5,000,000       Metropolitan Atlanta Rapid Transit Authority Sales Tax
                                               Revenue (Eagle 720050075 CL-A) VRDN 3.06% due 07/01/2013 (a)(b).......      5,000,000
                            19,950,000       Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue
                                               (Putters -- Series 312) VRDN 3.06% due 07/01/2021 (a)(b)..............     19,950,000
                             3,195,000       Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue
                                               (ROCS RR II R 4011) VRDN 3.06% due 07/01/2019 (a)(b)..................      3,195,000
                             4,018,000       Municipal Electric Authority Georgia CP 3.05% due 02/06/2006............      4,018,000
                             9,405,000       Private Colleges & Universities Authority Revenue (Mercer
                                             University Project) VRDN 3.12% due 10/01/2032 (a).......................      9,405,000
                            13,725,000       Putnam County, Georgia Development Authority PCR (Georgia
                                               Power Co. Branch Project) DDN 3.08% due 05/01/2024 (a)................     13,725,000
                             1,740,000       Thomaston-Upson County, Georgia IDA Revenue (Thomaston
                                               Manufacturing Project) VRDN 3.18% due 12/01/2011 (a)..................      1,740,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Georgia                   $ 15,000,000       Ware County, Georgia Hospital Authority Revenue (Baptist
(continued)                                    Village Project) VRDN 3.03% due 11/01/2020 (a)........................  $  15,000,000
------------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 0.2%               1,990,000       Hawaii State (ROCS RR II R 6504) VRDN 3.06%
                                               due 10/01/2024 (a)(b).................................................      1,990,000
                            15,000,000       Hawaii State Department Budget & Finance Revenue (Putters --
                                               Series 834) VRDN 3.08% due 07/01/2009 (a)(b)..........................     15,000,000
                             7,500,000       Honolulu, Hawaii City & County (Eagle 720050052 CL-A)
                                               VRDN 3.06% due 07/01/2024 (a)(b)......................................      7,500,000
                             3,072,500       Honolulu, Hawaii City & County (Floaters -- Series 1115)
                                               VRDN 3.05% due 07/01/2023 (a)(b)......................................      3,072,500
------------------------------------------------------------------------------------------------------------------------------------
Idaho -- 0.1%                4,250,000       Idaho Housing & Finance Association Nonprofit Facilities
                                               Revenue (Albertson College Project) VRDN 3.05%
                                               due 11/01/2021 (a)....................................................      4,250,000
                             6,160,000       Idaho Housing & Finance Association Revenue (Balmoral
                                               Apartments Project) DDN 3.13% due 05/01/2032 (a)......................      6,160,000
                             1,185,000       Madison, Idaho Economic Development Corp. IDR (Floyd
                                               Wilcox & Sons, Inc. Project) VRDN 3.17% due 08/01/2012 (a)............      1,185,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois -- 7.5%             2,015,000       Aurora, Illinois IDR (Aztech Engineering Inc. Project)
                                               VRDN 3.25% due 10/01/2018 (a).........................................      2,015,000
                            31,621,000       Aurora, Illinois Kane-Dupage County S/F (Floaters -- Series 1021)
                                               VRDN 3.09% due 03/01/2006 (a)(b)......................................     31,621,000
                                             Aurora, Illinois S/F Mortgage Revenue VRDN:
                            57,730,000         (Series 1152) 3.09% due 06/01/2040 (a)................................     57,730,000
                            11,268,500         (Series 1154) 3.09% due 06/01/2040 (a)................................     11,268,500
                                             Chicago, Illinois VRDN:
                             7,205,000         (Putters -- Series 736) 3.06% due 01/01/2013 (a)(b)...................      7,205,000
                             5,745,000         (Floaters -- Series 1067) 3.05% due 01/01/2034 (a)(b).................      5,745,000
                             3,380,000         (Floaters -- Series 1110) 3.05% due 01/01/2034 (a)(b).................      3,380,000
                             2,360,000       Chicago, Illinois Board of Education (Eagle 720050058 CL-A)
                                               VRDN 3.06% due 12/01/2031 (a)(b)......................................      2,360,000
                             5,050,000       Chicago, Illinois Board of Education (Floaters -- Series 1063)
                                               VRDN 3.12% due 12/01/2020 (a)(b)......................................      5,050,000
                            11,435,000       Chicago, Illinois Board of Education (Merlots -- Series A-15)
                                               VRDN 3.06% due 12/01/2027 (a)(b)......................................     11,435,000
                             3,470,000       Chicago, Illinois Board of Education (Putters -- Series 1137)
                                               VRDN 3.06% due 06/01/2013 (a)(b)......................................      3,470,000
                            10,560,000       Chicago, Illinois Board of Education (Series C-1) DDN 3.08%
                                               due 03/01/2031 (a)....................................................     10,560,000
                             1,905,000       Chicago, Illinois Board of Education (TOCS -- Series Z-8)
                                               VRDN 3.10% due 10/28/2025 (a)(b)......................................      1,905,000
                             4,800,000       Chicago, Illinois (Eagle 2003-0006) VRDN 3.06%
                                               due 01/01/2042 (a)(b).................................................      4,800,000
                             7,000,000       Chicago, Illinois IDR (Enterprise Center VIII Project)
                                               VRDN 3.10% due 06/01/2022 (a).........................................      7,000,000
                             2,235,000       Chicago, Illinois IDR (Trendler Components Inc. Project)
                                               VRDN 3.15% due 11/01/2017 (a).........................................      2,235,000
                            31,680,000       Chicago, Illinois O'Hare International Airport Revenue (Eagle
                                               720053025 CL-A) VRDN 3.06% due 01/03/2033 (a)(b)......................     31,680,000
                             8,000,000       Chicago, Illinois O'Hare International Airport Revenue
                                               (O'Hare Technical Center II Project) VRDN 3.10%
                                               due 03/01/2037 (a)....................................................      8,000,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Illinois                  $  5,300,000       Chicago, Illinois O'Hare International Airport Revenue
(continued)                                    (Merlots -- Series D-12) VRDN 3.06% due 01/01/2025 (a)(b).............  $   5,300,000
                             7,440,000       Chicago, Illinois O'Hare International Airport Revenue
                                               (Putters -- Series 670) VRDN 3.09% due 01/01/2012 (a)(b)..............      7,440,000
                                             Chicago, Illinois O'Hare International Airport Revenue VRDN:
                             2,500,000               (ROCS RR II R 239) 3.10% due 01/01/2022 (a)(b)..................      2,500,000
                             5,900,000               (ROCS RR II R 494) 3.06% due 01/01/2026 (a).....................      5,900,000
                             7,070,000       Chicago, Illinois Park District (Merlots -- Series A-61)
                                               VRDN 3.06% due 01/01/2021 (a)(b)......................................      7,070,000
                                             Chicago, Illinois Park District VRDN:
                            11,415,000         (Putters -- Series 521) 3.06% due 07/01/2012 (a)(b)...................     11,415,000
                             2,890,000         (Putters -- Series 974) 3.06% due 01/01/2013 (a)(b)...................      2,890,000
                             2,975,000       Chicago, Illinois Public Building Revenue VRDN 3.06%
                                               due 12/01/2014 (a)....................................................      2,975,000
                                             Chicago, Illinois Sales Tax Revenue VRDN:
                             8,245,000         (Merlots -- Series A-13) 2.80% due 01/01/2018 (a)(b)..................      8,245,000
                            22,470,000         (Merlots -- Series AAA) 3.06% due 01/01/2034 (a)(b)...................     22,470,000
                             3,900,000       Chicago, Illinois Solid Waste Disposal Facilities Revenue (Groot
                                               Industries Inc. Project) VRDN 3.13% due 12/01/2015 (a)................      3,900,000
                            10,050,000       Chicago, Illinois Wastewater Transmission Revenue (Merlots --
                                               Series A-125) VRDN 3.06% due 01/01/2030 (a)(b)........................     10,050,000
                                             Cook County, Illinois VRDN:
                             3,575,000         (Merlots -- Series B-11) 3.06% due 11/15/2025 (a)(b)..................      3,575,000
                             2,400,000         (Putters -- Series 559) 3.06% due 05/15/2012 (a)(b)...................      2,400,000
                             5,380,000         (Putters -- Series 776) 3.06% due 05/15/2012 (a)(b)...................      5,380,000
                             6,270,000         (Putters -- Series 566) 3.06% due 11/15/2012 (a)(b)...................      6,270,000
                             2,100,000       Des Plaines, Illinois IDR (414 East Golf Road Project)
                                               VRDN 3.17% due 05/01/2017 (a).........................................      2,100,000
                                             Eagle Tax-Exempt Trust -- Metropolitan Pier & Exposition II
                                               (Series 02-6001) VRDN:
                             5,000,000         3.06% due 12/15/2028 (a)(b)...........................................      5,000,000
                             6,150,000               3.06% due 06/15/2042 (a)(b).....................................      6,150,000
                            10,840,000       Eagle Tax-Exempt Trust (Series 02-6002) VRDN 3.06%
                                               due 04/01/2022 (a)(b).................................................     10,840,000
                            15,170,000       Eclipse Funding Trust (Series 2006-0005) Solar Eclipse Chicago,
                                               Illinois O'Hare International Airport Revenue VRDN 3.05%
                                               due 01/01/2014 (a)(b).................................................     15,170,000
                             4,000,000       Eclipse Funding Trust (Series 2006-0005) Solar Eclipse Illinois
                                               State VRDN 3.05% due 04/01/2027 (a)(b)................................      4,000,000
                            13,000,000       Eclipse Funding Trust (Series 20006-0007) Solar Eclipse
                                               Springfield, Illinois Electric Revenue VRDN 3.05%
                                               due 03/01/2030 (a)(b).................................................     13,000,000
                             2,530,000       Elgin, Illinois IDR (Starro Precision Products Inc. Project)
                                               VRDN 3.13% due 06/01/2025 (a).........................................      2,530,000
                                             Illinois Education Facilities Authority Revenue (Art Institute of
                                               Chicago) VRDN:
                            23,250,000         3.09% due 03/01/2027 (a)..............................................     23,250,000
                            28,250,000         3.05% due 03/01/2027 (a)..............................................     28,250,000
                            13,800,000       Illinois Education Facilities Authority Revenue (Concordia
                                               University River Project) DDN 3.02% due 10/01/2031 (a)................     13,800,000
                             9,600,000       Illinois Education Facilities Authority Revenue (ITT State Street
                                               Corp -- Series A) VRDN 3.07% due 06/01/2033 (a).......................      9,600,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Illinois                                     Illinois Finance Authority Revenue (Central Dupage Health)
(continued)                                    VRDN:
                          $ 12,500,000         (Series B) 3.05% due 11/01/2038 (a)...................................  $  12,500,000
                            25,300,000         (Series C) 3.05% due 11/01/2038 (a)...................................     25,300,000
                             2,600,000       Illinois Finance Authority Revenue (Design Automotive LLC
                                               Project) VRDN 3.13% due 06/01/2011 (a)................................      2,600,000
                             7,000,000       Illinois Finance Authority Revenue (Mercy Alliance Project)
                                               VRDN 3.05% due 02/15/2035 (a).........................................      7,000,000
                            25,500,000       Illinois Finance Authority Revenue (Northwestern Member
                                               Sub -- Series B-1) DDN 3.07% due 08/15/2038 (a).......................     25,500,000
                                             Illinois Finance Authority Revenue (Palos Community Hospital)
                                               VRDN:
                            12,000,000         3.06% due 11/15/2011 (a)..............................................     12,000,000
                            10,000,000         3.06% due 09/01/2015 (a)..............................................     10,000,000
                            45,700,000         3.06% due 11/15/2024 (a)..............................................     45,700,000
                             9,900,000       Illinois Finance Authority Revenue (Rest Haven Christian
                                               Service -- Series B) VRDN 2.73% due 11/15/2034 (a)....................      9,900,000
                             2,015,000       Illinois Finance Authority Revenue (Rockford College Project)
                                               VRDN 3.14% due 02/01/2021 (a).........................................      2,015,000
                                             Illinois Health Facilities Authority Revenue (Central Dupage
                                               Health) DDN:
                            46,025,000         (Series B) 3.09% due 11/01/2027 (a)...................................     46,025,000
                            49,000,000         (Series C) 3.09% due 11/01/2027 (a)...................................     49,000,000
                            15,000,000       Illinois Health Facilities Authority Revenue (Evanston Health)
                                               CP 3.18% due 03/02/2006...............................................     15,000,000
                                             Illinois Health Facilities Authority Revenue (Northwest
                                               Community Hospital) DDN:
                             2,060,000         (Series B) 3.08% due 06/01/2032 (a)...................................      2,060,000
                            58,040,000         (Series B) 3.08% due 07/01/2032 (a)...................................     58,040,000
                            30,000,000         (Series C) 3.07% due 08/15/2032 (a)...................................     30,000,000
                            16,695,000       Illinois Health Facilities Authority Revenue (Memorial Health
                                               System) DDN 3.12% due 10/01/2022 (a)..................................     16,695,000
                            12,275,000       Illinois Health Facilities Authority Revenue (Palos
                                               Community Hospital -- Series B) VRDN 3.06% due 12/01/2015 (a).........     12,275,000
                            10,000,000       Illinois Health Facilities Authority Revenue (Series A)
                                               VRDN 3.05% due 10/01/2010 (a).........................................     10,000,000
                            28,900,000       Illinois State Municipal Securities Trust Receipts (SGA 103)
                                               VRDN 3.07% due 08/01/2024 (a).........................................     28,900,000
                                             Illinois State VRDN:
                             4,305,000         (Merlots -- Series A-124) 3.06% due 11/01/2026 (a)(b).................      4,305,000
                             4,975,000         (Merlots -- Series B-05) 3.06% due 07/01/2022 (a)(b)..................      4,975,000
                             7,980,000         (Putters -- Series 1105) 3.06% due 09/01/2013 (a)(b)..................      7,980,000
                                             Illinois State Toll Highway Authority Toll Revenue VRDN:
                             9,470,000         (Putters -- Series 963) 3.06% due 01/01/2013 (a)(b)...................      9,470,000
                             6,965,000         (Putters -- Series 1014) 3.06% due 07/01/2013 (a)(b)..................      6,965,000
                                             Illinois State Toll Highway Authority Toll Revenue VRDN:
                             9,495,000         (ROCS RR II R 377) 3.06% due 01/01/2019 (a)(b)........................      9,495,000
                             7,430,000         (ROCS RR II R 4073) 3.06% due 01/01/2023 (a)(b).......................      7,430,000
                                             Illinois Student Assistance Loan Revenue (Series A) VRDN:
                             2,800,000         3.08% due 09/01/2031 (a)..............................................      2,800,000
                            10,350,000         3.08% due 09/01/2032 (a)..............................................     10,350,000
                            17,500,000         3.08% due 09/01/2034 (a)..............................................     17,500,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Illinois                  $  3,780,000       Kane & Du Page County, Illinois Community School District
(continued)                                    (St. Charles Putters -- Series 824) VRDN 3.06%
                                               due 01/01/2013 (a)....................................................  $   3,780,000
                            20,515,000       Lake County, Illinois Community School District 046 (Grayslake
                                               Merlots -- Series D-04) VRDN 3.06% due 11/01/2025 (a).................     20,515,000
                             5,800,000       Lake County, Illinois Community School District 73 (Hawthorn
                                               Putters -- Series 329) VRDN 3.09% due 12/01/2014 (a)..................      5,800,000
                             2,160,000       Macon County, Illinois Revenue Millikin University
                                               VRDN 3.06% due 10/01/2031(a)..........................................      2,160,000
                             3,500,000       Metropolitan Pier & Exposition Authority Illinois Dedicated
                                               State Tax Revenue (Eagle 2004-003) VRDN
                                               3.06% due 06/15/2042 (a)..............................................      3,500,000
                             2,375,000       Metropolitan Pier & Exposition Authority Illinois Dedicated
                                               State Tax Revenue (Floater -- Series Z-1) VRDN 3.10%
                                               due 10/08/2010 (a)(b).................................................      2,375,000
                            18,005,000       Metropolitan Pier & Exposition Authority Illinois Dedicated
                                               State Tax Revenue (Series Z-5) VRDN 3.10%
                                               due 04/03/2034 (a)(b).................................................     18,005,000
                            12,160,000       Municipal Securities Trust Certificates -- Chicago, Illinois
                                               (Class A -- Series 2001-121) VRDN 3.04%
                                               due 12/22/2009 (a)(b).................................................     12,160,000
                            12,495,000       Municipal Securities Trust Certificates -- Chicago, Illinois
                                               (Class A -- Series 2001-124) VRDN 3.07%
                                               due 08/20/2014 (a)(b).................................................     12,495,000
                             9,500,000       Municipal Securities Trust Certificates -- Chicago, Illinois
                                               Board of Education (Series 2005-237) VRDN 3.10%
                                               due 01/04/2024 (a)(b).................................................      9,500,000
                            12,100,000       Municipal Securities Trust Certificates -- Chicago, Illinois
                                               O'Hare International Airport (Class A -- Series 93)
                                               DDN 3.08% due 10/04/2012 (a)(b).......................................     12,100,000
                             8,530,000       Municipal Securities Trust Certificates -- Chicago, Illinois
                                               O'Hare International Airport (Series 2005-248)
                                               VRDN 3.60% due 12/18/2013 (a)(b)......................................      8,530,000
                                             Regional Transportation Authority Illinois VRDN:
                             2,895,000         (Eagle 72005-0028 CL-A) 3.06% due 06/01/2027 (a)(b)...................      2,895,000
                             2,950,000         (Eagle 72005-0003 CL-A) 3.06% due 06/01/2034 (a)(b)...................      2,950,000
                                             Regional Transportation Authority Illinois VRDN:
                            32,732,500         (Floaters -- Series D-818) 3.05% due 07/01/2033 (a)(b)................     32,732,500
                             4,910,000         (Merlots -- Series A-41) 3.06% due 06/01/2017 (a)(b)..................      4,910,000
                             9,910,000         (Merlots -- Series A-24) 3.06% due 07/01/2032 (a)(b)..................      9,910,000
                             4,085,000       Southern Illinois University Revenue (Putters -- Series 562)
                                               VRDN 3.06% due 04/01/2012 (a)(b)......................................      4,085,000
                            11,000,000       Will County, Illinois Community School District 365 (Floaters --
                                               Series Z-13) VRDN 3.10% due 11/09/2021 (a)(b).........................     11,000,000
                            12,905,000       Will County, Illinois M/F Housing Redevelopment Revenue
                                               (Woodlands Crest Hill) VRDN 3.10% due 02/15/2031 (a)..................     12,905,000
                             7,735,000       Will County, Illinois School District (Putters -- Series 993)
                                               VRDN 3.06% due 05/01/2018 (a)(b)......................................      7,735,000
------------------------------------------------------------------------------------------------------------------------------------
Indiana -- 2.2%              1,220,000       Allen County, Indiana EDR (Water Furnace International Inc.)
                                               VRDN 3.20% due 11/01/2014 (a).........................................      1,220,000
                             7,005,000       Anderson, Indiana School Building Corp. (Putters -- Series 1093)
                                               VRDN 3.06% due 07/15/2013 (a)(b)......................................      7,005,000
                             6,305,000       Avon, Indiana 2000 Community Building Corp. (Putters --
                                               Series 1055) VRDN 3.06% due 07/15/2013 (a)(b).........................      6,305,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Indiana                   $  3,475,000       Baugo, Indiana School Building Corporation (Floaters --
(continued)                                    Series 676) VRDN 3.05% due 01/15/2010 (a)(b)..........................  $   3,475,000
                               845,000       Bloomington, Indiana EDR (Bloomington Square Project)
                                               VRDN 3.14% due 12/01/2008 (a).........................................        845,000
                             2,000,000       Crawfordsville, Indiana EDR (Performance Master LLC Project)
                                               VRDN 3.19% due 10/01/2018 (a).........................................      2,000,000
                             6,660,000       Crown Point, Indiana Multi-School Building Corp. (Putters --
                                               Series 1056) VRDN 3.06% due 07/15/2013 (a)(b).........................      6,660,000
                             1,835,000       Dearborn County, Indiana EDR (D&S Machine Products Inc.)
                                               VRDN 3.14% due 04/01/2018 (a).........................................      1,835,000
                             2,760,000       Elkhart County, Indiana EDR (Patriot Homes Inc. Project)
                                               VRDN 3.17% due 08/01/2012 (a).........................................      2,760,000
                             3,480,000       Elkhart County, Indiana (Putters -- Series 553) VRDN 3.06%
                                               due 12/01/2023 (a)(b).................................................      3,480,000
                             6,555,000       Fort Wayne, Indiana EDR (Nemcomed Project) VRDN 3.15%
                                               due 11/01/2021 (a)....................................................      6,555,000
                             6,010,000       Greencastle, Indiana IDR (Crown Equipment Corp. Project)
                                               VRDN 3.12% due 02/01/2011 (a).........................................      6,010,000
                            37,100,000       Indiana Bond Bank (Advance Funding Program) VRDN 3.20%
                                               due 02/02/2006........................................................     37,100,000
                             8,760,000       Indiana State Development Finance Authority Revenue
                                               Educational Facilities (Cathedral High) DDN 3.12%
                                               due 09/01/2026 (a)....................................................      8,760,000
                             1,850,000       Indiana State Development Finance Authority EDR (Indianapolis
                                               Urban League Inc.) VRDN 3.10% due 01/01/2020 (a)......................      1,850,000
                            40,250,000       Indiana State Development Finance Authority Environmental
                                               Revenue (PSI Energy Inc. Project -- Series B) VRDN 3.22%
                                               due 12/01/2038 (a)....................................................     40,250,000
                            19,520,000       Indiana State Development Finance Authority IDR (Republic
                                               Services Inc. Project) DDN 3.13% due 12/01/2032 (a)...................     19,520,000
                                             Indiana State Development Finance Authority Solid Waste
                                               Disposal Revenue Waste Management Incorporated VRDN:
                            12,500,000         (Series A) 3.07% due 10/01/2025 (a)...................................     12,500,000
                             7,000,000         (Series B) 3.08% due 10/01/2025 (a)...................................      7,000,000
                            15,000,000       Indiana Health & Educational Facilities Authority Hospital
                                               Revenue (Howard Regional Health System Project -- Series A)
                                               DDN 3.12% due 01/01/2035 (a)..........................................     15,000,000
                             8,000,000       Indiana Health Facilities Financing Authority Revenue
                                               (Ascension Health Credit Group -- Series A-1) FXRDN 2.74%
                                               due 07/03/2006........................................................      8,000,000
                             8,700,000       Indiana Health Facilities Financing Authority Revenue
                                               (Margaret Mary Community Hospital -- Series A)
                                               VRDN 3.12% due 12/01/2029 (a).........................................      8,700,000
                             3,495,000       Indiana Municipal Power Agency & Supply System Revenue
                                               (Floaters -- Series 1108) VRDN 3.05% due 01/01/2032 (a)(b)............      3,495,000
                             3,000,000       Indiana State Finance Authority EDR (Goodwill -- Series A)
                                               VRDN 3.10% due 01/01/2026 (a).........................................      3,000,000
                             9,065,000       Indiana State Office Building Community Facilities Revenue
                                               (Merlot -- Series B-17) VRDN 3.06% due 07/01/2023 (a)(b)..............      9,065,000
                                             Indiana Transportation Finance Authority Highway Revenue VRDN:
                             2,336,500         (Floaters -- Series 942-D) 3.05% due 12/01/2022 (a)(b)................      2,336,500
                             1,995,000         (Merlots -- Series B-21) 3.06% due 12/01/2022 (a)(b)..................      1,995,000
                             7,450,000         (Putters -- Series 479) 3.06% due 06/01/2017 (a)(b)...................      7,450,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Indiana                   $  6,315,000       Indiana University Revenue (ROCS RR II R 6508)
(continued)                                    VRDN 3.06% due 08/01/2021 (a)(b)......................................  $   6,315,000
                             3,870,000       Indianapolis, Indiana EDR (New Bridges Apartments Project)
                                               VRDN 3.10% due 06/01/2035 (a).........................................      3,870,000
                            43,500,000       Indianapolis, Indiana Gas Utility Revenue CP 3.05%
                                               due 02/10/2006........................................................     43,500,000
                             5,020,000       Indianapolis, Indiana Gas Utilities Revenue (Merlots --
                                               Series A-50) VRDN 3.06% due 06/01/2013 (a)(b).........................      5,020,000
                             6,765,000       Indianapolis, Indiana Thermal Energy System Revenue
                                               (Putters -- Series 700) VRDN 3.06% due 04/01/2010 (a)(b)..............      6,765,000
                             2,330,000       Kendallville, Indiana EDR (Bollhoff Rivnut Project)
                                               VRDN 3.15% due 02/01/2025 (a).........................................      2,330,000
                             8,100,000       Madison, Indiana EDR (Arvin Sango Inc. Project)
                                               VRDN 3.30% due 08/01/2017 (a).........................................      8,100,000
                             8,215,000       Mount Vernon of Hancock County, Indiana Multi-School
                                               Building Corp. (ROCS RR II R 2197) VRDN 3.06%
                                               due 01/15/2023 (a)....................................................      8,215,000
                             5,805,000       Noblesville, Indiana Building Corp. (Putters -- Series 1068)
                                               VRDN 3.06% due 07/15/2013 (a)(b)......................................      5,805,000
                             5,625,000       Shelbyville, Indiana Central Renovation School Building Corp.
                                               (Putters -- Series 1075) VRDN 3.06% due 07/15/2013 (a)................      5,625,000
                             5,170,000       Sunman-Dearborn, Indiana High School Building Corp.
                                               (Putters -- Series 671) VRDN 3.06% due 01/15/2013 (a)(b)..............      5,170,000
------------------------------------------------------------------------------------------------------------------------------------
Iowa -- 1.0%                38,405,000       Iowa City, Iowa Revenue (Act Inc.) DDN 3.17%
                                               due 04/01/2032 (a)....................................................     38,405,000
                             7,340,000       Iowa Finance Authority Retirement Community Revenue
                                               (Deerfield Retirement -- Series B) VRDN 3.03%
                                               due 12/01/2033 (a)....................................................      7,340,000
                             6,500,000       Iowa Finance Authority Retirement Community Revenue
                                               (Wesley Retirement Services -- Series B) VRDN 3.03%
                                               due 12/01/2033 (a)....................................................      6,500,000
                                             Iowa Finance Authority Revenue (Museum of Art
                                               Foundation) DDN:
                            13,150,000         3.12% due 06/01/2033 (a)..............................................     13,150,000
                            14,500,000         3.12% due 10/01/2033 (a)..............................................     14,500,000
                             7,180,000       Iowa Higher Education Loan Authority Revenue (Buena Vista
                                               University Project) VRDN 3.19% due 12/01/2012 (a).....................      7,180,000
                                             Iowa Higher Education Loan Authority Revenue (Private
                                               College -- Des Moines) DDN:
                             6,600,000         3.12% due 10/01/2024 (a)..............................................      6,600,000
                            10,090,000         3.12% due 10/01/2033 (a)..............................................     10,090,000
                             2,000,000       Iowa Higher Education Loan Authority Revenue (University of
                                               Dubuque -- Series C) RAN 4.75% due 05/24/2006.........................      2,005,910
                             3,900,000       Louisa County, Iowa PCR Refunding (Iowa-Ill G&E Co.)
                                               VRDN 3.10% due 03/01/2017 (a).........................................      3,900,000
                            19,500,000       Louisa County, Iowa PCR Refunding (Iowa-Ill G&E Co. --
                                               Series A) VRDN 3.10% due 09/01/2016 (a)...............................     19,500,000
                            15,370,000       Municipal Securities Trust Certificates (Iowa Finance Authority
                                               Hospital Facilities Revenue Health System Class A --
                                               Series 26) VRDN 3.06% due 06/01/2010 (a)..............................     15,370,000
                             8,350,000       Tabacco Settlement Authority Iowa (ROCS RR II R 456 CE)
                                               VRDN 3.08% due 06/01/2046 (a)(b)......................................      8,350,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Kansas -- 0.4%            $  7,685,000       Johnson County, Kansas Public Building Community Lease
                                               Revenue (Putters -- Series 528) VRDN 3.06%
                                               due 09/01/2010 (a)....................................................  $   7,685,000
                             5,180,000       Johnson County, Kansas School District Shawnee Mission
                                               (Putters -- Series 899) VRDN 3.06% due 10/01/2012 (a)(b)..............      5,180,000
                             4,190,000       Kansas State Department of Transportation Highway Revenue
                                               (ROCS RR II R 6020) VRDN 3.06% due 03/01/2019 (a).....................      4,190,000
                             3,640,000       Lawrence, Kansas IDR Board (Prosoco Inc. Project -- Series 98-A)
                                               VRDN 3.17% due 12/01/2018 (a).........................................      3,640,000
                             4,200,000       Lenexa, Kansas M/F Housing Revenue (Meadows Apartments
                                               Project -- Series A) VRDN 3.09% due 04/15/2035 (a)....................      4,200,000
                             2,800,000       Reno County & Labette County, Kansas S/F Mortgage Revenue
                                               (Floaters -- Series 915) VRDN 3.09% due 12/01/2015 (a)(b).............      2,800,000
                            26,785,000       University of Kansas Hospital Authority Health Facilities Revenue
                                               (KU Health System) VRDN 3.07% due 09/01/2034 (a)......................     26,785,000
                             6,060,000       Wyandotte County, Kansas (ROCS RR II R 410 CE)
                                               VRDN 3.09% due 12/01/2020 (a).........................................      6,060,000
------------------------------------------------------------------------------------------------------------------------------------
Kentucky -- 2.7%             1,005,000       Boone County, Kentucky Industrial Building Revenue (Diocesan
                                               Educational Project) VRDN 3.19% due 11/01/2018 (a)....................      1,005,000
                            15,400,000       Breckinridge County, Kansas Lease Program Revenue
                                               DDN 3.07% due 02/01/2032 (a)..........................................     15,400,000
                             2,400,000       Carroll County, Kentucky PCR (Kentucky Utility Company
                                               Project -- Series A) CP 3.20% due 03/07/2006..........................      2,400,000
                             2,310,000       Crestview Hill, Kentucky Industrial Building Revenue (Thomas
                                               More College Project) VRDN 3.09% due 11/01/2018 (a)...................      2,310,000
                             1,165,000       Dayton, Kentucky Industrial Building Revenue (Willow Green
                                               Project) VRDN 3.19% due 08/01/2020 (a)................................      1,165,000
                             4,240,000       Glasgow, Kentucky Industrial Building Revenue (Felker Brothers
                                               Corp. Project) VRDN 3.07% due 04/01/2020 (a)..........................      4,240,000
                             2,700,000       Graves County, Kentucky Solid Waste Disposal Revenue (Waste
                                               Management Kentucky LLC Project) VRDN 3.12%
                                               due 03/01/2021 (a)....................................................      2,700,000
                            14,490,000       Hopkins County, Kentucky Hospital Revenue (Floaters --
                                               Series 730) VRDN 3.05% due 11/15/2011 (a)(b)..........................     14,490,000
                               800,000       Jefferson County, Kentucky Industrial Building Revenue
                                               (Thomas Development Project) VRDN 3.20%
                                               due 04/10/2010 (a)....................................................        800,000
                                             Jefferson County, Kentucky PCR (Louisville Gas & Electric Co.) CP:
                             5,000,000         (Series 92-A) 3.20% due 02/13/2006....................................      5,000,000
                            26,000,000         (Series 92-A) 3.17% due 03/01/2006....................................     26,000,000
                            10,000,000         (Series 93-A) 3.16% due 02/01/2006....................................     10,000,000
                            35,200,000         (Series 93-A) 2.95% due 02/08/2006....................................     35,200,000
                            36,900,000       Kenton County, Kentucky Airport Board of Special Facilities
                                               Revenue (Airis Cincinnati LLC -- Series A) VRDN 3.14%
                                               due 07/01/2032 (a)....................................................     36,900,000
                             4,790,000       Kenton County, Kentucky Educational Revenue (St. Pius X
                                               School District Project) VRDN 3.09% due 06/01/2023 (a)................      4,790,000
                            35,000,000       Kentucky Asset/Liability Community General Fund Revenue
                                               (Series A) TRAN 4.00% due 06/28/2006..................................     35,182,491
                             5,360,000       Kentucky State Turnpike Authority EDR (Floaters -- Series 1061)
                                               VRDN 3.05% due 07/01/2018 (a).........................................      5,360,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Kentucky                  $ 20,000,000       Kentucky State Turnpike Authority Resource Recovery Revenue
(continued)                                    (Floater Certificates -- Series 488) VRDN 3.05%
                                               due 07/01/2007 (a)(b).................................................  $  20,000,000
                             5,600,000       Louisville & Jefferson County, Kentucky (Sewer & Drain Systems
                                               Revenue -- ROCS RR II R 304) VRDN 3.06%
                                               due 05/15/2037 (a)....................................................      5,600,000
                             7,400,000       Mercer County, Kentucky PCR (Kentucky Utility Co. Project --
                                               Series A) CP 3.20% due 03/07/2006.....................................      7,400,000
                             5,000,000       Minor Lane Heights, Kentucky Solid Waste Disposal Revenue
                                               (Waste Management Kentucky LLC Project) VRDN 3.12%
                                               due 03/01/2021 (a)....................................................      5,000,000
                             2,400,000       Muhlenberg County, Kentucky PCR (Kentucky Utility Co.
                                               Project -- Series A) CP 3.20% due 03/07/2006..........................      2,400,000
                             1,450,000       Ohio County, Kentucky Solid Waste Disposal Revenue (Waste
                                               Management Kentucky LLC Project) VRDN 3.12%
                                               due 03/01/2021 (a)....................................................      1,450,000
                            43,815,000       Shelby County, Kentucky Lease Revenue (Series A)
                                               DDN 3.07% due 09/01/2034 (a)..........................................     43,815,000
                                             Trimble County, Kentucky PCR (Louisville Gas & Electric Co.
                                               Project -- Series A) CP:
                            27,500,000         3.16% due 02/01/2006..................................................     27,500,000
                            35,000,000         3.20% due 02/01/2006..................................................     35,000,000
                            30,000,000         3.16% due 02/06/2006..................................................     30,000,000
                            30,000,000         3.18% due 02/07/2006..................................................     30,000,000
------------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 2.7%            4,500,000       Calcasieu Parish Inc. of Louisiana IDB Environmental
                                               Revenue (Hydroserve Westlake) VRDN 3.12%
                                               due 06/01/2025 (a)....................................................      4,500,000
                             6,000,000       Eagle Tax-Exempt Trust -- New Orleans, Louisiana
                                               VRDN 3.09% due 12/01/2021 (a).........................................      6,000,000
                             3,620,000       East Baton Rouge Mortgage Financing Authority S/F Revenue
                                               (Floaters -- Series 996) VRDN 3.12% due 06/02/2008 (a)(b).............      3,620,000
                                             Ernest N. Morial, New Orleans, Louisiana (Exhibit Hall
                                               Authority Special Tax) VRDN:
                             8,100,000         (ROCS RR II R 4038) 3.09% due 07/15/2023 (a)..........................      8,100,000
                            10,575,000         (ROCS RR II R 4060) 3.09% due 07/15/2022 (a)..........................     10,575,000
                            19,105,000       Ernest N. Morial, New Orleans, Louisiana (Exhibit Hall
                                               Authority Special Tax Merlots -- Series A-46) VRDN 3.06%
                                               due 07/15/2028 (a)(b).................................................     19,105,000
                            36,936,725       Jefferson Parish, Louisiana Home Mortgage Authority S/F
                                               Mortgage Revenue (Series B) FXRDN 3.71%
                                               due 12/01/2006........................................................     36,936,725
                            12,000,000       Jefferson Parish, Louisiana Hospital Service Revenue
                                               (Putters -- Series 522) VRDN 3.08% due 12/01/2008 (a)(b)..............     12,000,000
                            13,985,000       Lafayett, Louisiana Utilities Revenue (Merlots -- Series B-23)
                                               VRDN 3.06% due 11/01/2028 (a)(b)......................................     13,985,000
                             6,372,000       Louisiana Housing Finance Agency Mortgage Revenue
                                               S/F FXRDN 4.42% due 04/28/2006........................................      6,372,000
                                             Louisiana Housing Finance Agency Mortgage Revenue VRDN:
                            16,882,000         (Floaters -- Series 1066) 3.12% due 03/01/2036 (a)....................     16,882,000
                            42,885,000         (Floaters -- Series 1069) 3.12% due 12/01/2047 (a)....................     42,885,000
                            37,000,000         (Floaters -- Series 1224) 3.10% due 12/01/2047 (a)....................     37,000,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Louisiana                 $  2,360,000       Louisiana Local Government Environmental Facilities &
(continued)                                    Community Development Authority Revenue (Northwestern
                                               State University Student Housing -- Series A) VRDN 3.10%
                                               due 08/01/2034 (a)....................................................  $   2,360,000
                                             Louisiana Public Facilities Authority RAN:
                             9,925,000         (Series B) 4.50% due 10/19/2006.......................................     10,027,879
                             3,165,000         (Series C) 4.50% due 10/19/2006.......................................      3,197,807
                            10,000,000       Louisiana Public Facilities Authority Lease Revenue VRDN 3.12%
                                               due 06/01/2008 (a)....................................................     10,000,000
                                             Louisiana Public Facilities Authority Revenue (Air Products &
                                               Chemicals Project) VRDN:
                            18,650,000         3.12% due 12/01/2038 (a)..............................................     18,650,000
                             3,400,000         3.12% due 12/01/2039 (a)..............................................      3,400,000
                             4,170,000       Louisiana State (ROCS RR II R 1069) VRDN 3.06%
                                               due 08/01/2017 (a)(b).................................................      4,170,000
                            30,000,000       Louisiana State Gas & Fuels Tax Revenue (Eagle 720050038
                                               CL-A) VRDN 3.06% due 05/01/2035 (a)(b)................................     30,000,000
                             7,675,000       Louisiana State Gas & Fuels Tax Revenue (Putters -- Series 1065)
                                               VRDN 3.06% due 05/01/2013 (a)(b)......................................      7,675,000
                            16,000,000       Louisiana State Offshore Term Authority Deepwater Port
                                               Revenue (1st Stage A-Loop Inc.) DDN 3.03%
                                               due 09/01/2008 (a)....................................................     16,000,000
                            20,550,000       Louisiana State Offshore Term Authority Deepwater Port
                                               Revenue (Loop LLC Project -- Series A) DDN 3.08%
                                               due 09/01/2014 (a)....................................................     20,550,000
                            11,165,000       Louisiana State University & Agricultural & Mechanical
                                               College Board VRDN 3.04% due 07/01/2032 (a)...........................     11,165,000
                                             New Orleans, Louisiana Finance Authority S/F
                                               Mortgage Revenue VRDN:
                             3,840,000         (Floaters -- Series 1137) 3.17% due 12/01/2044 (a)(b).................      3,840,000
                             4,400,000         (Floaters -- Series 1185) 3.15% due 06/01/2006 (a)(b).................      4,400,000
                            13,490,000       New Orleans, Louisiana IDB M/F Housing Revenue
                                               VRDN 3.12% due 06/02/2008 (a).........................................     13,490,000
                            34,625,000       Saint Charles Parish, Louisiana PCR (Shell Oil Co. Norco Project)
                                               DDN 3.13% due 11/01/2021 (a)..........................................     34,625,000
------------------------------------------------------------------------------------------------------------------------------------
Maine -- 0.2%                  360,000       Eastport, Maine IDR (Passamaquoddy Tribe) VRDN 3.13%
                                               due 11/01/2006 (a)....................................................        360,000
                             1,090,000       Gray, Maine Revenue (Advance Realty Project)
                                               VRDN 3.05% due 10/01/2011 (a).........................................      1,090,000
                            23,765,000       Maine Finance Authority Revenue (Jackson Lab Issue 2002)
                                               VRDN 3.07% due 07/01/2031 (a).........................................     23,765,000
------------------------------------------------------------------------------------------------------------------------------------
Maryland -- 0.3%                             Carroll County, Maryland Revenue (Fairhaven & Copper) VRDN:
                             6,860,000         (Series -- A) 3.05% due 01/01/2034 (a)................................      6,860,000
                             3,445,000         (Series -- B) 3.04% due 01/01/2034 (a)................................      3,445,000
                            14,600,000       Maryland State Community Development Administration
                                               Department Housing FXRDN 3.12% due 11/24/2006.........................     14,600,000
                            16,875,000       Maryland State Health & Higher Educational Facilities
                                               Authority Revenue (Adventist Health Care -- Series A)
                                               VRDN 3.04% due 01/01/2035 (a).........................................     16,875,000
                             5,000,000       Maryland State Health & Higher Educational Facilities Authority
                                               Revenue (Floaters -- Series 825) VRDN 3.05%
                                               due 08/15/2038 (a)(b).................................................      5,000,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Massachusetts -- 3.6%     $ 10,000,000       ABN--AMRO Muni Tops -- Massachusetts (Series 2005 -- 34)
                                               VRDN 3.05% due 08/15/2013 (a)(b)......................................  $  10,000,000
                            56,205,000       Massachusetts State Central Artery (Series A) DDN 3.08%
                                               due 12/01/2030 (a)....................................................     56,205,000
                            28,631,000       Massachusetts State (Floater Certificates -- Series 716-D)
                                               VRDN 3.05% due 08/01/2018 (a)(b)......................................     28,631,000
                            14,690,000       Massachusetts State (Merlots -- Series A-51) VRDN 3.05%
                                               due 08/01/2020 (a)(b).................................................     14,690,000
                             8,000,000       Massachusetts State (Series BB) VRDN 3.05% due 09/06/2013 (a)...........      8,000,000
                             3,950,000       Massachusetts State (Series C) VRDN 3.05% due 08/01/2030 (a)............      3,950,000
                             7,000,000       Massachusetts State (ROCS RR II R 467) VRDN 3.06%
                                               due 03/01/2024 (a)(b).................................................      7,000,000
                             5,800,000       Massachusetts State (ROCS RR II R 6050) VRDN 3.06%
                                               due 09/01/2022 (a)(b).................................................      5,800,000
                             8,645,000       Massachusetts State Development Finance Agency Revenue
                                               (Bancroft School) VRDN 3.05% due 09/01/2031 (a).......................      8,645,000
                             9,850,000       Massachusetts State Development Finance Agency Revenue
                                               (Cordis Mills LLC) VRDN 2.99% due 12/01/2032 (a)......................      9,850,000
                            10,000,000       Massachusetts State Development Finance Agency Revenue
                                               (Fessenden School) VRDN 3.07% due 08/01/2031 (a)......................     10,000,000
                            14,195,000       Massachusetts State Development Finance Agency Revenue
                                               (Gordon College) VRDN 3.05% due 09/01/2032 (a)........................     14,195,000
                            15,415,000       Massachusetts State Development Finance Agency Revenue
                                               (Groton School) VRDN 3.07% due 03/01/2034 (a).........................     15,415,000
                             4,840,000       Massachusetts State Development Finance Agency Revenue
                                               (Lesley University) VRDN 3.07% due 07/01/2033 (a).....................      4,840,000
                            18,000,000       Massachusetts State Development Finance Agency Revenue
                                               (Massachusetts Electric -- Program IV) CP 3.05%
                                               due 02/09/2006........................................................     18,000,000
                                             Massachusetts State Development Finance Agency Revenue
                                               (Massachusetts Electric Co. -- Series 04) CP:
                            20,000,000         3.19% due 02/01/2006..................................................     20,000,000
                            20,000,000         3.19% due 02/09/2006..................................................     20,000,000
                            13,750,000       Massachusetts State Development Finance Agency Revenue
                                               (Sherburne Common) VRDN 3.02% due 10/01/2035 (a)......................     13,750,000
                            24,460,000       Massachusetts State Development Finance Agency Revenue
                                               (Suffolk University Asset Guaranty) VRDN 3.10%
                                               due 07/01/2032 (a)....................................................     24,460,000
                            10,200,000       Massachusetts State Development Finance Agency Revenue
                                               (Suffolk University -- Series A) VRDN 3.07%
                                               due 07/01/2035 (a)....................................................     10,200,000
                                             Massachusetts State Development Finance Agency Revenue
                                               (Wentworth Institute of Technology) VRDN:
                            17,870,000         3.02% due 10/01/2030 (a)..............................................     17,870,000
                            28,915,000         3.10% due 10/01/2033 (a)..............................................     28,915,000
                             7,860,000       Massachusetts State Health & Educational Facilities Authority
                                               Revenue (The Boston Home Inc. -- Series B) VRDN 3.05%
                                               due 06/01/2032 (a)....................................................      7,860,000
                            18,470,000       Massachusetts State Health & Educational Facilities Authority
                                               Revenue (Floaters -- Series 954) VRDN 3.05%
                                               due 07/01/2024 (a)(b).................................................     18,470,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Massachusetts                                Massachusetts State Industrial Finance Agency Revenue PCR CP:
(continued)               $ 40,000,000         2.95% due 02/13/2006..................................................  $  40,000,000
                            34,000,000         2.95% due 02/21/2006..................................................     34,000,000
                            10,500,000         3.10% due 03/01/2006..................................................     10,500,000
                            20,000,000       Massachusetts State Industrial Finance Agency Revenue PCR
                                               (Groton School Issue -- Series B) VRDN 3.07%
                                               due 03/01/2028 (a)....................................................     20,000,000
                             5,000,000       Massachusetts State School Building Authority Dedicated Sales
                                               Tax Revenue (Series L) VRDN 3.05% due 08/15/2013 (a)..................      5,000,000
                                             Massachusetts State Special Obligation Dedicated Tax Revenue
                                               VRDN:
                            19,800,000         (Eagle 20060006 CL-A) 3.06% due 01/01/2034 (a)(b).....................     19,800,000
                             8,400,000         (Eagle 20060011 CL-A) 3.06% due 01/01/2034 (a)(b).....................      8,400,000
                            14,870,000         (Merlots B-19) 3.05% due 01/01/2028 (a)(b)............................     14,870,000
                            16,400,000       Municipal Securities Trust Certificates -- Massachusetts State Port
                                               Authority SPL Facility VRDN 3.08% due 04/28/2016 (a)(b)...............     16,400,000
                            10,000,000       Pembroke, Massachusetts BAN 4.00% due 08/03/2006........................     10,055,051
                             1,800,000       University of Massachusetts (Building Authority Project Revenue
                                               ROCS RR II R 6016) VRDN 3.06% due 11/01/2015 (a)(b)...................      1,800,000
------------------------------------------------------------------------------------------------------------------------------------
Michigan -- 3.3%            28,000,000       ABN-AMRO Muni Tops -- Detroit Michigan Sewer Revenue
                                               (Series -- 2005-3) VRDN 3.05% due 07/01/2013 (a)(b)...................     28,000,000
                             7,000,000       ABN-AMRO Muni Tops -- Michigan State Building Authority
                                               Revenue (Series -- 2005-33) VRDN 3.05%
                                               due 10/15/2013 (a)(b).................................................      7,000,000
                             6,660,000       Chelsea, Michigan Economic Development Corp. Revenue
                                               (Silver Maples of Chelsea) VRDN 3.08% due 05/15/2028 (a)..............      6,660,000
                             5,745,000       Chippewa Valley, Michigan Schools (Floaters -- Series 1081)
                                               VRDN 3.05% due 05/01/2034 (a)(b)......................................      5,745,000
                             8,515,000       Dearborn, Michigan Economic Development Corp. Revenue
                                               (Henry Ford Village Inc. Project) VRDN 3.08%
                                               due 10/01/2023 (a)....................................................      8,515,000
                            12,040,000       Detroit, Michigan (Merlots -- Series A-115) VRDN 3.06%
                                               due 04/01/2019 (a)(b).................................................     12,040,000
                            18,500,000       Detroit, Michigan City School District (Eagle 720050072 CL-A)
                                               VRDN 3.06% due 05/01/2032 (a)(b)......................................     18,500,000
                                             Detroit, Michigan City School District VRDN:
                            24,180,000         (Merlots -- Series A-17) 3.06% due 05/01/2032 (a)(b)..................     24,180,000
                            40,705,000         (Merlots -- Series A-113) 2.96% due 07/26/2006 (a)(b).................     40,705,000
                             4,160,000         (Putters -- Series 1129) 3.06% due 05/01/2013 (a)(b)..................      4,160,000
                             2,500,000         (Putters -- Series 1140) 3.06% due 05/01/2013 (a)(b)..................      2,500,000
                             2,240,000       Detroit, Michigan Sewer Disposal Revenue VRDN
                                               (Merlots -- Series B-41) 3.06% due 07/01/2026 (a)(b)..................      2,240,000
                                             Detroit, Michigan Sewer Disposal Revenue Municipal Securities
                                               Trust VRDN:
                             1,155,000         (Series 43) 3.06% due 07/01/2028 (a)..................................      1,155,000
                             6,500,000         (Series 53-A) 3.06% due 07/01/2032 (a)................................      6,500,000
                            13,095,000       Detroit Michigan Sewer Disposal Revenue (ROCS RR II R 372)
                                               VRDN 3.06% due 07/01/2022 (a).........................................     13,095,000
                             3,555,000       Detroit Michigan Water Supply System Revenue (Putters --
                                               Series 783) VRDN 3.06% due 01/01/2013 (a).............................      3,555,000
                            23,805,000       Detroit, Michigan Sewer Disposal Revenue (Merlots --
                                               Series B-02) VRDN 3.06% due 07/01/2028 (a)(b).........................     23,805,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Michigan                  $  5,330,000       Dickinson County, Michigan Economic Development Corp.
(continued)                                    (ROCS RR II R 439-CE) VRDN 3.08%
                                               due 06/01/2016 (a)(b).................................................  $   5,330,000
                            25,665,000       Eastern Michigan University Revenue DDN 3.07%
                                               due 06/01/2027 (a)....................................................     25,665,000
                             8,500,000       Eclipse Funding Trust (Series 2006-0001) VRDN 3.05%
                                               due 05/01/2013 (a)(b).................................................      8,500,000
                            35,000,000       Michigan Municipal (Series B-2) BAN 4.00% due 08/18/2006................     35,199,142
                            12,500,000       Michigan Municipal (Series C) BAN 4.25% due 08/18/2006..................     12,580,234
                            14,975,000       Michigan State Higher Educational Facilities Authority Revenue
                                               (Ave Maria School of Law Project) VRDN 3.08%
                                               due 08/01/2026 (a)....................................................     14,975,000
                            15,000,000       Michigan State Hospital Finance Authority Revenue
                                               (Crittenton -- Series A) VRDN 3.07% due 03/01/2030 (a)................     15,000,000
                            12,995,000       Michigan State Hospital Finance Authority Revenue
                                               (Merlots -- Series K) VRDN 3.06% due 11/15/2023 (a)(b)................     12,995,000
                                             Michigan State Hospital Finance Authority Revenue
                                               (Trinity Health) DDN:
                            18,400,000         (Series F) 3.09% due 11/01/2018 (a)...................................     18,400,000
                            26,500,000         (Series H) 3.09% due 11/01/2040 (a)...................................     26,500,000
                             4,230,000       Michigan State Strategic Fund Limited Obligation Revenue
                                               (Weller Truck Parts Project) VRDN 3.19% due 10/01/2029 (a)............      4,230,000
                             3,400,000       Michigan State Strategic Fund Limited Obligation Revenue
                                               (AVL North America Inc. Project) VRDN 3.24%
                                               due 04/01/2011 (a)....................................................      3,400,000
                             6,000,000       Michigan State Strategic Fund Limited Obligation Revenue
                                               (Sur-Flo Plastics Inc. Project) VRDN 3.19% due 08/01/2025 (a).........      6,000,000
                                             Michigan State Strategic Fund Limited Obligation Revenue
                                               (Detroit Symphony) DDN:
                            23,455,000         (Series A) 3.07% due 06/01/2031 (a)...................................     23,455,000
                            10,550,000         (Series B) 3.07% due 06/01/2031 (a)...................................     10,550,000
                             4,250,000       Michigan State Strategic Fund Limited Obligation Revenue
                                               (Dow Chemical Project) CP 3.27% due 02/02/2006........................      4,250,000
                            10,665,000       Michigan State Trunk Line Fund (Eagle 720050042 CL-A)
                                               VRDN 3.06% due 11/01/2021 (a)(b)......................................     10,665,000
                             7,600,000       Municipal Securities Trust Certificates (Class A -- Series
                                               2001-166 Detroit Michigan Sewer Disposal Revenue)
                                               VRDN 3.07% due 12/15/2021 (a)(b)......................................      7,600,000
                            15,965,000       Northern Michigan University Revenue DDN 3.07%
                                               due 06/01/2031 (a)....................................................     15,965,000
                             8,425,000       Oakland County, Michigan Economic Development Corp.
                                               Limited Obligation Revenue (Pontiac Vision Schools Project)
                                               VRDN 3.08% due 08/01/2020 (a).........................................      8,425,000
                             3,910,000       Oakland County, Michigan Economic Development Corp.
                                               Limited Obligation Revenue (Su Dan Co. Project)
                                               VRDN 3.19% due 07/01/2024 (a).........................................      3,910,000
                             5,765,000       Oakland University, Michigan Revenue (ROCS RR II R 2154)
                                               VRDN 3.05% due 05/15/2022 (a)(b)......................................      5,765,000
                             2,670,000       Southfield Michigan Library Building Authority
                                               (ROCS RR II R 7521) VRDN 3.06% due 05/01/2023 (a)(b)..................      2,670,000
                             4,290,000       Sturgis, Michigan Public School District (Putters -- Series 728)
                                               VRDN 3.06% due 11/01/2012 (a)(b)......................................      4,290,000
                             6,600,000       Wayne County, Michigan Airport Authority Revenue
                                               (Eagle 720053029 CL-A) VRDN 3.10% due 12/01/2034 (a)(b)...............      6,600,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Michigan                  $ 11,725,000       Wayne County, Michigan Airport Authority Revenue
(continued)                                    (ROCS RR II R 353) VRDN 3.10% due 12/01/2017 (a)(b)...................  $  11,725,000
------------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 1.7%           10,000,000       Dakota County, Minnesota Community Development
                                               Agency M/F Housing Revenue (Brentwood Hills Apartments
                                               Project -- Series A) DDN 3.17% due 09/01/2038 (a).....................     10,000,000
                            19,100,000       Dakota County, Minnesota Community Development
                                               Agency M/F Housing Revenue (Regatta Commons
                                               Project -- Series A) DDN 3.17% due 01/01/2038 (a).....................     19,100,000
                            17,467,500       Duluth, Minnesota EDA Health Care Facilities Revenue
                                               (Floaters -- Series 895) VRDN 3.05% due 02/15/2020 (a)................     17,467,500
                             2,800,000       Hennepin County, Minnesota Housing and Redevelopment
                                               Authority M/F Revenue (Stone Arch Apartments Project)
                                               VRDN 3.09% due 04/15/2035 (a).........................................      2,800,000
                             2,500,000       Minneapolis, Minnesota Revenue (Minnehaha Academy
                                               Project) DDN 3.17% due 05/01/2026 (a).................................      2,500,000
                            10,000,000       Minnesota Rural Water Finance Authority (Public Project)
                                               BAN 4.25% due 09/15/2006..............................................     10,072,320
                             2,160,000       Minnesota State (ROCS RR II R 4065) VRDN 3.06%
                                               due 08/01/2023 (a)(b).................................................      2,160,000
                             3,025,000       Minneapolis & St. Paul Minnesota Airport Revenue
                                               (Putters -- Series 941) VRDN 3.09% due 01/01/2011 (a)(b)..............      3,025,000
                            23,619,000       Minneapolis & St. Paul Minnesota Airport Revenue
                                               (Series A) CP 3.18% due 02/14/2006....................................     23,619,000
                                             Rochester, Minnesota Health Care Facilities (Mayo Foundation) CP:
                            11,100,000         (Series C) 3.18% due 02/09/2006.......................................     11,100,000
                            20,000,000         (Series 00-A) 3.16% due 03/09/2006....................................     20,000,000
                            19,000,000         (Series 00-B) 3.20% due 03/09/2006....................................     19,000,000
                            34,000,000         (Series 00-C) 3.18% due 02/09/2006....................................     34,000,000
                            31,400,000         (Series 01-A) 3.20% due 03/09/2006....................................     31,400,000
                            18,750,000         (Series 01-B) 3.18% due 02/09/2006....................................     18,750,000
                             5,000,000         (Series 01-D) 3.20% due 03/09/2006....................................      5,000,000
                             4,100,000         (Series 88-E) 3.18% due 02/09/2006....................................      4,100,000
                             5,000,000         (Series 88-F) 3.16% due 03/09/2006....................................      5,000,000
                            16,555,000       University of Minnesota (Series A) VRDN 3.08%
                                               due 01/01/2034 (a)....................................................     16,555,000
------------------------------------------------------------------------------------------------------------------------------------
Mississippi -- 1.0%         10,000,000       Mississippi Business Finance Corp. Solid Waste Disposal Revenue
                                               (Mississippi Power Co. Project) DDN 3.17%
                                               due 05/01/2028 (a)....................................................     10,000,000
                            13,000,000       Mississippi Development Bank Special Obligation (East
                                               Mississippi Correction Facility -- Series A) VRDN 3.02%
                                               due 08/01/2017 (a)....................................................     13,000,000
                            14,665,000       Mississippi Development Bank Special Obligation (Loan
                                               Program -- Desoto County) VRDN 3.05% due 11/01/2022 (a)...............     14,665,000
                             6,905,000       Mississippi Development Bank Special Obligation
                                               (ROCS RR II R 6051) VRDN 3.06% due 01/01/2022 (a)(b)..................      6,905,000
                            12,500,000       Mississippi Home Corp. Lease Purchase Revenue VRDN 3.12%
                                               due 10/01/2007 (a)....................................................     12,500,000
                            73,960,000       Mississippi Home Corp. S/F Revenue (Floaters -- Series 989)
                                               VRDN 3.15% due 12/01/2008 (a)(b)......................................     73,960,000
                                             Mississippi Hospital Equipment Facilities (Mississippi Health
                                               Services 97 -- Series 1) CP:
                             2,700,000         3.10% due 02/08/2006..................................................      2,700,000
                            15,388,000         3.20% due 02/08/2006..................................................     15,388,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Missouri -- 1.4%          $  3,600,000       Jackson County, Missouri IDA Health Facilities Revenue (Kansas
                                               City Hospice) VRDN 3.09% due 01/01/2030 (a)...........................  $   3,600,000
                            32,100,000       Missouri Higher Educational Loan Authority (Student Loan
                                               Revenue -- Series B) VRDN 3.09% due 06/01/2020 (a)....................     32,100,000
                            14,400,000       Missouri State Development Finance Board Lease Revenue
                                               (Missouri Associate Municipal Utilities Lease) DDN 3.12%
                                               due 06/01/2033 (a)....................................................     14,400,000
                             7,620,000       Missouri State Housing Development Community S/F Mortgage
                                               Revenue (Series A) FXRDN 4.28% due 05/15/2006.........................      7,620,000
                            32,770,000       Missouri State Health & Higher Educational Facilities Authority
                                               Revenue (Bethesda Health Group -- Series A) DDN 3.12%
                                               due 08/01/2031 (a)....................................................     32,770,000
                            25,900,000       Missouri State Health & Higher Educational Facilities Authority
                                               Revenue (Christian Brothers -- Series A) DDN 3.12%
                                               due 10/01/2032 (a)....................................................     25,900,000
                             5,400,000       Missouri State Health & Higher Educational Facilities Authority
                                               Revenue (De Smet Jesuit High School) DDN 3.12%
                                               due 11/01/2027 (a)....................................................      5,400,000
                             6,800,000       Missouri State Health & Higher Educational Facilities Authority
                                               Revenue (Drury College) DDN 3.12% due 08/15/2024 (a)..................      6,800,000
                            15,380,000       Missouri State Health & Higher Educational Facilities Authority
                                               Revenue (Louis University -- Series A) DDN 3.12%
                                               due 10/01/2016 (a)....................................................     15,380,000
                                             Missouri State Health & Higher Educational Facilities Authority
                                               Revenue (Pooled Hospital Loan Program) VRDN:
                             3,865,000         (Series B) 3.12% due 08/01/2029 (a)...................................      3,865,000
                             3,500,000         (Series C) 3.12% due 08/01/2034 (a)...................................      3,500,000
                             8,925,000       Missouri State Health & Educational Facilities Authority Revenue
                                               (Pooled Hospital -- Series B) VRDN 3.12% due 08/01/2029 (a)...........      8,925,000
                             7,395,000       Missouri State Health & Educational Facilities Authority Revenue
                                               (Ranken Tech College) DDN 3.12% due 11/15/2017 (a)....................      7,395,000
                             3,060,000       Missouri State Health & Educational Facilities Authority Revenue
                                               (Saint Louis University) DDN 3.12% due 07/01/2032 (a).................      3,060,000
                            21,235,000       Missouri State Health & Educational Facilities Authority Revenue
                                               (Saint Louis University -- Series B) DDN 3.12%
                                               due 10/01/2024 (a)....................................................     21,235,000
                             4,300,000       Saint Charles County, Missouri IDA M/F Revenue (Peine Lakes
                                               Apartments Project) VRDN 3.08% due 02/01/2039 (a).....................      4,300,000
                                             Saint Louis County, Missouri IDA M/F Housing Revenue (Metro
                                               Lofts Apartments) VRDN:
                            14,160,000         (Series A) 3.06% due 07/01/2021 (a)...................................     14,160,000
                             4,050,000         (Series C) 3.10% due 09/15/2036 (a)...................................      4,050,000
                               875,000       Sikeston, Missouri IDA Revenue (Heritage American Homes
                                               LP/North Ridge Homes Inc. Project) VRDN 3.17%
                                               due 07/01/2009 (a)....................................................        875,000
------------------------------------------------------------------------------------------------------------------------------------
Montana -- 0.1%             10,725,000       Helena, Montana Higher Educational Revenue (Carroll
                                               College Campus Housing) DDN 3.12% due 10/01/2032 (a)..................     10,725,000
                             9,250,000       Montana State Board Investment Municipal Finance FXRDN
                                               2.60% due 03/01/2006..................................................      9,250,000
------------------------------------------------------------------------------------------------------------------------------------
Nebraska -- 0.4%            15,000,000       Lincoln, Nebraska Electric System Revenue (Series CC)
                                               VRDN 3.06% due 09/10/2013 (a).........................................     15,000,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Nebraska                                     Nebraska Public Power District Revenue VRDN:
(continued)               $  3,235,000         (Eagle 2004-0014) 3.06% due 01/01/2035 (a)(b).........................  $   3,235,000
                             3,335,000         (Eagle 2004-0016) 3.06% due 01/01/2035 (a)(b).........................      3,335,000
                            21,800,000       Omaha Public Power District Nebraska Electric Revenue CP
                                               3.10% due 02/10/2006..................................................     21,800,000
                             7,590,000       Omaha Public Power District Nebraska Separate Electric Revenue
                                               (Floaters -- Series NN) VRDN 3.06% due 11/29/2013 (a)(b)..............      7,590,000
                            10,005,000       Scotts Bluff County, Nebraska Hospital Authority Revenue
                                               (Regional West Medical Center) VRDN 3.08%
                                               due 12/01/2028 (a)....................................................     10,005,000
------------------------------------------------------------------------------------------------------------------------------------
Nevada -- 0.8%               5,945,000       Clark County, Nevada (ROCS RR II R 1035) VRDN 3.06%
                                               due 06/01/2021 (a)(b).................................................      5,945,000
                             3,220,000       Clark County, Nevada School District (Floaters -- Series 1112)
                                               VRDN 3.05% due 06/15/2013 (a)(b)......................................      3,220,000
                             5,865,000       Clark County, Nevada School District (Merlots -- Series B-02)
                                               VRDN 3.06% due 06/15/2019 (a)(b)......................................      5,865,000
                            17,465,000       Clark County, Nevada School District (Putters -- Series 1157)
                                               VRDN 3.06% due 06/15/2013 (a)(b)......................................     17,465,000
                            13,165,000       Clark County, Nevada School District (ROCS RR II R 7018)
                                               VRDN 3.06% due 06/15/2020 (a)(b)......................................     13,165,000
                             7,150,000       Director State, Nevada Business & Industry Solid Waste Disposal
                                               Revenue (Republic Service Inc. Project) VRDN 3.30%
                                               due 12/01/2034 (a)....................................................      7,150,000
                            11,290,000       Eagle Tax-Exempt Trust -- Clark County, Nevada School District
                                               (Series 962804) VRDN 3.06% due 06/15/2015 (a)(b)......................     11,290,000
                             6,890,000       Eclipse Funding Trust (2006-0012 Solar) Clark County, Nevada
                                               School District VRDN 3.05% due 12/15/2013 (a)(b)......................      6,890,000
                             8,430,000       Henderson, Nevada (ROCS RR II R 489) VRDN 3.06%
                                               due 06/01/2035 (a)(b).................................................      8,430,000
                             8,355,000       Las Vegas, Nevada Convention & Visitors Authority Revenue
                                               (Putters -- Series 802) VRDN 3.06% due 01/01/2013 (a)(b)..............      8,355,000
                             9,965,000       Las Vegas Valley, Nevada Water District (Merlots -- B-10)
                                               VRDN 3.06% due 06/01/2024 (a)(b)......................................      9,965,000
                             5,295,000       Nevada System Higher Educational University Revenue
                                               (Putters -- Series 1134) VRDN 3.06% due 07/01/2013 (a)(b).............      5,295,000
                            16,855,000       Truckee Meadows, Nevada Water Authority Revenue
                                               (Municipal Security Trust Receipts -- Series SGA-137)
                                               VRDN 3.07% due 07/01/2030 (a)(b)......................................     16,855,000
                             5,260,000       University of Nevada Revenue (Putters -- Series 929)
                                               VRDN 3.06% due 01/01/2013 (a)(b)......................................      5,260,000
------------------------------------------------------------------------------------------------------------------------------------
New Hampshire -- 0.8%       11,000,000       New Hampshire Health & Educational Facilities Authority
                                               Revenue (Floaters -- Series 866) VRDN 3.05%
                                               due 08/15/2021 (a)(b).................................................     11,000,000
                             7,000,000       New Hampshire Health & Educational Facilities Authority
                                               Revenue (New Hampshire Institute of Art) VRDN 3.07%
                                               due 10/01/2035 (a)....................................................      7,000,000
                             5,138,500       New Hampshire Higher Educational & Health Facilities
                                               Authority Revenue (Floaters -- Series 772) VRDN 3.05%
                                               due 01/01/2017 (a)(b).................................................      5,138,500
                             9,890,000       New Hampshire Higher Educational & Health Facilities
                                               Authority Revenue (Wentworth Douglass Hospital
                                               Radianassurance) DDN 3.17% due 01/01/2031 (a).........................      9,890,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
New Hampshire                                New Hampshire State Business Finance Authority PCR
(continued)                                    (NEPCO) CP:
                          $ 35,850,000         3.10% due 02/10/2006..................................................  $  35,850,000
                            46,000,000         3.00% due 02/10/2006..................................................     46,000,000
                             3,360,000       New Hampshire State Business Finance Authority Industrial
                                               Facilities Revenue (Wiggins Airways Inc.) VRDN 3.09%
                                               due 12/01/2033 (a)....................................................      3,360,000
------------------------------------------------------------------------------------------------------------------------------------
New Jersey-- 0.4%           49,475,000       Garden State Preservation Trust, New Jersey Open Space &
                                               Farmland (Merlots -- Series A-46) VRDN 3.05%
                                               due 11/01/2028 (a)(b).................................................     49,475,000
                            11,325,000       New Jersey State Transportation Trust Fund Authority
                                               (Eagle 720050001 CL-A) VRDN 3.06% due 12/15/2021 (a)(b)...............     11,325,000
------------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.7%           5,160,000       Bernalillo County, New Mexico Gross Receipts Tax Revenue
                                               (Macon Trusts) VRDN 3.06% due 04/01/2027 (a)(b).......................      5,160,000
                            31,750,000       Hurley, New Mexico PCR (Kennecott Sante Fe) DDN 3.08%
                                               due 12/01/2015 (a)....................................................     31,750,000
                            70,627,220       New Mexico Mortgage Finance Authority S/F FXRDN
                                               4.39% due 03/01/2006..................................................     70,627,220
------------------------------------------------------------------------------------------------------------------------------------
New York -- 5.3%            25,000,000       Eagle Tax-Exempt Trust -- Metro Transportation Authority
                                               New York  VRDN 3.06% due 11/15/2022 (a)(b)............................     25,000,000
                             9,150,000       Eclipse Funding Trust (2006-0004) Solar Eclipse, New York
                                               Convention Center Development Revenue VRDN 3.04%
                                               due 11/15/2013 (a)(b).................................................      9,150,000
                             9,255,000       Long Island Power Authority, New York Electric System Revenue
                                               (Floaters -- Series 822) VRDN 3.04% due 09/01/2029 (a)(b).............      9,255,000
                                             Metropolitan Transportation Authority, New York Revenue VRDN:
                            23,405,000         (Eagle 720050066 CL-A) 3.06% due 11/15/2015 (a)(b)....................     23,405,000
                            21,780,000         (Eagle 20060015 CL-A) 3.06% due 11/15/2035 (a)(b).....................     21,780,000
                            60,380,000       Metropolitan Transportation Authority, New York Revenue
                                               (Floaters -- Series 823-D) VRDN 3.04% due 11/15/2023 (a)(b)...........     60,380,000
                                             Metropolitan Transportation Authority, New York Revenue VRDN:
                            11,525,000         (Merlots -- Series C-18) 3.05% due 11/15/2030 (a)(b)..................     11,525,000
                            11,165,000         (Merlots -- Series F) 3.05% due 07/01/2029 (a)(b).....................     11,165,000
                            78,100,000       New York Convention Center Development Corp. (New York
                                               Revenue -- Eagle 720050081 CL-A) VRDN 3.06%
                                               due 11/15/2044 (a)(b).................................................     78,100,000
                            35,000,000       New York, New York (ROCS RR II R 251) VRDN 3.09%
                                               due 12/15/2019 (a)(b).................................................     35,000,000
                            40,000,000       New York, New York City IDA Revenue Liberty (1 Bryant Park
                                               LLC -- Series A) VRDN 3.07% due 11/01/2039 (a)........................     40,000,000
                           199,750,000       New York, New York City IDA Revenue Liberty (1 Bryant Park
                                               LLC -- Series B) DDN 3.10% due 11/01/2039 (a).........................    199,750,000
                            38,400,000       New York, New York City Municipal Water Finance Authority
                                               Revenue (Series 6) CP 3.10% due 02/01/2006............................     38,400,000
                             3,995,000       New York, New York City Municipal Water Finance Authority
                                               Water & Sewer System Revenue (Floaters -- Series 1100)
                                               VRDN 3.04% due 06/15/2036 (a)(b)......................................      3,995,000
                            34,000,000       New York, New York City Municipal Water Finance Authority
                                               Water & Sewer System Revenue (Municipal Securities Trust
                                               Receipts -- SGB 27) VRDN 3.06% due 06/15/2024 (a)(b)..................     34,000,000
                                             New York State Dorm Authority Revenue VRDN:
                            57,265,000         (Merlots -- Series A-56) 3.05% due 11/15/2029 (a)(b)..................     57,265,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
New York                  $ 17,835,000         (Merlots -- Series B-02) 3.05% due 03/15/2026 (a)(b)..................  $  17,835,000
(continued)                 10,000,000         (Merlots -- Series G) 3.05% due 05/15/2029 (a)(b).....................     10,000,000
                            30,850,000       New York State Power Authority (Series 2) CP 3.17%
                                               due 02/15/2006........................................................     30,850,000
                            12,931,000       New York State Power Authority CP 3.14%
                                               due 03/07/2006........................................................     12,931,000
                            32,070,000       New York State Thruway & Highway Authority (Eagle
                                               720050079 CL-A) VRDN 3.06% due 04/01/2015 (a)(b)......................     32,070,000
                            22,785,000       New York State Thruway & Highway Authority (ROCS RR II
                                               R 6046) VRDN 3.06% due 04/01/2019 (a)(b)..............................     22,785,000
                            32,975,000       New York, New York City Transitional Finance Authority
                                               Revenue (Merlots A-40) VRDN 3.05% due 11/01/2026 (a)(b)...............     32,975,000
------------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 0.5%       3,300,000       Halifax County, North Carolina PCR (Westmoreland)
                                               DDN 3.12% due 12/01/2019 (a)..........................................      3,300,000
                             9,900,000       North Carolina Eastern Municipal Power Agency & System
                                               Revenue (Merlots -- Series A-22) VRDN 3.06%
                                               due 01/01/2024 (a)(b).................................................      9,900,000
                            14,275,000       North Carolina Medical Care Community Retirement Revenue
                                               (Adult Community Services -- Series B) DDN 3.10%
                                               due 11/15/2009 (a)....................................................     14,275,000
                            24,370,000       North Carolina Medical Care Community Health Care Facilities
                                               Revenue (Carol Woods Project) DDN 3.10%
                                               due 04/01/2031 (a)....................................................     24,370,000
                            23,460,000       North Carolina State (Eagle 72005021 CL-A) VRDN 3.06%
                                               due 03/01/2020 (a)(b).................................................     23,460,000
------------------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.2%        32,435,000       Ward County, North Dakota Health Care Facilities Revenue
                                               (Trinity Obligation Group -- Series A) DDN 3.12%
                                               due 07/01/2029 (a)....................................................     32,435,000
------------------------------------------------------------------------------------------------------------------------------------
Ohio -- 4.3%                 8,000,000       ABN-AMRO Muni Tops -- Cincinnati Ohio City School District
                                               (Series 2003-34) VRDN 3.05% due 12/01/2011 (a)(b).....................      8,000,000
                             5,035,000       ABN-AMRO Muni Tops -- University of Cincinnati Ohio
                                               General Receipts (Series 2004-04) VRDN 3.05%
                                               due 06/01/2012 (a)(b).................................................      5,035,000
                             4,995,000       ABN-AMRO Muni Tops -- Certificates Trust (Series 2004-23)
                                               VRDN 3.05% due 12/01/2011 (a)(b)......................................      4,995,000
                             1,705,000       Barberton, Ohio BAN 4.00% due 04/12/2006................................      1,708,816
                             5,000,000       Cincinnati, Ohio City School District (Series 2004-34)
                                               VRDN 3.06% due 12/01/2031 (a)(b)......................................      5,000,000
                             4,405,000       Cincinnati, Ohio City School District (Series 682) VRDN 3.06%
                                               due 12/01/2011 (a)(b).................................................      4,405,000
                             5,000,000       Cleveland-Cuyahoga County, Ohio Port Authority Cultural
                                               Facilities Revenue (Playhouse Square Foundation Project)
                                               VRDN 3.03% due 11/15/2034 (a).........................................      5,000,000
                             9,000,000       Clinton County, Ohio Hospital Revenue (McCullough-Hydro
                                               Project -- Series B-1) VRDN 3.01% due 11/01/2020 (a)..................      9,000,000
                             8,685,000       Clinton County, Ohio Hospital Revenue (Series D-1)
                                               VRDN 3.01% due 12/01/2015 (a).........................................      8,685,000
                             5,205,000       Columbia, Ohio City School District (ROCS RR II R 2128)
                                               VRDN 3.06% due 12/01/2021 (a)(b)......................................      5,205,000
                             4,175,000       Cuyahoga County, Ohio Civic Facilities Revenue Center for
                                               Families & Children VRDN 3.10% due 06/01/2024 (a).....................      4,175,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Ohio                      $  9,635,000       Cuyahoga County, Ohio Hospital Facilities Revenue (Jennings
(continued)                                    Center) VRDN 3.09% due 11/01/2023 (a).................................   $  9,635,000
                            22,230,000       Cuyahoga County, Ohio Hospital Facilities Revenue (Metrohealth
                                               System Project) VRDN 3.07% due 03/01/2033 (a).........................     22,230,000
                             4,800,000       Cuyahoga County, Ohio Hospital Facilities Revenue (Sisters of
                                               Charity Health System) VRDN 3.06% due 11/01/2030 (a)..................      4,800,000
                             2,045,000       Cuyahoga County, Ohio M/F Revenue (St. Vitus Village
                                               Apartments Project) VRDN 3.10% due 06/01/2022 (a).....................      2,045,000
                                             Cuyahoga County, Ohio Revenue (Cleveland Clinic) DDN:
                            31,500,000         (Series B-1) 3.12% due 01/01/2039 (a).................................     31,500,000
                            12,500,000         (Series B-3) 3.12% due 01/01/2039 (a).................................     12,500,000
                            13,100,000       Cuyahoga Falls, Ohio BAN 4.25% due 12/14/2006...........................     13,198,670
                             4,655,000       Deerfield Township, Ohio (Tax Increment Revenue -- Series B)
                                               VRDN 3.04% due 12/01/2022 (a).........................................      4,655,000
                             3,070,000       Dover, Ohio BAN 3.75% due 04/06/2006....................................      3,075,236
                             2,800,000       Dover, Ohio Municipal Electric Systems BAN 4.50%
                                               due 01/11/2007........................................................      2,828,049
                            15,000,000       Eagle Tax-Exempt Trust -- Cleveland Water (Series 983501)
                                               VRDN 3.06% due 01/01/2025 (a)(b)......................................     15,000,000
                            22,065,000       Eagle Tax-Exempt Trust -- Ohio State Turnpike Revenue
                                               (Series 983502) VRDN 3.06% due 02/15/2020 (a)(b)......................     22,065,000
                             8,050,000       Franklin County, Ohio Hospital Revenue (Children's Hospital)
                                               VRDN 3.03% due 11/01/2025 (a).........................................      8,050,000
                            10,305,000       Franklin County, Ohio Hospital Revenue (Children's Hospital
                                               Project Ambac) VRDN 3.03% due 11/01/2033 (a)..........................     10,305,000
                             4,160,000       Franklin County, Ohio M/F Revenue (Community Housing
                                               Network) VRDN 3.10% due 03/01/2027 (a)................................      4,160,000
                            32,210,000       Gallia County, Ohio Local School District BAN 4.50%
                                               due 06/15/2006........................................................     32,341,431
                             5,000,000       Geauga County, Ohio BAN 4.00% due 08/29/2006............................      5,027,771
                             6,745,000       Geauga County, Ohio Revenue (Sisters of Notre Dame Project)
                                               VRDN 3.10% due 08/01/2016 (a).........................................      6,745,000
                            20,190,000       Greene County, Ohio Sewer System Revenue (ROCS RR II R 347)
                                               VRDN 3.06% due 12/01/2025 (a).........................................     20,190,000
                             2,600,000       Hamilton County, Ohio EDR (The General Protestant)
                                               VRDN 3.09% due 12/01/2017 (a).........................................      2,600,000
                            11,570,000       Hamilton County, Ohio Student Housing Revenue (Block 3
                                               Project) VRDN 3.07% due 08/01/2036 (a)................................     11,570,000
                            20,305,000       Hamilton County, Ohio Student Housing Revenue (Stratford
                                               Heights Project) VRDN 3.07% due 08/01/2036 (a)........................     20,305,000
                             1,150,000       Hamilton County, Ohio Waste Water System BAN 4.25%
                                               due 01/25/2007........................................................      1,158,722
                             4,525,000       Henry County, Ohio BAN 3.25% due 03/23/2006.............................      4,529,227
                             7,500,000       Huron County, Ohio Hospital Facilities Revenue (Norwalk Area
                                               Health System) VRDN 3.04% due 12/01/2027 (a)..........................      7,500,000
                             9,935,000       Jackson, Ohio Hospital Facilities Revenue (Health System Inc.
                                               Radianassurance) VRDN 3.08% due 10/01/2029 (a)........................      9,935,000
                             4,120,000       Licking County, Ohio IDR (Renosol Corp. Project) VRDN
                                               3.19% due 06/01/2030 (a)..............................................      4,120,000
                             2,500,000       Marysville, Ohio School Distric BAN 4.00% due 05/25/2006................      2,506,032
                            21,500,000       Marysville, Ohio Waterwater Treatment System Revenue
                                               BAN 4.50% due 12/21/2006..............................................     21,706,046
                             1,600,000       Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project)
                                               VRDN 3.13% due 08/01/2017 (a).........................................      1,600,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Ohio                      $ 10,975,000       Middleburg Heights, Ohio Hospital Revenue (Southwest General
(continued)                                    Health) VRDN 3.05% due 08/15/2022 (a).................................  $ 10,975,000
                             1,265,000       Montgomery County, Ohio EDR (Benjamin & Marian Project --
                                               Series A) VRDN 3.10% due 04/01/2011 (a)...............................     1,265,000
                                             Montgomery County, Ohio Health Revenue (Miami Valley
                                               Hospital -- Series 1998-B) CP:
                            50,000,000         3.22% due 05/03/2006..................................................     50,000,000
                            50,000,000         3.22% due 05/05/2006..................................................     50,000,000
                            44,750,000       Montgomery County, Ohio Health Revenue (Miami Valley
                                               Hospital -- Series 1998-A) DDN 3.07% due 11/15/2022 (a)...............     44,750,000
                            14,400,000       Municipal Securities Trust Certificates (Class A -- Series 104)
                                               VRDN 3.07% due 11/14/2017 (a)(b)......................................     14,400,000
                             8,236,000       New Albany, Ohio BAN 4.50% due 12/14/2006...............................      8,311,796
                             3,000,000       North Canton, Ohio Water System BAN 3.25% due 02/15/2006................      3,000,785
                             1,300,000       Ohio State Air Quality Development Authority Revenue
                                               (Cincinnati Gas & Electric -- Series B) VRDN 3.23%
                                               due 09/01/2030 (a)....................................................      1,300,000
                             8,120,000       Ohio State Air Quality Development Authority Revenue
                                               (ROCS RR II R 418) VRDN 3.06% due 01/01/2034 (a)(b)...................      8,120,000
                                             Ohio State Building Authority VRDN:
                             3,190,000         (Putters -- Series 790) 3.06% due 10/01/2012 (a)(b)...................      3,190,000
                             4,440,000         (Putters -- Series 919) 3.06% due 04/01/2013 (a)(b)...................      4,440,000
                             7,320,000       Ohio State EDR (Goodwill Industrial Miami Valley Project)
                                               VRDN 3.06% due 06/01/2023 (a).........................................      7,320,000
                             3,945,000       Ohio State Higher Educational Facilities Revenue (Ashland
                                               University Project) VRDN 3.32% due 09/01/2024 (a).....................      3,945,000
                             3,300,000       Ohio State Solid Waste Revenue (Republic Services Inc. Project)
                                               VRDN 3.32% due 11/01/2035 (a).........................................      3,300,000
                             1,260,000       Ottawa County, Ohio IDR (Adrian Sand & Stone Inc. Project)
                                               VRDN 3.15% due 10/01/2008 (a).........................................      1,260,000
                             1,975,000       Painesville, Ohio (Series 2005-1) BAN 3.25% due 03/23/2006..............      1,976,712
                             7,180,000       Port Authority of Columbiana County, Ohio IDR (GEI of
                                               Columbiana Inc. Project) VRDN 3.15% due 06/01/2022 (a)................      7,180,000
                             2,370,000       Princeton, Ohio City School District (Series 50-A)
                                               VRDN 3.06% due 12/01/2030 (a).........................................      2,370,000
                             6,175,000       Richland County, Ohio Revenue (Mansfield Area YMCA Project)
                                               VRDN 3.10% due 11/01/2019 (a).........................................      6,175,000
                             8,815,000       Salem, Ohio Civic Facilities Revenue (Salem Community Center
                                               Inc. Project) VRDN 3.10% due 06/01/2027 (a)...........................      8,815,000
                             3,445,000       Shaker Heights, Ohio BAN 4.50% due 12/08/2006...........................      3,476,102
                                             South Lebanon Village, Ohio M/F Revenue (Housing -- Pedcor
                                               Invests -- Cedars) VRDN:
                             7,700,000         (Series A) 3.25% due 09/01/2038 (a)...................................      7,700,000
                             1,100,000         (Series B) 3.10% due 09/01/2038 (a)...................................      1,100,000
                            10,690,000       Toledo, Ohio BAN 4.00% due 05/25/2006...................................     10,720,672
                            10,000,000       University of Toledo, Ohio General Receipts DDN 3.07%
                                               due 06/01/2032 (a)....................................................     10,000,000
                             5,260,000       Washington Court House Ohio City School District (Putters --
                                               Series 1100) VRDN 3.06% due 06/01/2013 (a)(b).........................      5,260,000
                             3,735,000       Willoughby, Ohio IDR (Kennedy Group Inc. Project)
                                               VRDN 3.15% due 09/01/2018 (a).........................................      3,735,000
                             1,470,000       Wood County, Ohio IDR (GHT Property Management LLC
                                               Project) VRDN 3.17% due 08/01/2019 (a)................................      1,470,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Ohio                      $  1,855,000       Wood County, Ohio IDR (TL INDS & AMPP Inc. Project)
(continued)                                    VRDN 3.15% due 05/01/2011 (a).........................................  $   1,855,000
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.9%                             Cleveland County, Oklahoma Development Authority S/F Revenue
                                               FXRDN:
                             1,965,000         4.26% due 05/25/2006..................................................      1,965,000
                             4,185,000         4.35% due 04/25/2006..................................................      4,185,000
                                             Comanche County, Oklahoma Home Finance S/F Revenue Notes
                                               (Series A) FXRDN:
                            20,003,895         4.37% due 04/03/2006..................................................     20,003,895
                             3,584,274         3.76% due 05/01/2006..................................................      3,584,274
                             2,600,000       Oklahoma City, Oklahoma (Putters -- Series 743) VRDN 3.06%
                                               due 03/01/2013 (a)(b).................................................      2,600,000
                             9,000,000       Oklahoma Development Finance Authority Revenue (Conoco
                                               Phillips Co. Project) FXRDN 3.45% due 12/01/2006......................      9,000,000
                            19,205,000       Oklahoma Development Finance Authority Revenue (Inverness
                                               Village -- Continuing Care Retirement -- Series C)
                                               DDN 3.12% due 02/01/2012 (a)..........................................     19,205,000
                                             Oklahoma County, Oklahoma Home Finance Authority S/F
                                               Mortgage Revenue FXRDN:
                            40,662,050         (Series A) 4.42% due 05/01/2006.......................................     40,662,050
                             9,647,327         (Series D) 4.39% due 08/31/2006.......................................      9,647,327
                            14,746,000       Oklahoma Housing Finance Agency S/F Revenue FXRDN 3.73%
                                               due 08/31/2006........................................................     14,746,000
                             9,000,000       Payne County, Oklahoma EDA Student Housing Revenue (Student
                                               Project -- Series B) VRDN 3.05% due 07/01/2037 (a)....................      9,000,000
                             3,000,000       Tulsa County, Oklahoma Home Finance Authority S/F Mortgage
                                               Revenue (Floaters -- Series 1068) VRDN 3.09%
                                               due 12/01/2038 (a)(b).................................................      3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Oregon -- 0.8%              10,000,000       ABN-AMRO Muni Tops -- Portland, Oregon (Series 2001-4)
                                               VRDN 3.05% due 06/01/2009 (a)(b)......................................     10,000,000
                            10,000,000       Clackamas County, Oregon Hospital Facilities Authority
                                               Revenue (Senior Living Facilities -- Mary's Woods)
                                               VRDN 3.05% due 11/01/2029 (a).........................................     10,000,000
                             8,085,000       Multnomah County, Oregon Hospital Facilities Authority
                                               Revenue (Holladay Park Plaza Revenue Project) DDN 3.10%
                                               due 11/15/2033 (a)....................................................      8,085,000
                             2,775,000       Oregon State (ROCS RR II R 6001) VRDN 3.06%
                                               due 08/01/2022 (a)(b).................................................      2,775,000
                             3,035,000       Oregon State Department of Administrative Services Certificate
                                               Partnership (ROCS RR II R 7017) VRDN 3.06%
                                               due 11/01/2023 (a)(b).................................................      3,035,000
                             7,000,000       Oregon State Facilities Authority Revenue (Oregon Episcopal
                                               School Project -- Series A) VRDN 3.07% due 10/01/2034 (a).............      7,000,000
                                             Oregon State EDR (Newsprint Co. Project) DDN:
                            21,900,000         (Series 197) 3.13% due 08/01/2025 (a)(b)..............................     21,900,000
                            16,070,000         (Series 197) 3.13% due 12/01/2025 (a)(b)..............................     16,070,000
                            18,600,000         (Series 202) 3.13% due 04/01/2026 (a)(b)..............................     18,600,000
                             5,245,000       Oregon State Health, Housing, Educational & Cultural Facilities
                                               Authority (Assumption Village Project -- Series A)
                                               VRDN 3.05% due 03/01/2033 (a).........................................      5,245,000
                             1,725,000       Portland, Oregon Sewer Systems Revenue (Putters -- Series 614)
                                               VRDN 3.06% due 10/01/2012 (a).........................................      1,725,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Oregon                    $  7,750,000       Portland, Oregon EDR (Broadway Project -- Series A)
(continued)                                    VRDN 3.05% due 04/01/2035 (a).........................................  $  7,750,000
                             4,250,000       Tri-City, Oregon Revenue (Putters -- Series 787) VRDN 3.06%
                                               due 03/01/2013 (a)(b).................................................      4,250,000
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 2.1%        17,260,000       ABN-AMRO Muni Tops -- Radnor Pennsylvania School District
                                               VRDN 3.05% due 08/15/2013 (a)(b)......................................     17,260,000
                                             Allegheny County, Pennsylvania IDA Health & Housing Facilities
                                               Revenue (Longwood) DDN:
                             6,540,000         (Series A) 3.10% due 07/01/2027 (a)...................................      6,540,000
                            21,755,000         (Series B) 3.10% due 07/01/2027 (a)...................................     21,755,000
                             7,500,000       Allegheny County, Pennsylvania Hospital Development Authority
                                               Revenue (Unversity of Pittsburgh Medical Center -- Series B-1)
                                               VRDN 3.14% due 12/15/2006.............................................      7,500,000
                            14,455,000       Allegheny County, Pennsylvania (Series C-51) VRDN 3.07%
                                               due 05/01/2027 (a)....................................................     14,455,000
                             8,000,000       Cumberland County, Pennsylvania Municipal Authority Revenue
                                               (Wesley Affiliated Services) VRDN 3.05% due 01/01/2038 (a)............      8,000,000
                            16,315,000       Delaware Valley, Pennsylvania Regional Finance Authority Local
                                               Government Revenue (Eagle 20060004 CL-A) VRDN 3.06%
                                               due 08/01/2028 (a)(b).................................................     16,315,000
                            47,000,000       Emmaus, Pennsylvania General Authority Revenue (Loan
                                               Program -- Series A) VRDN 3.04% due 03/01/2030 (a)....................     47,000,000
                             7,198,000       Erie County, Pennsylvania Hospital Authority Revenue
                                               (Floaters -- Series 820) VRDN 3.05% due 07/01/2022 (a)(b).............      7,198,000
                            18,000,000       Langhorne Manor Boro, Pennsylvania Higher Education & Health
                                               Authority Retirement Communities Revenue (Wesley Enhanced
                                               Living -- Series A) DDN 3.09% due 10/01/2032 (a)......................     18,000,000
                             4,000,000       Montgomery County, Pennsylvania IDA PCR VRDN 3.07%
                                               due 10/01/2034 (a)....................................................      4,000,000
                             9,930,000       New Garden, Pennsylvania General Authority Municipal Revenue
                                               (Municipal Pooled Financing Program -- Series I)
                                               VRDN 3.13% due 11/01/2029 (a).........................................      9,930,000
                            34,425,000       New Garden, Pennsylvania General Authority Municipal Revenue
                                               (Municipal Pooled Financing Program -- Series II)
                                               VRDN 3.13% due 12/01/2033 (a).........................................     34,425,000
                            13,000,000       Pennsylvania State Economic Development Finance Authority
                                               (Merck & Co. Inc. West Point Project) VRDN 3.09%
                                               due 07/01/2031 (a)....................................................     13,000,000
                             8,100,000       Pennsylvania State Economic Development Finance Authority
                                               (Wastewater Treatment Revenue (Sunoco Inc. R & M Project --
                                               Series A) VRDN 3.24% due 10/01/2034 (a)...............................      8,100,000
                             5,840,000       Pennsylvania State Public School Building Authority Lease Revenue
                                               (Putters -- Series 798) VRDN 3.06% due 02/01/2013 (a)(b)..............      5,840,000
                             4,255,000       Pennsylvania State (ROCS RR II R 506) VRDN 3.06%
                                               due 07/01/2019 (a)(b).................................................      4,255,000
                             8,430,000       Pennsylvania State Turnpike Community Revenue (Series 2004-29)
                                               VRDN 3.06% due 12/01/2034 (a).........................................      8,430,000
                            29,000,000       Philadelphia, Pennsylvania Airport Revenue (Series C)
                                               VRDN 3.10% due 06/15/2025 (a).........................................     29,000,000
                            17,940,000       Philadelphia, Pennsylvania School District (Eagle 720050039
                                               CL-A) VRDN 3.06% due 08/01/2019 (a)(b)................................     17,940,000
                            10,703,000       Philadelphia, Pennsylvania School District (Floaters -- Series 496)
                                               VRDN 3.05% due 04/01/2027 (a)(b)......................................     10,703,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Pennsylvania              $ 10,640,000       Washington County, Pennsylvania IDA Health Care Facilities
(continued)                                    Revenue (Presbyterian Senior Care Radianassurance)
                                               VRDN 3.04% due 01/01/2030 (a).........................................  $  10,640,000
                             6,000,000       Westmoreland County, Pennsylvania Municipal Authority
                                               Revenue (Floaters -- Series 1248) VRDN 3.05%
                                               due 08/15/2028 (a)....................................................      6,000,000
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico -- 1.4%                          Government Development Bank, Puerto Rico CP:
                            73,140,000         3.35% due 02/01/2006..................................................     73,140,000
                            28,774,000         3.35% due 02/02/2006..................................................     28,774,000
                            30,937,000         3.35% due 02/06/2006..................................................     30,937,000
                            12,040,000       Puerto Rico Commonwealth (Eagle 720051002 CL-A)
                                               VRDN 3.05% due 07/01/2016 (a)(b)......................................     12,040,000
                            21,900,000       Puerto Rico Commonwealth TRAN 4.50% due 07/28/2006......................     22,032,823
                                             Puerto Rico Commonwealth Highway Transit Authority Revenue
                                               VRDN:
                            13,990,000         (Merlots -- Series A-20) 3.03% due 07/01/2030 (a)(b)..................     13,990,000
                            12,470,000         (Series H) 3.05% due 07/01/2038 (a)...................................     12,470,000
                             2,460,000         (Series M) 3.05% due 07/01/2030 (a)...................................      2,460,000
                            18,225,000       Puerto Rico Public Finance Corp. (Eagle 720050085 CL-A)
                                               VRDN 3.05% due 08/01/2026 (a)(b)......................................     18,225,000
------------------------------------------------------------------------------------------------------------------------------------
Rhode Island -- 0.4%        20,000,000       Lincoln, Rhode Island BAN 4.25% due 08/01/2006..........................     20,120,955
                             1,740,000       Rhode Island State EDR Airport Revenue (Putters -- Series 971)
                                               VRDN 3.09% due 01/01/2013 (a)(b)......................................      1,740,000
                             3,400,000       Rhode Island State EDR (Immunex Rhode Island Corp. Sewer
                                               Project) VRDN 3.09% due 12/01/2023 (a)................................      3,400,000
                             5,600,000       Rhode Island State Health & Educational Building Corp. Revenue
                                               (La Salle Academy) VRDN 3.02% due 07/01/2033 (a)......................      5,600,000
                             5,000,000       Rhode Island State Health & Educational Building Corp. Revenue
                                               (Jewish Services Agency) VRDN 3.03% due 12/01/2032 (a)................      5,000,000
                             4,975,000       Rhode Island State Health & Educational Building Corp. Revenue
                                               (Pennfield School) VRDN 3.02% due 09/01/2034 (a)......................      4,975,000
                             2,330,000       Rhode Island State Health & Educational Building Corp. Revenue
                                               (Thundermist) VRDN 3.02% due 02/01/2034 (a)...........................      2,330,000
                             2,360,000       Rhode Island State Housing & Mortgage Finance M/F Corp.
                                               (Smith Building Development Corp.) VRDN 3.07%
                                               due 12/01/2028 (a)....................................................      2,360,000
                             3,730,000       Rhode Island State Industrial Facilities Corporation IDR (Hall
                                               Real Estate LLC Project) VRDN 3.09% due 02/01/2021 (a)................      3,730,000
                             1,050,000       Rhode Island State Industrial Facilities Corporation IDR
                                               (Gardener Specialty -- Series A) VRDN 3.13%
                                               due 05/01/2021 (a)....................................................      1,050,000
                             7,855,000       Rhode Island State & Providence Plantations Certificate
                                               Partnership (Putters -- Series 978) VRDN 3.06%
                                               due 04/01/2013 (a)(b).................................................      7,855,000
------------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 1.1%      12,100,000       ABN-AMRO Muni Tops -- South Carolina (Series 02-32)
                                               VRDN 3.07% due 10/01/2010 (a)(b)......................................     12,100,000
                             8,300,000       Berkeley County, South Carolina IDR (Nucor Corp. Project)
                                               VRDN 3.10% due 04/01/2030 (a).........................................      8,300,000
                             5,590,000       Columbia, South Carolina Certificate Partnership (Putters --
                                               Series 574) VRDN 3.06% due 02/01/2012 (a)(b)..........................      5,590,000
                             4,100,000       Darlington County, South Carolina IDR (Nucor Corp. Project --
                                               Series A) VRDN 3.10% due 08/01/2029 (a)...............................      4,100,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
South Carolina                               Florence County, South Carolina Solid Waste Disposal &
(continued)                                    Wastewater Treatment Facilities Revenue (Roche Carolina Inc.
                                               Project) DDN:
                          $ 20,850,000         3.17% due 04/01/2026 (a)..............................................  $  20,850,000
                            11,700,000         3.17% due 04/01/2028 (a)..............................................     11,700,000
                             5,240,000       Greenville Hospital System, South Carolina Hospital Facilities
                                               Revenue (ROCS RR II R 2025) VRDN 3.06%
                                               due 05/01/2019 (a)(b).................................................      5,240,000
                            10,200,000       Medical University, South Carolina Hospital Facilities Revenue
                                               (Series A-5) VRDN 3.07% due 08/15/2027 (a)............................     10,200,000
                             5,000,000       Rock Hill, South Carolina Utilities System Revenue (Series B)
                                               VRDN 3.05% due 01/01/2033 (a).........................................      5,000,000
                             6,250,000       South Carolina EDA EDR (Holcim US Inc. Project) VRDN 3.19%
                                               due 12/01/2033 (a)....................................................      6,250,000
                               630,000       South Carolina EDA EDR (Parkway Products Inc. Project)
                                               VRDN 3.13% due 11/01/2007 (a).........................................        630,000
                             2,800,000       South Carolina EDA IDR (Electric City Printing Co. Project)
                                               VRDN 3.18% due 07/01/2012 (a).........................................      2,800,000
                            20,340,000       South Carolina EDA Health Facilities Revenue (Episcopal Church
                                               Home) VRDN 3.12% due 04/01/2027 (a)...................................     20,340,000
                            12,895,000       South Carolina Jobs EDA Authority Hospital Facilities Revenue
                                               (Sisters of Charity Hospitals) VRDN 3.06%
                                               due 11/01/2032 (a)....................................................     12,895,000
                             2,960,000       South Carolina Jobs EDA Authority Student Housing Revenue
                                               (Putters -- Series 650) VRDN 3.06% due 08/01/2012 (a)(b)..............      2,960,000
                             4,715,000       South Carolina Jobs EDA IDR (Carematerials Corp. Project)
                                               VRDN 3.17% due 04/01/2013 (a).........................................      4,715,000
                            12,600,000       South Carolina State Public Service Authority CP 3.10%
                                               due 02/15/2006........................................................     12,600,000
                             4,545,000       South Carolina State Public Service Authority Revenue
                                               (ROCS RR II R 6007) VRDN 3.06% due 01/01/2022 (a)(b)..................      4,545,000
                            11,100,000       South Carolina Transportation Infrastructure Bank Revenue
                                               Municipal Securities Trust (SGA 116) DDN 3.07%
                                               due 10/01/2027 (a)(b).................................................     11,100,000
                             5,235,000       South Carolina Transportation Infrastructure Bank Revenue
                                               (Putters -- Series 316) VRDN 3.06% due 10/01/2021 (a)(b)..............      5,235,000
                             6,040,000       South Carolina Transportation Infrastructure Bank Revenue
                                               (ROCS RR II R 466) VRDN 3.06% due 10/01/2027 (a)(b)...................      6,040,000
------------------------------------------------------------------------------------------------------------------------------------
South Dakota -- 0.3%        36,900,000       South Dakota State Health & Educational Facilities Authority
                                               Revenue (Rapid City Regional Hospital MBIA) DDN 3.07%
                                               due 09/01/2027 (a)....................................................     36,900,000
                             6,000,000       South Dakota State Health & Educational Facilities Authority
                                               Revenue University (Sioux Falls) DDN 3.12%
                                               due 10/01/2034 (a)....................................................      6,000,000
------------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 7.4%                            Blount County, Tennessee Public Building Authority
                                               (Local Government Public Improvement) DDN:
                            20,000,000         (Series A-1-A) 3.07% due 06/01/2031 (a)...............................     20,000,000
                            16,070,000         (Series A-1-B) 3.07% due 06/01/2022 (a)...............................     16,070,000
                            11,490,000         (Series A-1-C) 3.07% due 06/01/2017 (a)...............................     11,490,000
                             2,965,000         (Series A-1-D) 3.07% due 06/01/2025 (a)...............................      2,965,000
                            11,175,000         (Series A-2-A) 3.07% due 06/01/2030 (a)...............................     11,175,000
                            10,000,000         (Series A-2-B) 3.07% due 06/01/2025 (a)...............................     10,000,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Tennessee                 $  5,000,000         (Series A-2-C) 3.07% due 06/01/2021 (a)...............................  $   5,000,000
(continued)                 10,000,000         (Series A-2-D) 3.07% due 06/01/2026 (a)...............................     10,000,000
                            33,100,000         (Series A-3-A) 3.07% due 06/01/2026 (a)...............................     33,100,000
                            25,000,000         (Series A-4-A) 3.06% due 06/01/2032 (a)...............................     25,000,000
                            10,000,000         (Series A-5-A) 3.07% due 06/01/2030 (a)...............................     10,000,000
                             5,700,000         (Series A-5-B) 3.07% due 06/01/2028 (a)...............................      5,700,000
                            14,000,000         (Series D-1-A) 3.07% due 06/01/2030 (a)...............................     14,000,000
                            14,000,000         (Series D-1-B) 3.07% due 06/01/2027 (a)...............................     14,000,000
                            10,000,000         (Series D-1-C) 3.07% due 06/01/2032 (a)...............................     10,000,000
                             5,000,000         (Series D-1-D) 3.07% due 06/01/2025 (a)...............................      5,000,000
                             5,000,000         (Series D-1-E) 3.07% due 06/01/2025 (a)...............................      5,000,000
                             8,200,000         (Series D-5-B) 3.07% due 06/01/2022 (a)...............................      8,200,000
                             4,500,000         (Series D-5-C) 3.07% due 06/01/2030 (a)...............................      4,500,000
                             4,175,000         (Series D-5-D) 3.07% due 06/01/2036 (a)...............................      4,175,000
                             3,600,000         (Series D-5-E) 3.07% due 06/01/2022 (a)...............................      3,600,000
                                             Clarksville, Tennessee Public Building Authority Revenue DDN:
                            53,580,000         3.08% due 07/01/2031 (a)..............................................     53,580,000
                             5,800,000         3.08% due 01/01/2033 (a)..............................................      5,800,000
                            16,280,000         3.08% due 07/01/2034 (a)..............................................     16,280,000
                            67,400,000         3.05% due 11/01/2035 (a)..............................................     67,400,000
                             2,000,000       Jackson, Tennessee Health, Educational & Housing Facilities
                                               Board M/F Revenue (Villages Old Hickory Project)
                                               FXRDN 3.37% due 12/01/2006............................................      2,000,000
                             2,800,000       Knox County, Tennessee Health, Educational & Housing
                                               Facilities Board Revenue (Holston Long Term Care Project)
                                               VRDN 3.17% due 08/01/2015 (a).........................................      2,800,000
                             6,870,000       Knox County, Tennessee Health, Educational & Housing
                                               Facilities Board Revenue (Cookeville Regional Project --
                                               Series A-2) VRDN 3.12% due 10/01/2026 (a).............................      6,870,000
                             5,170,000       Knox County, Tennessee Health, Educational & Housing
                                               Facilities Board Revenue (Baptist Hospital System Project)
                                               VRDN 3.12% due 04/01/2027 (a).........................................      5,170,000
                            10,830,000       Knoxville, Tennessee Waste & Water System Revenue
                                               (ROCS RR II R 493) VRDN 3.06% due 04/01/2037 (a)......................     10,830,000
                             8,000,000       Lewisburg, Tennessee IDB (Solid Waste Disposal Revenue Waste
                                               Management Incorporated Project) VRDN 3.12%
                                               due 07/01/2033 (a)....................................................      8,000,000
                             5,638,500       Memphis, Tennessee (Floaters -- Series 1018) VRDN 3.05%
                                               due 10/01/2019 (a)(b).................................................      5,638,500
                            14,000,000       Memphis, Tennessee Electric System Revenue (Putters --
                                               Series 377) VRDN 3.06% due 12/01/2011 (a)(b)..........................     14,000,000
                                             Memphis, Tennessee Health, Educational & Housing Facilities
                                               Board Revenue (Not-For-Profit M/F Project) VRDN:
                             2,040,000         3.20% due 07/01/2032 (a)..............................................      2,040,000
                            10,000,000         3.20% due 08/01/2032 (a)..............................................     10,000,000
                                             Montgomery County, Tennessee Public Building Authority
                                               Revenue (Tennessee County Loan Pool) DDN:
                            24,700,000         3.08% due 04/01/2032 (a)..............................................     24,700,000
                           134,600,000         3.08% due 07/01/2034 (a)..............................................    134,600,000
                             4,500,000       Metropolitan Government Nashville & Davidson County,
                                               Tennessee Airport Authority Revenue (Embraer Aircraft
                                               Service Project) VRDN 3.15% due 05/01/2030 (a)........................      4,500,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Tennessee                 $  1,985,000       Metropolitan Government Nashville & Davidson County,
(continued)                                    Tennessee District Energy System Revenue
                                               (ROCS RR II R 2072) VRDN 3.06% due 10/01/2022 (a)(b)..................  $   1,985,000
                             8,950,000       Metropolitan Government Nashville & Davidson County,
                                               Tennessee IDB Educational Facilities Revenue (David Lipscomb
                                               University Project) VRDN 3.03% due 02/01/2023 (a).....................      8,950,000
                            14,000,000       Metropolitan Government Nashville & Davidson County,
                                               Tennessee IDB Revenue (Franklin Road Academy Project)
                                               VRDN 3.03% due 10/01/2030 (a).........................................     14,000,000
                               235,000       Metropolitan Government Nashville & Davidson County,
                                               Tennessee IDB Revenue (Gibson Guitar Project) VRDN 3.10%
                                               due 03/01/2011 (a)....................................................        235,000
                             4,075,000       Metropolitan Government Nashville & Davidson County,
                                               Tennessee Sports Authority Revenue (Putters -- Series 543)
                                               VRDN 3.06% due 07/01/2012 (a)(b)......................................      4,075,000
                            48,130,000       Morgan Keegan Municipal Product Inc. Various Trust Receipts
                                               (Tennessee Housing Development Agency S/F Mortgage
                                               Revenue) VRDN 3.12% due 08/09/2007 (a)(b).............................     48,130,000
                            20,000,000       Sevier County, Tennessee Public Building Authority (Local
                                               Government Public Improvement -- Series 6-A-1) DDN 3.06%
                                               due 06/01/2029 (a)....................................................     20,000,000
                                             Sevier County, Tennessee Public Building Authority (Local
                                               Government Public Improvement) DDN:
                            36,200,000         (Series IV-1) 3.07% due 06/01/2023 (a)................................     36,200,000
                             6,000,000         (Series IV-2) 3.07% due 06/01/2020 (a)................................      6,000,000
                             8,000,000         (Series IV-3) 3.07% due 06/01/2025 (a)................................      8,000,000
                             8,745,000         (Series IV-A-2) 3.07% due 06/01/2025 (a)..............................      8,745,000
                             9,000,000         (Series IV-A-3) 3.07% due 06/01/2020 (a)..............................      9,000,000
                            20,680,000         (Series IV-B-1) 3.07% due 06/01/2020 (a)..............................     20,680,000
                            10,000,000         (Series IV-B-2) 3.07% due 06/01/2019 (a)..............................     10,000,000
                             7,000,000         (Series IV-B-3) 3.07% due 06/01/2013 (a)..............................      7,000,000
                             7,400,000         (Series IV-B-4) 3.07% due 06/01/2025 (a)..............................      7,400,000
                            10,000,000         (Series IV-B-5) 3.07% due 06/01/2022 (a)..............................     10,000,000
                             6,645,000         (Series IV-B-6) 3.07% due 06/01/2020 (a)..............................      6,645,000
                             4,800,000         (Series IV-B-10) 3.07% due 06/01/2023 (a).............................      4,800,000
                            11,800,000         (Series IV-D-2) 3.07% due 06/01/2025 (a)..............................     11,800,000
                             5,540,000         (Series IV-E-2) 3.07% due 06/01/2021 (a)..............................      5,540,000
                             5,000,000         (Series IV-F-3) 3.07% due 06/01/2021 (a)..............................      5,000,000
                            10,000,000         (Series IV-G-1) 3.07% due 06/01/2026 (a)..............................     10,000,000
                             9,100,000         (Series IV-G-2) 3.07% due 06/01/2022 (a)..............................      9,100,000
                             7,500,000         (Series IV-G-3) 3.07% due 06/01/2022 (a)..............................      7,500,000
                             9,200,000         (Series IV-H-1) 3.07% due 06/01/2025 (a)..............................      9,200,000
                             5,050,000         (Series IV-H-2) 3.07% due 06/01/2027 (a)..............................      5,050,000
                            10,000,000         (Series IV-I-1) 3.07% due 06/01/2032 (a)..............................     10,000,000
                             4,930,000         (Series IV-I-3) 3.07% due 06/01/2015 (a)..............................      4,930,000
                            18,000,000         (Series IV-J-1) 3.07% due 06/01/2028 (a)..............................     18,000,000
                            10,000,000         (Series VI-D-3) 3.07% due 06/01/2033 (a)..............................     10,000,000
                                             Shelby County, Tennessee CP:
                            53,500,000         3.16% due 02/06/2006..................................................     53,500,000
                            10,000,000         3.20% due 02/06/2006..................................................     10,000,000
                            46,500,000         3.18% due 02/07/2006..................................................     46,500,000
                             4,550,000       Shelby County, Tennessee (Eagle 720050073 CL-A) VRDN 3.06%
                                               due 04/01/2014 (a)(b).................................................      4,550,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Tennessee                 $  4,640,000       Shelby County, Tennessee (ROCS RR II R 3023) VRDN 3.06%
(continued)                                    due 04/01/2020 (a)(b).................................................  $   4,640,000
                            21,800,000       Shelby County, Tennessee Health, Educational & Housing
                                               Facilities Board Revenue M/F Housing VRDN 3.08%
                                               due 07/01/2024 (a)....................................................     21,800,000
                             9,000,000       Sumner County, Tennessee VRDN 3.02% due 06/01/2008 (a)..................      9,000,000
                            18,635,000       Tennessee Housing & Development Agency S/F Mortgage
                                               Revenue (Series CN-1) FXRDN 4.19% due 08/10/2006......................     18,635,000
                            17,265,000       Tennessee Housing & Development Agency S/F Mortgage
                                               Revenue (Series 2004) FXRDN 4.19% due 08/10/2006......................     17,265,000
                            15,000,000       Tennessee State School Building Authority (Series A) CP 3.12%
                                               due 02/10/2006........................................................     15,000,000
                             7,500,000       Williamson County, Tennessee IDB Revenue (Brentwood
                                               Academy Project) VRDN 3.03% due 09/01/2025 (a)........................      7,500,000
------------------------------------------------------------------------------------------------------------------------------------
Texas -- 11.7%              24,884,000       ABN-AMRO Muni Tops -- Texas A&M University
                                               Revenue (Series 1999-5) VRDN 3.04% due 12/06/2006 (a)(b)..............     24,884,000
                            15,750,000       ABN-AMRO Muni Tops -- Houston, Texas Airport System
                                               (Series 1998-15) VRDN 3.12% due 07/05/2006 (a)(b).....................     15,750,000
                            20,000,000       ABN-AMRO Muni Tops -- Dallas, Texas Waterworks & Sewer
                                               Systems Revenue (Series 1998-19) VRDN 3.07%
                                               due 07/04/2007 (a)(b).................................................     20,000,000
                             9,000,000       ABN-AMRO Muni Tops -- San Antonio, Texas Electric & Gas
                                               Revenue (Series 1998-22) VRDN 3.07% due 01/02/2007 (a)(b).............      9,000,000
                             9,510,000       ABN-AMRO Muni Tops -- Keller, Texas Independent School
                                               District (Series 2001-26) VRDN 3.07% due 07/01/2009 (a)(b)............      9,510,000
                                             Austin, Texas Utility System Revenue (Travis & Williamson
                                               Co.) CP:
                             2,248,000         3.10% due 02/08/2006..................................................      2,248,000
                            27,903,000         3.15% due 02/08/2006..................................................     27,903,000
                             3,080,000       Austin, Texas Water & Wastewater System Revenue (Floaters --
                                               Series 1114) VRDN 3.05% due 11/15/2029 (a)(b).........................      3,080,000
                             9,990,000       Austin, Texas Water & Wastewater System Revenue (Merlots --
                                               Series B-27) VRDN 3.06% due 11/15/2026 (a)(b).........................      9,990,000
                            74,235,000       Bell County, Texas Health Facilities Development Corp. Revenue
                                               (Scott & White Member Hospital -- Series 2001-2)
                                               DDN 3.07% due 08/15/2031 (a)..........................................     74,235,000
                             4,835,000       Bexar County, Texas (Putters -- Series 537) VRDN 3.06%
                                               due 06/15/2011 (a)(b).................................................      4,835,000
                            17,000,000       Brazos River Authority Texas PCR (Series A) VRDN 3.10%
                                               due 10/01/2030 (a)....................................................     17,000,000
                            20,000,000       Brazos River, Texas Harbor Navigator District (BASF Corp.
                                               Project) VRDN 3.15% due 04/01/2037 (a)................................     20,000,000
                                             Brazos River, Texas Harbor Navigator District (Brazoria
                                               County, Environmental Facilities Revenue Dow Chemical --
                                               Series A-2) DDN:
                             6,600,000         3.18% due 05/15/2033 (a)..............................................      6,600,000
                             5,300,000         3.27% due 05/15/2033 (a)..............................................      5,300,000
                             6,785,000       Brownsville, Texas Independent School District (Putters --
                                               Series 1059) VRDN 3.06% due 08/15/2013 (a)(b).........................      6,785,000
                             8,415,000       Brownsville, Texas Utilities System Revenue (ROCS RR II R 4074)
                                               VRDN 3.06% due 09/01/2024 (a)(b)......................................      8,415,000
                             5,655,000       Cameron County, Texas (Putters -- Series 1028) VRDN 3.06%
                                               due 02/15/2013 (a)(b).................................................      5,655,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Texas                     $  2,575,000       Comal, Texas School District (Putters -- Series 756)
(continued)                                    VRDN 3.06% due 02/01/2011 (a)(b)......................................  $   2,575,000
                             2,015,000       Corpus Christi, Texas IDC EDR (Air Invention Co. Project)
                                               FXRDN 2.40% due 08/01/2006............................................      2,015,000
                             3,775,000       Corpus Christi, Texas Utilities System Revenue
                                               (ROCS RR II R 2149) VRDN 3.06% due 07/15/2024 (a)(b)..................      3,775,000
                             8,400,000       Dallas Fort Worth, Texas International Airport Revenue
                                               VRDN 3.10% due 11/01/2032 (a).........................................      8,400,000
                             2,745,000       Dallas Fort Worth, Texas International Airport Revenue
                                               (Floaters -- Series 824) VRDN 3.09% due 11/01/2015 (a)................      2,745,000
                             4,555,000       Dallas Fort Worth, Texas International Airport Revenue
                                               (Merlots -- Series A-13) VRDN 3.11% due 11/01/2011 (a)................      4,555,000
                             4,485,000       Dallas, Texas School District (ROCS RR II R 6038)
                                               VRDN 3.06% due 08/15/2024 (a)(b)......................................      4,485,000
                             3,245,000       Dallas, Texas School District (Floaters -- Series 1073)
                                               VRDN 3.05% due 02/15/2021 (a)(b)......................................      3,245,000
                            26,000,000       Dallas, Texas Area Rapid Transit Authority CP 3.14%
                                               due 12/01/2006........................................................     26,000,000
                             5,105,000       Denton County, Texas (Putters -- Series 675) VRDN 3.06%
                                               due 07/15/2010 (a)(b).................................................      5,105,000
                             4,067,500       Denton, Texas School District (Floaters -- Series 951)
                                               VRDN 3.05% due 08/15/2033 (a)(b)......................................      4,067,500
                             3,000,000       Denton, Texas School District (Series 2005-A) VRDN 3.08%
                                               due 08/01/2035 (a)....................................................      3,000,000
                            13,350,000       Dickinson, Texas Independent School District Municipal
                                               Securities Trust Receipts (SGA-94) DDN 3.07%
                                               due 02/15/2028 (a)(b).................................................     13,350,000
                             6,000,000       Eagle Mountain & Saginaw, Texas School District VRDN 3.06%
                                               due 08/01/2030 (a)....................................................      6,000,000
                            12,000,000       Eagle Tax-Exempt Trust -- Texas State Turnpike Authority
                                               (Series 02-6004) VRDN 3.06% due 08/15/2042 (a)(b).....................     12,000,000
                             3,615,000       El Paso, Texas (Putters -- Series 1042) VRDN 3.06%
                                               due 08/15/2013 (a)(b).................................................      3,615,000
                                             Galena Park, Texas Independent School District VRDN:
                             6,785,000         (ROCS RR II R 2198) 3.06% due 08/15/2021 (a)(b).......................      6,785,000
                             6,790,000         (ROCS RR II R 7523) 3.06% due 08/15/2021 (a)(b).......................      6,790,000
                            10,000,000       Garland, Texas GO CP 3.15% due 02/07/2006...............................     10,000,000
                             2,800,000       Gulf Coast Waste Disposal Authority Texas Environment
                                               Facilities Revenue (Air Products Project) VRDN 3.12%
                                               due 12/01/2039 (a)....................................................      2,800,000
                                             Gulf Coast Waste Disposal Authority Texas Solid Waste
                                               Disposal Revenue (Air Products Project) VRDN:
                            10,000,000         3.12% due 06/01/2034 (a)..............................................     10,000,000
                            12,500,000         3.12% due 03/01/2035 (a)..............................................     12,500,000
                             9,400,000       Gulf Coast Waste Disposal Authority Texas Solid Waste
                                               Disposal Revenue (Waste Management -- Series A)
                                               VRDN 3.06% due 04/01/2019 (a).........................................      9,400,000
                                             Harris County, Houston Texas (Sports Authority Revenue --
                                               Series Z-3) VRDN:
                               585,000         3.10% due 09/28/2025 (a)..............................................        585,000
                            13,490,000         3.10% due 11/15/2025 (a)..............................................     13,490,000
                             5,575,000       Harris County, Texas (Eagle 200600002 CL-A) VRDN 3.06%
                                               due 08/15/2033 (a)(b).................................................      5,575,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Texas                     $  4,000,000       Harris County, Texas (Eagle 20026012) GO VRDN 3.06%
(continued)                                    due 08/15/2030 (a)(b).................................................  $   4,000,000
                             5,645,000       Harris County, Texas (Putters -- Series 1099) VRDN 3.06%
                                               due 08/15/2009 (a)(b).................................................      5,645,000
                            10,100,000       Harris County, Texas GO CP 3.21% due 05/04/2006.........................     10,100,000
                            13,000,000       Harris County, Texas Health Facilities Development Corp.
                                               Hospital Revenue (The Methodist System -- Series B)
                                               DDN 3.07% due 12/01/2032 (a)..........................................     13,000,000
                            20,300,000       Harris County, Texas Health Facilities Development Corp.
                                               Hospital Revenue (Texas Childrens Hospital -- Series B-1)
                                               VRDN 3.09% due 10/01/2029 (a).........................................     20,300,000
                            11,000,000       Harris County, Texas Health Facilities Development Corp.
                                               (Texas Medical Center Project -- Series B) VRDN 3.07%
                                               due 05/15/2029 (a)....................................................     11,000,000
                                             Harris County, Texas Sales Tax Revenue (Metro Transit
                                               Authority) CP:
                            16,000,000         3.10% due 03/01/2006..................................................     16,000,000
                            10,000,000         3.10% due 04/03/2006..................................................     10,000,000
                             3,900,000       Harris County, Texas IDC Solid Waste Disposal Revenue
                                               (Deer Park Limited Partnership -- Series A) DDN 3.19%
                                               due 02/01/2023 (a)....................................................      3,900,000
                            16,900,000       Harris County, Texas IDC Solid Waste Disposal Revenue
                                               (Deer Park Project) DDN 3.19% due 03/01/2023 (a)......................     16,900,000
                             5,600,000       Houston, Texas (Goldman Sachs Group -- Series KK)
                                               VRDN 3.06% due 09/16/2013 (a)(b)......................................      5,600,000
                             6,310,000       Houston, Texas (Putters -- Series 1151) VRDN 3.06%
                                               due 03/01/2013 (a)(b).................................................      6,310,000
                            41,000,000       Houston, Texas Independent School District FXRDN 2.77%
                                               due 06/14/2006........................................................     41,000,000
                             5,360,000       Houston, Texas Independent School District (Putters --
                                               Series 1060) VRDN 3.06% due 08/15/2014 (a)(b).........................      5,360,000
                             5,300,000       Houston, Texas Independent School District (ROCS RR II R 408)
                                               VRDN 3.06% due 02/15/2029 (a)(b)......................................      5,300,000
                             6,590,000       Houston, Texas Utilities System Revenue (Series A) VRDN 3.06%
                                               due 05/25/2012 (a)....................................................      6,590,000
                             6,475,000       Houston, Texas Utilities System Revenue (Putters -- Series 669)
                                               VRDN 3.06% due 05/15/2012 (a)(b)......................................      6,475,000
                                             Houston, Texas Water & Sewer System Revenue (Series A) CP:
                            15,000,000         3.14% due 02/01/2006..................................................     15,000,000
                            20,000,000         3.05% due 02/09/2006..................................................     20,000,000
                            10,000,000         3.12% due 02/14/2006..................................................     10,000,000
                            18,460,000       Houston, Texas Water & Sewer System Revenue (Merlots --
                                               Series A-128) VRDN 3.06% due 12/01/2029 (a)(b)........................     18,460,000
                             9,970,000       Houston, Texas Water & Sewer System Revenue (Merlots --
                                               Series C-20) VRDN 3.06% due 12/01/2032 (a)(b).........................      9,970,000
                            11,900,000       Humble, Texas Independent School District (ROCS RR II R 7007)
                                               VRDN 3.06% due 02/15/2025 (a)(b)......................................     11,900,000
                             4,195,000       Hutto, Texas Independent School District (ROCS RR II R 436)
                                               VRDN 3.06% due 08/01/2037 (a)(b)......................................      4,195,000
                            10,435,000       Irving, Texas School District (Putters -- Series 782) VRDN 3.06%
                                               due 02/15/2013 (a)(b).................................................     10,435,000
                             6,200,000       Jewett Economic Development Corp. Texas IDR (Nucor Corp.
                                               Project) VRDN 3.10% due 08/01/2038 (a)................................      6,200,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Texas                     $ 33,700,000       Keller, Texas Independent School District Municipal Securities
(continued)                                    Trust Receipts (SGA-111) DDN 3.07% due 08/15/2030 (a)(b)                $  33,700,000
                             7,180,000       Killeen, Texas Waterworks & Sewer Revenue (Putters --
                                               Series 542) VRDN 3.06% due 08/15/2011 (a)(b)..........................      7,180,000
                             7,650,000       Liberty Hill, Texas School District (Floaters -- Series A)
                                               VRDN 3.06% due 01/27/2014 (a)(b)......................................      7,650,000
                             1,200,000       Longview Texas Industrial Corp. Revenue (Collins Industries Inc.
                                               Project) VRDN 3.09% due 04/01/2009 (a)................................      1,200,000
                             1,995,000       Mansfield, Texas School District (Putters -- Series 704)
                                               VRDN 3.06% due 02/15/2013 (a)(b)......................................      1,995,000
                             2,800,000       Mesquite, Texas IDC Revenue (Morrison Products) VRDN 3.10%
                                               due 01/10/2010 (a)....................................................      2,800,000
                               643,500       Montgomery County, Texas IDC Revenue (Sawyer Research
                                               Products Inc.) VRDN 3.20% due 02/04/2015 (a)..........................        643,500
                            13,460,000       Municipal Securities Trust Certificates -- Austin, Texas (Class A --
                                               Series 105) DDN 3.07% due 06/08/2020 (a)(b)...........................     13,460,000
                            11,500,000       Municipal Securities Trust Certificates -- Houston, Texas
                                               (Series 233) VRDN 3.10% due 01/09/2014 (a)(b).........................     11,500,000
                                             Municipal Securities Trust Certificates -- Houston, Texas Water
                                               (Class A -- Series 2001-111) DDN:
                            12,780,000         3.07% due 05/07/2019 (a)(b)...........................................     12,780,000
                             6,000,000         3.07% due 05/17/2019 (a)(b)...........................................      6,000,000
                            35,735,000       Municipal Securities Trust Certificates -- Houston, Texas Water
                                               (Class A -- Series 2001-123) DDN 3.07%
                                               due 02/24/2009 (a)(b).................................................     35,735,000
                             9,725,000       Municipal Securities Trust Certificates -- Perlin, Texas
                                               (Independent School House Board -- Class A --
                                               Series 2001-141) DDN 3.07% due 03/08/2017 (a)(b)......................      9,725,000
                             8,015,000       Municipal Securities Trust Certificates -- San Antonio Water
                                               (Class A -- Series 2001-131) DDN 3.07%
                                               due 05/09/2017 (a)(b).................................................      8,015,000
                             7,600,000       Municipal Securities Trust Certificates -- Texas State Turnpike
                                               Authority System Revenue VRDN 3.10% due 11/06/2024 (a)(b).............      7,600,000
                             1,000,000       Nortex, Texas Housing Finance Corp. S/F Mortgage Revenue
                                               (Series A) FXRDN 3.03% due 02/05/2006.................................      1,000,000
                             3,700,000       North Center, Texas Health Facilities Development Corp.
                                               Revenue (Methodist Hospital Dallas -- Series B) DDN 3.08%
                                               due 10/01/2015 (a)....................................................      3,700,000
                                             North East, Texas Independent School District VRDN:
                             6,845,000       (Putters -- Series 390) 3.06% due 02/01/2012 (a)(b).....................      6,845,000
                             6,130,000       (Putters -- Series 393) 3.06% due 02/01/2012 (a)(b).....................      6,130,000
                             2,427,500       North Texas Highway Authority Revenue (Dallas North Highway
                                               Systems Floaters -- Series 1040) VRDN 3.03%
                                               due 01/01/2035 (a)(b).................................................      2,427,500
                            11,800,000       North Texas Highway Authority Revenue (Dallas North Highway
                                               Systems Eagles 7200500025 CL-A) VRDN 3.06%
                                               due 01/01/2035 (a)(b).................................................     11,800,000
                                             Nueces River, Texas IDA PCR (San Miguel Electric Co-op) CP:
                            15,000,000         3.05% due 02/06/2006..................................................     15,000,000
                            60,200,000         3.07% due 02/22/2006..................................................     60,200,000
                             5,585,000       Pasadena, Texas (Putters -- Series 1037) VRDN 3.06%
                                               due 02/15/2013 (a)(b).................................................      5,585,000
                             2,985,000       Pflugerville, Texas (Putters -- Series 594) VRDN 3.06%
                                               due 08/01/2023 (a)(b).................................................      2,985,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Texas                     $  3,381,000       Pflugerville, Texas Independent School District (Floaters --
(continued)                                    Series 1058) VRDN 3.05% due 08/15/2018 (a)(b).........................  $   3,381,000
                             6,925,000       Plano, Texas Independent School District (ROCS RR II R 2106)
                                               VRDN 3.06% due 02/15/2018 (a)(b)......................................      6,925,000
                            22,035,000       Port Arthur, Texas Naval District Environmental Facilities
                                               Revenue (Motiva Enterprises Project) VRDN 3.15%
                                               due 12/01/2027 (a)....................................................     22,035,000
                            20,000,000       Port Arthur, Texas Naval District IDC Exempt Facilities Revenue
                                               (Air Products & Chemicals Project) VRDN 3.12%
                                               due 04/01/2035 (a)....................................................     20,000,000
                            15,000,000       Port Arthur, Texas Naval District Revenue (Series B)
                                               VRDN 3.14% due 05/01/2038 (a).........................................     15,000,000
                            10,000,000       Port Arthur, Texas Naval District Revenue (Atofina Project --
                                               Series B) VRDN 3.14% due 05/01/2038 (a)...............................     10,000,000
                            25,000,000       Port Corpus Christi, Texas Solid Waste Disposal Revenue
                                               (Flint Hills -- Series A) VRDN 3.34% due 07/01/2029 (a)...............     25,000,000
                             4,570,000       Richardson, Texas (Putters -- Series 872) VRDN 3.06%
                                               due 02/15/2013 (a)(b).................................................      4,570,000
                            11,390,000       Round Rock, Texas Independent School District (Eagle
                                               720050064 CL-A) VRDN 3.06% due 08/01/2015 (a)(b)......................     11,390,000
                            12,000,000       San Antonio, Texas Educational Facilities Corp. Revenue
                                               (Higher Education -- Trinity University) DDN 3.07%
                                               due 06/01/2033 (a)....................................................     12,000,000
                            34,550,000       San Antonio, Texas Water Revenue (Eagle 720053010 CL-A)
                                               VRDN 3.06% due 05/15/2036 (a)(b)......................................     34,550,000
                             5,330,000       San Antonio, Texas Water Revenue (ROCS RR II R 490)
                                               VRDN 3.06% due 05/15/2036 (a)(b)......................................      5,330,000
                                             San Antonio, Texas Water & System CP:
                            24,900,000         3.00% due 03/09/2006..................................................     24,900,000
                            26,900,000         3.15% due 03/09/2006..................................................     26,900,000
                             4,985,000       San Marcos, Texas School District (Merlots -- Series C-23)
                                               VRDN 3.06% due 08/01/2029 (a)(b)......................................      4,985,000
                             5,711,664       Southeast, Texas Housing Finance Corp. S/F Mortgage Revenue
                                               FXRDN 4.37% due 04/03/2006............................................      5,711,664
                             6,985,000       Spring, Texas School District (Putters -- Series 695)
                                               VRDN 3.06% due 08/15/2012 (a)(b)......................................      6,985,000
                            15,910,000       Tarrant County, Texas Health Facilities Development Corp.
                                               Revenue (Cumberland Rest Project) DDN 3.10%
                                               due 08/15/2032 (a)....................................................     15,910,000
                             5,080,000       Texas State (Eagle 72005055 CL-A) VRDN 3.06%
                                               due 04/01/2030 (a)(b).................................................      5,080,000
                             3,320,000       Texas State (Putters -- Series 1016) VRDN 3.06%
                                               due 04/01/2013 (a)(b).................................................      3,320,000
                             3,565,000       Texas State (ROCS RR II R 4020) VRDN 3.06%
                                               due 10/01/2022 (a)(b).................................................      3,565,000
                            22,000,000       Texas State College Student Loan FXRDN 2.85%
                                               due 07/01/2006........................................................     22,000,000
                             9,520,000       Texas State College Student Loan Program VRDN 3.50%
                                               due 02/01/2011 (a)....................................................      9,520,000
                             2,880,000       Texas State Department Housing & Community Affairs S/F
                                               VRDN 3.11% due 09/01/2028 (a).........................................      2,880,000
                            38,000,000       Texas State Department of Transit State Highway Fund Revenue
                                               CP 3.15% due 03/02/2006 (a)...........................................     37,999,857

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Texas                     $ 23,500,000       Texas State Municipal Power Agency CP 3.09% due 02/06/2006..............  $  23,500,000
(continued)                  5,800,000       Texas State Municipal Securities Trust (SGA 58-A) VRDN 3.06%
                                               due 04/01/2035 (a)(b).................................................      5,800,000
                            11,435,000       Texas State Municipal Securities Trust (SGA 92) DDN 3.07%
                                               due 08/01/2029 (a)(b).................................................     11,435,000
                           305,000,000       Texas State TRAN 4.50% due 08/31/2006...................................    307,492,415
                             2,295,000       Texas State Turnpike Authority System Revenue (ROCS RR II
                                               R 284) VRDN 3.06% due 08/15/2039 (a)(b)...............................      2,295,000
                             6,000,000       Texas State Veterans Housing (Fund II -- Series A-2)
                                               VRDN 3.06% due 06/01/2033 (a).........................................      6,000,000
                            18,647,972       Travis County, Texas Housing Finance Corp. S/F Mortgage
                                               Revenue (Series 2001-1-I-1) FXRDN 3.77% due 10/02/2006................     18,647,972
                             6,830,000       Trinity River Authority Texas Solid Waste Disposal Revenue
                                               (Community Waste Disposal Project) VRDN 3.09%
                                               due 05/01/2021 (a)....................................................      6,830,000
                             4,000,000       University of North Texas, University Revenue VRDN 3.06%
                                               due 04/15/2034 (a)....................................................      4,000,000
                             6,690,000       University of Texas, University Revenue VRDN 3.06%
                                               due 07/01/2033 (a)....................................................      6,690,000
                            21,995,000       University of Texas, University Revenue (Series 97) VRDN
                                               3.05% due 08/15/2019 (a)..............................................     21,995,000
                             9,260,000       Upper Trinity Regional Water District Texas Water Revenue
                                               (Merlots -- Series D-10) VRDN 3.06% due 08/01/2026 (a)(b).............      9,260,000
                             2,895,000       Upper Trinity Regional Water District Texas Water Revenue
                                               (Putters -- Series 579) VRDN 3.06% due 08/01/2012 (a)(b)..............      2,895,000
                             5,645,000       Victoria County, Texas Hospital Revenue (Floaters -- Series 959)
                                               VRDN 3.05% due 01/01/2016 (a)(b)......................................      5,645,000
                             4,840,000       Williamson County, Texas (Putters -- Series 410)
                                               VRDN 3.06% due 02/15/2012 (a)(b)......................................      4,840,000
------------------------------------------------------------------------------------------------------------------------------------
Utah -- 1.8%                96,940,000       Emery County, Utah PCR (Pacificorp Projects) DDN 3.07%
                                               due 11/01/2024 (a)....................................................     96,940,000
                             2,425,000       Logan City, Utah Revenue (Integrated System Inc. -- Series A)
                                               VRDN 3.18% due 06/01/2014 (a).........................................      2,425,000
                                             Murray City, Utah Hospital Revenue (Health Services Inc.) DDN:
                            15,200,000         (Series A) 3.07% due 05/15/2037 (a)...................................     15,200,000
                            65,600,000         (Series C) 3.07% due 05/15/2036 (a)...................................     65,600,000
                             5,795,000       Utah Transportation Authority Sales Tax Revenue (Putters --
                                               Series 1107) VRDN 3.06% due 06/15/2013 (a)............................      5,795,000
                                             Utah Water Finance Agency Revenue VRDN:
                            12,100,000         (Series A-4) 3.07% due 07/01/2029 (a).................................     12,100,000
                             7,450,000         (Series A-5) 3.07% due 10/01/2027 (a).................................      7,450,000
                            13,150,000         (Series A-6) 3.07% due 10/01/2030 (a).................................     13,150,000
                            12,000,000         (Series A-8) 3.07% due 07/01/2032 (a).................................     12,000,000
                             9,000,000         (Series A-9) 3.07% due 07/01/2034 (a).................................      9,000,000
                            12,400,000         (Series A-11) 3.07% due 07/01/2031 (a)................................     12,400,000
                            13,100,000         (Series A-12) 3.06% due 10/01/2035 (a)................................     13,100,000
                            10,000,000       Weber County, Utah Hospital Revenue (Health Services --
                                               Series A) VRDN 3.05% due 02/15/2031...................................     10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Vermont -- 0.1%              1,385,000       Vermont EDA IDR (Huber & Suhner -- Series A) VRDN
                                               3.13% due 10/01/2016 (a)..............................................      1,385,000
                             5,800,000       Vermont Educational & Health Building Finance Agency Revenue
                                               (Middlebury College Project -- Series A) FXRDN 3.16%
                                               due 11/01/2006........................................................      5,800,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Vermont                   $  8,895,000       Vermont State Student Assistance Corp. (Student Loan Revenue)
(continued)                                    VRDN 3.20% due 01/01/2008 (a).........................................  $   8,895,000
------------------------------------------------------------------------------------------------------------------------------------
Virginia -- 1.3%             7,000,000       Charles City County, Virginia EDA Solid Waste Disposal Revenue
                                               (Waste Management Inc. Project -- Series A) VRDN 3.07%
                                               due 02/01/2029 (a)....................................................      7,000,000
                             3,395,000       Hampton, Virginia IDA Exempt Facilities Revenue (USA Waste of
                                               Virginia Landfills) VRDN 3.08% due 04/01/2013 (a).....................      3,395,000
                             8,800,000       Lexington, Virginia IDA Hospital Facilities Revenue (Merlots --
                                               Series E-01) VRDN 3.08% due 07/01/2030 (a)(b).........................      8,800,000
                             2,260,000       Loudoun County, Virginia Water Sewer Revenue (ROCS RR II
                                               R 6511) VRDN 3.06% due 01/01/2024 (a)(b)..............................      2,260,000
                                             Morgan Keegan Municipal Products Inc. (Various Trust
                                               Receipts -- Housing Development Authority) VRDN:
                            15,000,000         (Series D) 3.12% due 12/01/2010 (a)(b)................................     15,000,000
                            35,000,000         (Series E) 3.06% due 12/01/2010 (a)(b)................................     35,000,000
                            10,000,000       Municipal Securities Trust Certificates (Upper Occoquan Sewer
                                               Authority Virginia -- Class A -- Series 2001-159) DDN 3.07%
                                               due 03/19/2015 (a)(b).................................................     10,000,000
                            74,300,000       Norfolk, Virginia IDA Pool Finance (Sentara Health System
                                               Group) CP 3.20% due 03/07/2006........................................     74,300,000
                             3,175,000       Portsmouth, Virginia (ROCS RR II R 6054) VRDN 3.06%
                                               due 04/01/2021 (a)(b).................................................      3,175,000
                            11,385,000       Suffolk, Virginia IDA Residential Care Facilities Revenue (Lake
                                               Prince Center Project) VRDN 3.19% due 10/01/2031 (a)..................     11,385,000
                            25,000,000       Virginia State Housing Development Authority (Series C)
                                               FXRDN 3.03% due 05/16/2006............................................     24,993,312
------------------------------------------------------------------------------------------------------------------------------------
Washington -- 2.7%           5,000,000       ABN-AMRO Muni Tops 2001-01 -- King County, Washington
                                               VRDN 3.07% due 07/01/2006 (a)(b)......................................      5,000,000
                             3,050,000       Bellevue, Washington (Eagle 2004-1011 -- Series A)
                                               VRDN 3.06% due 12/01/2043 (a)(b)......................................      3,050,000
                             4,490,000       Central Puget Sound Washington Regional Authority Sales &
                                               Use Tax Revenue (Putters -- Series 755) VRDN 3.06%
                                               due 11/01/2012 (a)(b).................................................      4,490,000
                             5,540,000       Clark County, Washington (Putters -- Series 540) VRDN 3.06%
                                               due 06/01/2012 (a)(b).................................................      5,540,000
                                             Clark County, Washington Public Utilities District VRDN:
                            10,950,000         (Merlots -- Series A-03) 3.06% due 01/01/2010 (a)(b)..................     10,950,000
                             5,000,000         (Merlots -- Series A-116) 3.35% due 01/01/2020 (a)(b).................      5,000,000
                            26,745,000       Eagle Tax-Exempt Trust -- Port of Seattle, Washington Passenger
                                               Facility Charge (Series 984705) VRDN 3.06%
                                               due 12/01/2019 (a)(b).................................................     26,745,000
                            14,680,000       Eagle Tax-Exempt Trust -- Washington State Public Power
                                               Supply System (Nuclear Project Number 1 -- Series 964702)
                                               VRDN 3.06% due 07/01/2011 (a)(b)......................................     14,680,000
                            11,255,000       Eclipse Funding Trust (2006-0009) Solar Eclipse VRDN 3.05%
                                               due 01/01/2030 (a)(b).................................................     11,255,000
                             4,790,000       Goat Hill, Washington Lease Revenue (Putters -- Series 705)
                                               VRDN 3.06% due 12/01/2012 (a)(b)......................................      4,790,000
                             1,335,000       Goat Hill, Washington Lease Revenue (ROCS RR II R 2173)
                                               VRDN 3.06% due 12/01/2023 (a)(b)......................................      1,335,000
                             3,495,000       Grant County, Washington Public Utilities District Electric Revenue
                                               (ROCS RR II R 2039) VRDN 3.06% due 01/01/2019 (a)(b)..................      3,495,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Washington                $  5,665,000       King City, Washington (Putters -- Series 1015) VRDN 3.06%
(continued)                                    due 06/01/2013 (a)(b).................................................  $   5,665,000
                             6,220,000       King City, Washington (ROCS RR II R 2119) VRDN 3.06%
                                               due 06/01/2021 (a)(b).................................................      6,220,000
                            14,240,000       Municipal Securities Trust Certificate (Washington State Motor
                                               Vehicle Fuel -- Class A -- Series 2001-112) DDN 3.11%
                                               due 09/04/2014 (a)(b).................................................     14,240,000
                            23,600,000       Municipal Securities Trust Certificate (Class A -- Series 2001-112)
                                               DDN 3.07% due 01/07/2021 (a)(b).......................................     23,600,000
                             2,995,000       Pierce County, Washington School District (Floaters --
                                               Series 1116) VRDN 3.02% due 12/01/2023 (a)(b).........................      2,995,000
                             5,200,000       Pierce County, Washington School District (Merlots --
                                               Series D-09) VRDN 3.06% due 12/01/2024 (a)(b).........................      5,200,000
                             6,435,000       Pierce County, Washington School District (Putters --
                                               Series 950) VRDN 3.06% due 06/01/2013 (a)(b)..........................      6,435,000
                               995,000       Port Seattle, Washington Revenue (ROCS RR II R 329)
                                               VRDN 3.11% due 04/01/2016 (a)(b)......................................        995,000
                            11,000,000       Port Seattle, Washington Revenue (ROCS RR II R 7015)
                                               VRDN 3.06% due 03/01/2022 (a)(b)......................................     11,000,000
                             5,655,000       Port Tacoma, Washington Revenue (Merlots -- Series A-123)
                                               VRDN 3.11% due 12/01/2008 (a)(b)......................................      5,655,000
                             3,215,000       Seattle, Washington Housing Authority Revenue (Wedgewood
                                               Estates Project) VRDN 3.10% due 09/01/2036 (a)........................      3,215,000
                             2,420,000       Seattle, Washington Housing Authority Revenue (Newholly
                                               Project -- Phase III) VRDN 3.10% due 12/01/2034 (a)...................      2,420,000
                             9,680,000       Seattle, Washington Municipal Light & Power Revenue
                                               (Municipal Securities Trust -- SGA 85) DDN 3.07%
                                               due 10/01/2023 (a)(b).................................................      9,680,000
                            28,325,000       Seattle, Washington Municipal Light & Power Revenue
                                               (Merlots -- Series A-56) VRDN 3.06% due 03/01/2015 (a)(b).............     28,325,000
                             6,755,000       Seattle, Washington Municipal Light & Power Revenue
                                               (Putters -- Series 668) VRDN 3.06% due 08/01/2012 (a)(b)..............      6,755,000
                            18,500,000       Snohomish County, Washington Public Utility District (#001
                                               Electric Revenue Municipal Securities Trust Receipts --
                                               SGA-124) DDN 3.07% due 12/01/2024 (a)(b)..............................     18,500,000
                             7,440,000       Snohomish County, Washington Public Utility District
                                               (ROCS RR II R 6055) VRDN 3.06% due 12/01/2022 (a)(b)..................      7,440,000
                             5,210,000       Snohomish County, Transit Infrastructure Bank Revenue
                                               (Putters -- Series 316) VRDN 3.06% due 12/01/2023 (a)(b)..............      5,210,000
                             8,750,000       Washington State Economic Development Finance Authority EDR
                                               (Mount Ainstar Resort -- Series C) DDN 3.17%
                                               due 10/01/2023 (a)....................................................      8,750,000
                             5,680,000       Washington State Economic Development Finance Authority Lease
                                               Revenue (Merlots -- Series D-08) VRDN 3.06%
                                               due 06/01/2025 (a)(b).................................................      5,680,000
                                             Washington State Economic Development Finance Authority Solid
                                               Waste Disposal Revenue (Waste Management Inc. Project --
                                               Series D) VRDN:
                             9,000,000         3.07% due 11/01/2017 (a)..............................................      9,000,000
                             4,000,000         3.07% due 07/01/2027 (a)..............................................      4,000,000
                            20,000,000       Washington State Housing Finance Community Nonprofit
                                               Housing Revenue (Wesley Homes Project -- Series A)
                                               DDN 3.03% due 01/01/2036 (a)..........................................     20,000,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Washington                $ 10,620,000       Washington State Housing Finance Community M/F Housing
(continued)                                    Revenue (Country Club Apartments -- Series A) DDN 3.13%
                                               due 08/01/2032 (a)....................................................  $  10,620,000
                            10,395,000       Washington State Housing Finance Community M/F Revenue
                                              (Merrill Gardens Renton -- Series A) VRDN 3.11%
                                               due 12/01/2040 (a)....................................................     10,395,000
                             5,715,000       Washington State Floating Certificates Trust -- Austin Trust
                                               (Series 2002-C) GO VRDN 3.10% due 07/01/2023 (a)(b)...................      5,715,000
                            21,890,000       Washington State (Eagle 720050037 CL-A) VRDN 3.06%
                                               due 01/01/2024 (a)(b).................................................     21,890,000
                            15,985,000       Washington State (Floaters -- Series 2000-389) GO VRDN 3.05%
                                               due 07/01/2018 (a)(b).................................................     15,985,000
                             6,770,000       Washington State (Putters -- Series 748) VRDN 3.06%
                                               due 01/01/2013 (a)(b).................................................      6,770,000
                             8,275,000       Washington State (Putters -- Series 1109) VRDN 3.06%
                                               due 07/01/2013 (a)(b).................................................      8,275,000
                             4,355,000       Washington State (Putters -- Series 1141) VRDN 3.06%
                                               due 07/01/2013 (a)(b).................................................      4,355,000
                             8,620,000       Washington State (ROCS RR II R 4077) VRDN 3.06%
                                               due 07/01/2024 (a)(b).................................................      8,620,000
                             5,195,000       Washington State (Merlots -- Series A-05) GO VRDN 3.06%
                                               due 01/01/2013 (a)(b).................................................      5,195,000
                             6,295,000       Washington State (Merlots -- Series A-101) GO VRDN 3.06%
                                               due 07/01/2019 (a)(b).................................................      6,295,000
--------------------------------------------------------------------------------------------------------------------- --------------
West Virginia -- 0.3%        2,445,000       Cabell County, West Virginia Building Community Revenue
                                               (Pressley Ridge School Project) VRDN 3.10%
                                               due 08/01/2022 (a)....................................................      2,445,000
                            15,500,000       Putnam County, West Virginia Solid Waste Disposal Revenue
                                               (Toyota Manufacturing Project -- Series A) VRDN 3.08%
                                               due 04/01/2030 (a)....................................................     15,500,000
                             5,900,000       West Virginia Higher Educational Pool Community Revenue
                                               (ROCS RR II R 2210) VRDN 3.06% due 04/01/2023 (a)(b)..................      5,900,000
                                             West Virginia State VRDN:
                             5,265,000         (Putters -- 1112) 3.06% due 06/01/2013 (a)(b).........................      5,265,000
                             5,000,000         (Putters -- 1114) 3.06% due 06/01/2013 (a)(b).........................      5,000,000
                            10,935,000       West Virginia State Hospital Finance Authority Revenue
                                               (Pallottine Health -- Series A-1) VRDN 3.02%
                                               due 10/01/2033 (a)....................................................     10,935,000
                             3,860,000       West Virginia University Revenue (Merlots -- Series A-15)
                                               VRDN 3.06% due 04/01/2028 (a).........................................      3,860,000
--------------------------------------------------------------------------------------------------------------------- --------------
Wisconsin -- 4.0%           18,985,000       ABN-AMRO Muni Tops 2001-32 -- Wisconsin State
                                               VRDN 3.07% due 05/01/2022 (a)(b)......................................     18,985,000
                            16,500,000       Appleton, Wisconsin Area School District TRAN 4.00%
                                               due 09/29/2006........................................................     16,610,592
                            15,000,000       Appleton, Wisconsin Redevelopment Authority Revenue (Fox
                                               Cities Arts Center -- Series B) VRDN 3.05% due 06/01/2036 (a).........     15,000,000
                               700,000       Janesville, Wisconsin IDR (Lamson & Session Co. Project)
                                               VRDN 3.4% due 09/01/2007 (a)..........................................        700,000
                             3,185,000       Manitowoc, Wisconsin Electric Revenue (ROCS RR II R 2177)
                                               VRDN 3.06% due 10/01/2024 (a)(b)......................................      3,185,000
                            18,200,000       Milwaukee, Wisconsin Redevelopment Authority Revenue
                                               (Cathedral Place Packing Facilities Project) VRDN 3.05%
                                               due 05/01/2025 (a)....................................................     18,200,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Wisconsin                 $ 14,965,000       Milwaukee, Wisconsin Redevelopment Authority Revenue
(continued)                                    (Milwaukee YMCA Project) DDN 3.12% due 07/01/2034 (a).................  $  14,965,000
                            10,000,000       Milwaukee, Wisconsin Redevelopment Authority Revenue
                                               (University of Wisconsin -- Kenilworth Project) VRDN 3.02%
                                               due 09/01/2040 (a)....................................................     10,000,000
                             3,850,000       Milwaukee, Wisconsin Redevelopment Authority Revenue
                                               (Wisconsin Humane Society Inc. Project) VRDN 3.19%
                                               due 03/01/2019 (a)....................................................      3,850,000
                             4,950,000       Northland Pines School District Wisconsin TRAN 4.25%
                                               due 10/12/2006........................................................      4,991,610
                             2,305,000       Sturtevant, Wisconsin IDR (Andis Co. Project -- Series A)
                                               VRDN 3.15% due 12/01/2016 (a).........................................      2,305,000
                             2,900,000       Waukesha, Wisconsin Housing Authority Revenue (Hart Park
                                               Square Project) VRDN 3.17% due 03/01/2034 (a).........................      2,900,000
                            12,745,000       West Allis, Wisconsin Revenue State Fair Park Exposition
                                               VRDN 3.05% due 08/01/2028 (a).........................................     12,745,000
                             5,000,000       Wisconsin State (Eagle 2004-1009 A) VRDN 3.06%
                                               due 05/01/2008 (a)(b).................................................      5,000,000
                             8,975,000       Wisconsin State (Putters -- Series 531) VRDN 3.06%
                                               due 11/01/2012 (a)(b).................................................      8,975,000
                                             Wisconsin State GO CP:
                            17,325,000         (Series 2000-B) 3.05% due 02/06/2006..................................     17,325,000
                            21,560,000         (Series 2000-B) 3.18% due 02/07/2006..................................     21,560,000
                            15,630,000         (Series 2000-B) 3.00% due 02/22/2006..................................     15,630,000
                            15,591,000         (Series 2000-C) 3.15% due 02/07/2006..................................     15,591,000
                            28,390,000         (Series 2000-C) 3.18% due 02/07/2006..................................     28,390,000
                            25,300,000         (Series 2004-A) 3.20% due 02/06/2006..................................     25,300,000
                             1,675,000         (Series 2004-A) 3.18% due 02/07/2006..................................      1,675,000
                            16,700,000         (Series 2004-A) 3.05% due 02/08/2006..................................     16,700,000
                            51,050,000         (Series 2004-A) 3.10% due 03/07/2006..................................     51,050,000
                             6,500,000       Wisconsin State Health & Educational Facilities Authority
                                               Revenue (Attic Angel Obligated) VRDN 3.07%
                                               due 11/01/2028 (a)....................................................      6,500,000
                                             Wisconsin State Health & Educational Facilities Authority
                                               Revenue (Gunersen Lutheran) DDN:
                            21,120,000         (Series A) 3.07% due 12/01/2015 (a)...................................     21,120,000
                            30,645,000         (Series B) 3.07% due 12/01/2029 (a)...................................     30,645,000
                             1,750,000       Wisconsin State Health & Educational Facilities Authority
                                               Revenue (Hospicecare Holdings Inc.) VRDN 3.05%
                                               due 05/01/2030 (a)....................................................      1,750,000
                             7,000,000       Wisconsin State Health & Educational Facilities Authority
                                               Revenue (Lutheran College) VRDN 3.12% due 09/01/2031 (a)..............      7,000,000
                            11,500,000       Wisconsin State Health & Educational Facilities Authority
                                               Revenue (Marshfield -- Series B) VRDN 3.07%
                                               due 01/15/2036 (a)....................................................     11,500,000
                             5,440,000       Wisconsin State Health & Educational Facilities Authority
                                               Revenue (Prohealth Inc. -- Series B) DDN 3.07%
                                               due 08/15/2030 (a)....................................................      5,440,000
                            12,000,000       Wisconsin State Health & Educational Facilities Authority
                                               Revenue (Oakwood Village) VRDN 3.05%
                                               due 03/01/2035 (a)....................................................     12,000,000
                             1,930,000       Wisconsin State Health & Educational Facilities Authority
                                               Revenue (Riverview Hospital) DDN 3.12%
                                               due 10/01/2030 (a)....................................................      1,930,000

------------------------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
====================================================================================================================================

                          FACE AMOUNT                             ISSUE                                                    VALUE
====================================================================================================================================
Wisconsin                 $ 18,450,000       Wisconsin State Health & Educational Facilities Authority
(continued)                                    Revenue (SSM Health Care -- Series 98-B) DDN 3.12%
                                               due 12/01/2032 (a)...................................................   $  18,450,000
                             6,075,000       Wisconsin State Health & Educational Facilities Authority
                                               Revenue (St. Johns Community Radianassurance) VRDN
                                               3.08% due 10/01/2022 (a).............................................       6,075,000
                            18,170,000       Wisconsin State Health & Educational Facilities Authority
                                               Revenue (Wisconsin Lutheran College Project) DDN 3.12%
                                               due 06/01/2033 (a)...................................................      18,170,000
                                             Wisconsin State Petroleum Inspection Fee Revenue Bonds CP:
                            50,000,000         3.15% due 02/06/2006.................................................      50,000,000
                            16,300,000         3.20% due 02/06/2006.................................................      16,300,000
                            30,000,000         2.95% due 02/08/2006.................................................      30,000,000
                            16,000,000         3.05% due 02/08/2006.................................................      16,000,000
                            30,000,000         3.16% due 03/01/2006.................................................      30,000,000
------------------------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.1%                              Laramie County, Wyoming IDR (Cheyenne Light Fuel &
                                               Power Co.) VRDN:
                             5,000,000         (Series 97-A) 3.17% due 03/01/2027(a)................................       5,000,000
                             3,500,000         (Series 97-B) 3.17% due 09/01/2021 (a)...............................       3,500,000
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost $15,443,749,055) -- 99.4%...................... $15,354,302,127
------------------------------------------------------------------------------------------------------------------------------------
                                             Other Assets Less Liabilities -- 0.6%..................................      89,446,928
------------------------------------------------------------------------------------------------------------------------------------
                                             Net Assets............................................................. $15,443,749,055
====================================================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at January 31, 2006. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $4,327,766,380 or 28.0% of net assets.


====================================================================================================================================
PORTFOLIO ABBREVIATIONS FOR MASTER INSTITUTIONAL TAX-EXEMPT

BAN     Bond Anticipation Notes              GO      General Obligation                      S/F     Single Family
CN      Collateral Notes                     IDA     Industrial Development Authority        PCR     Pollution Control Revenue
CP      Commercial Paper                     IDB     Industrial Development Board            RAN     Revenue Anticipation Notes
DDN     Daily Demand Notes                   IDC     Industrial Development Corporation      TRAN    Tax Revenue Anticipation Notes
EDA     Economic Development Authority       IDR     Industrial Development Revenue          VRDN    Variable Rate Demand Notes
EDR     Economic Development                 M/F     Multi-Family
        Revenue
FXRDN   Fixed Rate Demand Notes

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           Merrill Lynch Funds for Institutions Series and Master Institutions Money Market Trust

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.
                  Chief Executive Officer
                  Merrill Lynch Funds for Institutions Series and Master
                   Institutional Money Market Trust

           Date:  March 20, 2006

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.
                  Chief Executive Officer
                  Merrill Lynch Funds for Institutions Series and Master
                   Institutional Money Market Trust

           Date:  March 20, 2006

           By:    /s/ William Breen
                  -----------------
                  William Breen
                  Chief Financial Officer
                  Merrill Lynch Funds for Institutions Series and Master
                   Institutional Money Market Trust

           Date:  March 20, 2006